                                            Registration Statement No. 333-27687
                                                                       811-08223

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 4
                                       and
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                         Post-Effective Amendment No. 9

                 THE TRAVELERS FUND BD IV FOR VARIABLE ANNUITIES
                           (Exact name of Registrant)

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                               (Name of Depositor)

                  ONE TOWER SQUARE, HARTFORD, CONNECTICUT 06183
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including area code: (860) 277-0111

                                ERNEST J. WRIGHT
                     The Travelers Life and Annuity Company
                                One Tower Square
                           Hartford, Connecticut 06183
                     (Name and Address of Agent for Service)



Approximate Date of Proposed Public Offering:


It is proposed that this filing will become effective (check appropriate box):

________  immediately upon filing pursuant to paragraph (b) of Rule 485.

  X       on May 1, 2001 pursuant to paragraph (b) of Rule 485.
________
________  60 days after filing pursuant to paragraph (a)(1) of Rule 485.

________  on ___________ pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:

____ this post-effective amendment designates a new effective date for a previously filed post- effective amendment.

                                     PART A

                      Information Required in a Prospectus

                      TRAVELERS INDEX ANNUITY PROSPECTUS:
                THE TRAVELERS FUND BD III FOR VARIABLE ANNUITIES
                THE TRAVELERS FUND BD IV FOR VARIABLE ANNUITIES

This prospectus describes TRAVELERS INDEX ANNUITY, a single premium deferred variable annuity contract (the "Contract") issued by The Travelers Insurance Company or The Travelers Life and Annuity Company, depending on the state in which you purchased your Contract. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("qualified Contracts") as well as those that do not qualify for such treatment ("nonqualified Contracts"). Travelers Index Annuity is issued as an individual Contract.

You can choose to have your premium ("purchase payment") accumulate on a variable and/or fixed basis in one of our funding options. Your contract value before the maturity date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the variable funding options you select. You bear the investment risk of investing in the variable funding options. The variable funding options are:

     Money Market Portfolio

     DEUTSCHE ASSET MANAGEMENT VIT FUNDS
       EAFE(R) Equity Index Fund
       Small Cap Index Fund

     GREENWICH STREET SERIES FUND
       Equity Index Portfolio -- Class I Shares

The Contract, certain contract features and/or some of the funding options may not be available in all states. THE CURRENT PROSPECTUSES FOR THE UNDERLYING FUNDS THAT SUPPORT THE VARIABLE FUNDING OPTIONS MUST ACCOMPANY THIS PROSPECTUS. READ AND RETAIN THEM FOR FUTURE REFERENCE.

In addition, you can choose to protect your investment by purchasing a guarantee from the Company called the Principal Protection Feature. If purchased, we will guarantee that on the Principal Protection Expiration Date (the last day of the eighth Contract Year), your Contract will be worth at least 115%, 100% or 90% (depending on your selection) of your purchase payment, adjusted for withdrawals, even if the value of your Contract on that date is less than the chosen percentage of your purchase payment. To qualify for the Principal Protection Feature, you must allocate your purchase payment to the Protected Funding Option -- Equity Index Portfolio -- and keep your payment in that funding option until the end of the eighth Contract Year. There is a separate charge for this feature.

This prospectus provides the information that you should know before investing in the Contract. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2001. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to The Travelers Insurance Company, Annuity Investor Services, One Tower Square, Hartford, Connecticut 06183, call 1-800-842-8573 or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                             PROSPECTUS MAY 1, 2001

                               TABLE OF CONTENTS

Index of Special Terms................      2
Summary...............................      3
Fee Table.............................      7
Condensed Financial Information.......     10
The Annuity Contract..................     10
     Contract Owner Inquiries.........     10
     Purchase Payments................     11
     Accumulation Units...............     11
     The Variable Funding Options.....     11
     Optional Principal Protection
       Feature........................     12
     Principal Protection Expiration
       Date...........................     12
     Fixed Account....................
Charges and Deductions................     13
     General..........................     13
     Withdrawal Charge................     13
     Free Withdrawal Allowance........     14
     Transfer Charge..................     14
     Optional Principal Protection
       Fee............................     14
     Principal Protection Cancellation
       Charge.........................     15
     Administrative Charges...........     15
     Mortality and Expense Risk
       Charge.........................     16
     Variable Funding Option
       Expenses.......................     16
     Premium Tax......................     16
     Changes in Taxes Based Upon
       Premium or Value...............     16
Transfers.............................     16
     Dollar Cost Averaging............     16
Access to Your Money..................     17
     Systematic Withdrawals...........     17
Ownership Provisions..................     18
     Types of Ownership...............     18
     Contract Owner...................     18
     Beneficiary......................     18
     Annuitant........................     18
Death Benefit.........................     18
     Death Proceeds Before the
       Maturity Date..................     19
     Payment of Proceeds..............     21
     Death Proceeds After the Maturity
       Date...........................     22
The Annuity Period....................     22
     Maturity Date....................     22
     Allocation of Annuity............     23
     Variable Annuity.................     23
     Fixed Annuity....................     24
Payment Options.......................     24
     Election of Options..............     24
     Annuity Options..................     24
Miscellaneous Contract Provisions.....     25
     Right to Return..................     25
     Termination......................     25
     Required Reports.................     25
     Suspension of Payments...........     25
The Separate Accounts.................     26
     Performance Information..........     26
Federal Tax Considerations............     27
     General Taxation of Annuities....     27
     Types of Contracts: Qualified or
       Nonqualified...................     27
     Nonqualified Annuity Contracts...     28
     Qualified Annuity Contracts......     28
     Penalty Tax for Premature
       Distributions..................     28
     Diversification Requirements for
       Variable Annuities.............     28
     Ownership of the Investments.....     29
     Mandatory Distributions for
       Qualified Plans................     29
     Taxation of Death Benefit
       Proceeds.......................     29
Other Information.....................     29
     The Insurance Companies..........     29
     Financial Statements.............     29
     Distribution of Variable Annuity
       Contracts......................     29
     Conformity with State and Federal
       Laws...........................     30
     Voting Rights....................     30
     Legal Proceedings and Opinions...     30
APPENDIX A: Condensed Financial
  Information for The Travelers
  Insurance Company: Fund BD III......    A-1
APPENDIX B: Condensed Financial
  Information for The Travelers Life
  and Annuity Company: Fund BD IV.....    B-1
APPENDIX C: The Fixed Account.........    C-1
APPENDIX D: Contents of the Statement
  of Additional Information...........    D-1

                             INDEX OF SPECIAL TERMS

The following terms are italicized throughout the prospectus. Refer to the page listed for an explanation of each term.

Accumulation Unit.....................     11
Accumulation Period...................     11
Annuitant.............................     14
Annuity Payments......................     10
Annuity Unit..........................     11
Contingent Annuitant..................     14
Contract Date.........................     10
Contract Owner (You, Your)............     10
Contract Value........................     10
Contract Year.........................     10
Fixed Account.........................    C-1
Death Report Date.....................     19
Funding Option(s).....................     11
Joint Owner...........................     16
Maturity Date.........................     22
Purchase Payment......................     11
Underlying Fund.......................     11
Written Request.......................     10

                                    SUMMARY:
                            TRAVELERS INDEX ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company, ("the Company," "We" or "Us") depending on where you reside. Each company sponsors its own segregated asset account ("Separate Account"). The Travelers Insurance Company sponsors the Travelers Fund BD III for Variable Annuities ("Fund BD III"); The Travelers Life and Annuity Company sponsors the Travelers Fund BD IV for Variable Annuities ("Fund BD IV"). When we refer to the Separate Account, we are referring to either Fund BD III or Fund BD IV, depending upon your issuing Company.

Your issuing Company is The Travelers Life and Annuity Company unless you reside in one of the following locations. The Travelers Insurance Company issues Contracts in the locations listed below:

Bahamas                                          New York
British Virgin Islands                           North Carolina
Guam                                             Puerto Rico
Kansas                                           Tennessee
Maine                                            U.S. Virgin Islands
New Hampshire                                    Wyoming

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment to one or more of the variable funding options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The variable funding options are designed to produce a higher rate of return than the Fixed Account; however, this is not guaranteed. You can also lose money in the variable funding options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase. During the accumulation phase generally, under a qualified contract, your pre-tax contribution accumulates on a tax-deferred basis and is taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a nonqualified contract, earnings on your after-tax contribution accumulates on a tax-deferred basis and is taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (annuity payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the variable funding options and/or the Fixed Account. If you elect variable income payments, the dollar amount or your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

PRINCIPAL PROTECTION GUARANTEE (For investors who intend to hold their Contract for at least eight years.) You can choose to protect your investment by purchasing a separate guarantee from the Company. With the Principal Protection Guarantee, you receive, at the end of eight years, 115%, 100%, or 90% of your purchase payment (depending on the guarantee you purchased) less any withdrawals and related withdrawal charges, or the contract value -- whichever is greater. Not all levels of protection may be available for purchase.

After the end of the eighth contract year, you may (a) remain in the Contract and transfer to any of the funding options, (b) purchase another Index Annuity contract with the Principal Protection Guarantee, (c) transfer to another annuity contract or (d) withdraw your contract value. Unless you inform us in writing of a different investment choice, at the end of the eighth contract year, we will transfer your contract value to the Money Market Portfolio, offered within this Contract.

If you have selected the Principal Protection Feature, any partial amounts you withdraw (including the withdrawal charge and Principal Protection Cancellation Charge) will reduce the amount of principal guaranteed proportionately. The Principal Protection Feature which you originally selected covers the remaining contract value. If you make a full withdrawal before the end of the eighth contract year, the Principal Protection Guarantee is no longer in effect. Depending on market conditions, the cash surrender value may be more or less that the guaranteed principal amount you selected. We will not refund any expenses or fees associated with the Principal Protection Feature under any circumstances.

WHO SHOULD PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual nonqualified purchases; (2) Individual Retirement Annuities (IRAs); and (3) Section 403(b) Rollovers (TSA rollover). Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits.

You may purchase the Contract with a single payment of at least $10,000. At this time, the Company does not permit additional payments.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your contract value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the underlying funds). Where state law requires a longer right to return period, or the return of purchase payments, the Company will comply. You bear the investment risk on the purchase payment allocated to a variable funding option during the right to return period; therefore, the contract value we return may be greater or less than your purchase payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, we will refund your full purchase payment. During the remainder of the right to return period, we will refund your contract value (including charges we assessed). We will determine your contract value at the close of business on the day we receive a written request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? Through its subaccounts, the Separate Account uses your purchase payment to purchase units, at your direction, of one or more of the variable funding options. In turn, each variable funding option invests in an underlying mutual fund ("underlying fund") that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these variable funding options.

You can transfer between the variable funding options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other contract owners. You may transfer between the Fixed Account and the variable funding options twice a year (during the 30 days after the six-month contract date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from the amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E at an annual rate of 1.25% for the Standard Death Benefit, and 1.45% for the Enhanced Death Benefit. For Contracts with a value of less than $50,000, we also deduct an annual administrative charge of $30. Each underlying fund also charges for management and other expenses.

An optional Contract feature, the Principal Protection Guarantee, provides that you will receive a stated percent of your single payment, less partial withdrawals and related withdrawal charges, on the Principal Protection Guarantee Expiration Date. There is an annual insurance charge of up to 2.00% if you select this feature. If you withdraw your money before the maturity date and if you have selected the Principal Protection Guarantee, there is no refund of the Principal Protection Fee and the Company may deduct an additional Principal Protection Cancellation Charge (0%-4%).

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the purchase payment. The maximum percentage is 6%, decreasing to 0% in years nine and later.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payment you make to a qualified Contract during the accumulation phase is made with before-tax dollars. Generally, you will be taxed on your purchase payment and on any earnings when you make a withdrawal or begin receiving annuity payments. Under a nonqualified Contract, your purchase payment is made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges, income taxes, the Principal Protection Cancellation Charge, and/or a penalty tax may apply to taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? You may choose to purchase the Standard or Enhanced Death Benefit. The death benefit applies upon the first death of the contract owner, joint owner, or annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) due proof of death and (2) written payment instructions. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about accumulation unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

     - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in variable funding options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels. This program is not available if you have selected the Principal Protection Feature.

     - SYSTEMATIC WITHDRAWAL OPTION. Before the maturity date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.

                                   FEE TABLES
--------------------------------------------------------------------------------

The purpose of the following Fee Tables is to assist Contract owners in understanding the various costs and expenses that you will bear, directly or indirectly, if you purchase this Contract. See "Charges and Deductions" in this prospectus for additional information. Expenses shown do not include premium taxes, which may be applicable. "Other Expenses" include operating costs of each underlying fund. Each fund reflects these expenses in its net asset value; the expenses are not deducted from your contract value.

               FEE TABLE -- WITHOUT PRINCIPAL PROTECTION FEATURE
--------------------------------------------------------------------------------
TRANSACTION EXPENSES

    WITHDRAWAL CHARGE(as a percentage of the purchase payment withdrawn)

            YEARS SINCE PURCHASE                   WITHDRAWAL
                PAYMENT MADE                         CHARGE
                    0-1                                6%
                     2                                 6%
                     3                                 5%
                     4                                 5%
                     5                                 4%
                     6                                 4%
                     7                                 3%
                     8                                 2%
                 9 and over                            0%

ANNUAL SEPARATE ACCOUNT CHARGES
(as a percentage of the average daily net assets of the Separate Account)

                                                              STANDARD   ENHANCED
                                                               DEATH      DEATH
                                                              BENEFIT    BENEFIT
---------------------------------------------------------------------------------
Mortality & Expense Risk Charge.............................    1.25%      1.45%
Administrative Expense Charge...............................    0.15%      0.15%
                                                              -------    -------
  Total Separate Account Charges............................    1.40%      1.60%

OTHER ANNUAL CHARGES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE
         (Waived if contract value is $50,000 or more)     $30

VARIABLE FUNDING OPTION EXPENSES:
(as a percentage of average daily net assets of the funding option as of December 31, 2000, unless otherwise noted)

                                                                                     TOTAL ANNUAL
                                                                                      OPERATING
                                                MANAGEMENT FEE    OTHER EXPENSES       EXPENSES
                                                (AFTER EXPENSE    (AFTER EXPENSE    (AFTER EXPENSE
               FUNDING OPTIONS:                 REIMBURSEMENT)    REIMBURSEMENT)    REIMBURSEMENT)
--------------------------------------------------------------------------------------------------
DEUTSCHE ASSET MANAGEMENT VIT FUNDS
  EAFE(R) Equity Index Fund...................       0.45%             0.20%             0.65%(1)
  Small Cap Index Fund........................       0.35%             0.10%             0.45%(1)
GREENWICH STREET SERIES FUND
  Equity Index Portfolio -- Class I Shares....       0.21%             0.02%             0.23%(2)
MONEY MARKET PORTFOLIO........................       0.38%             0.02%             0.40%

---------------

(1) These fees reflect a voluntary expense reimbursement arrangement whereby the Adviser has agreed to reimburse the funds. Without such arrangement, Other Expenses and Total Annual Operating Expenses for the EAFE(R) Equity Index Fund and the SMALL CAP INDEX FUND would have been 0.47% and 0.92%, and 0.34% and 0.69%, respectively.

(2) The Management Fee includes 0.06% for fund administration.

EXAMPLES

These examples show what your costs would be under certain hypothetical situations. The examples do not represent past or future expenses. Your actual expenses may be more or less than those shown. We base examples on the annual expenses of the underlying funds for the year ended December 31, 2000, and assume that any fee waivers and expense reimbursements will continue. We cannot guarantee that these fee waivers and expense reimbursements will continue. The examples also assume that the $30 annual administrative charge is equivalent to 0.015% of the Separate Account contract value.

EXAMPLE* -- WITHOUT PRINCIPAL PROTECTION:

STANDARD DEATH BENEFIT

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets, and the charges reflected in the expense table above using the expenses for the Standard Death Benefit without the Principal Protection Guarantee Selected:

                                   IF CONTRACT IS SURRENDERED AT THE           IF CONTRACT IS NOT SURRENDERED OR
                                          END OF PERIOD SHOWN:                ANNUALIZED AT END OF PERIOD SHOWN**:
                                ----------------------------------------    ----------------------------------------
FUNDING OPTIONS:                1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------------------------------------------
DEUTSCHE ASSET MANAGEMENT VIT
  FUNDS
  EAFE(R) Equity Index Fund...    81        115        151        239         21        65         111        239
  Small Cap Index Fund........    79        109        141        219         19        59         101        219
GREENWICH STREET SERIES FUND
  Equity Index Portfolio --
    Class I Shares............    77        102        129        195         17        52          89        195
MONEY MARKET PORTFOLIO........    78        107        138        213         18        57          98        213

ENHANCED DEATH BENEFIT

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets, and the charges reflected in the expense table above using the expenses for the Enhanced Death Benefit without the Principal Protection Guarantee Selected:

                                   IF CONTRACT IS SURRENDERED AT THE           IF CONTRACT IS NOT SURRENDERED OR
                                          END OF PERIOD SHOWN:                ANNUALIZED AT END OF PERIOD SHOWN**:
                                ----------------------------------------    ----------------------------------------
FUNDING OPTIONS:                1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------------------------------------------
DEUTSCHE ASSET MANAGEMENT VIT
  FUNDS
  EAFE(R) Equity Index Fund...    83        121        161        260         23        71         121        260
  Small Cap Index Fund........    81        115        151        239         21        65         111        239
GREENWICH STREET SERIES FUND
  Equity Index Portfolio --
    Class I Shares............    79        108        140        216         19        58         100        216
MONEY MARKET PORTFOLIO........    80        113        149        234         20        63         109        234

                 FEE TABLE -- WITH PRINCIPAL PROTECTION FEATURE
--------------------------------------------------------------------------------
TRANSACTION EXPENSES

                                  PRINCIPAL PROTECTION CANCELLATION CHARGE
       WITHDRAWAL CHARGE                    (as a percentage of
(as a percentage of the purchase         purchase payment withdrawn
       payment withdrawn)              from Protected Funding Option)
--------------------------------  ----------------------------------------
     YEARS SINCE                         YEARS SINCE
       PURCHASE                            PURCHASE
     PAYMENT MADE        CHARGE          PAYMENT MADE            CHARGE
         0-1              6%                0-1                  4%
          2               6%                 2                   4%
          3               5%                 3                   4%
          4               5%                 4                   3%
          5               4%                 5                   3%
          6               4%                 6                   3%
          7               3%                 7                   2%
          8               2%                 8                   1%
     9 and over           0%            9 and over               0%


ANNUAL SEPARATE ACCOUNT CHARGES
(as a percentage of the average daily net assets of the Separate Account)

                                                              STANDARD   ENHANCED
                                                               DEATH      DEATH
                                                              BENEFIT    BENEFIT
---------------------------------------------------------------------------------
Mortality & Expense Risk Charge.............................    1.25%      1.45%
Principal Protection Fee (maximum)(1).......................    2.00%      2.00%
Administrative Expense Charge...............................    0.15%      0.15%
                                                              -------    -------
  Total Separate Account Charges............................    3.40%      3.60%

---------------

(1) The Principal Protection Fee is an annual insurance charge that varies with the level of guarantee chosen under the Principal Protection Feature. The maximum Principal Protection Fee is 2.00% annually.

OTHER ANNUAL CHARGES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE
         (Waived if contract value is $50,000 or more))     $30

VARIABLE FUNDING OPTION EXPENSES:
(as a percentage of average daily net assets of the Funding Option as of December 31, 2000, unless otherwise noted)

                                                                                          TOTAL ANNUAL
                                                                                           OPERATING
                                                     MANAGEMENT FEE    OTHER EXPENSES       EXPENSES
                                                     (AFTER EXPENSE    (AFTER EXPENSE    (AFTER EXPENSE
FUNDING OPTION:                                      REIMBURSEMENT)    REIMBURSEMENT)    REIMBURSEMENT)
-------------------------------------------------------------------------------------------------------
GREENWICH STREET SERIES FUND
  Equity Index Portfolio -- Class I Shares.........       0.21%             0.02%             0.23%

EXAMPLES

These examples show what your costs would be under certain hypothetical situations. The examples do not represent past or future expenses. Your actual expenses may be more or less than those shown. We base examples on the annual expenses of the underlying funds for the year ended December 31, 2000, and assume that any fee waivers and expense reimbursements will continue. We cannot guarantee that these fee waivers and expense reimbursements will continue. The examples include the deduction of the maximum Principal Protection Fee of 2.00%. The examples also assume that the $30 annual administrative charge is equivalent to 0.015% of the Separate Account contract value.

EXAMPLE* -- WITH PRINCIPAL PROTECTION:

STANDARD AND ENHANCED DEATH BENEFITS

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets, and the charges reflected in the expense table above using the expenses for the Standard Death Benefit or Enhanced Death Benefit, as applicable, with the Principal Protection Guarantee Selected:

                                   IF CONTRACT IS SURRENDERED AT THE           IF CONTRACT IS NOT SURRENDERED OR
                                          END OF PERIOD SHOWN:                ANNUALIZED AT END OF PERIOD SHOWN**:
                                ----------------------------------------    ----------------------------------------
FUNDING OPTION:                 1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------------------------------------------
GREENWICH STREET SERIES FUND
  Equity Index Portfolio --
    Class I Shares(a).........   137        202        259        390         37        112        189        390
  Equity Index Portfolio --
    Class I Shares(b).........   139        207        268        407         39        117        198        407

---------------
(a) Standard Death Benefit

(b) Enhanced Death Benefit

                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

                            See Appendices A and B.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
Travelers Index Annuity is a contract between the contract owner ("you") and the Company. We describe your rights and benefits in this prospectus and in the Contract. There may be differences in your Contract because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

You make a purchase payment to us and we credit it to your Contract. We promise to pay you an income, in the form of annuity payments, beginning on a future date that you choose, the maturity date. The purchase payment accumulates tax deferred in the funding options of your choice. We offer multiple variable funding options, and one Fixed Account option. The contract owner assumes the risk of gain or loss according to the performance of the variable funding options. The contract value is the amount of purchase payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account contract value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account contract value"). The contract value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the maturity date the contract value will equal or exceed the amount of the purchase payment made under the Contract, except as noted under the Principal Protection Feature provisions. The date the contract and its benefits become effective is referred to as the contract date. Each 12-month period following the contract date is called a contract year.

Certain changes and elections must be made in writing to the Company. Where the term "written request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-8573.

PURCHASE PAYMENTS

Your purchase payment is due and payable before the Contract becomes effective, and must be at least $10,000. Under certain circumstances, we may waive the minimum purchase payment requirement. Purchase payments over $1,000,000 may be made only with our prior consent.

We will apply your purchase payment less any applicable premium tax (net purchase payment) within two business days after we receive it in good order at our Home Office. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS

The period between the contract date and the maturity date is the accumulation period. During the accumulation period, an accumulation unit is used to calculate the value of a Contract. An accumulation unit works like a share of a mutual fund. Each funding option has a corresponding accumulation unit value. The accumulation units are valued each business day and their values may increase or decrease from day to day. The number of accumulation units we will credit to your Contract once we receive a purchase payment is determined by dividing the amount directed to each funding option by the value of its accumulation unit. We calculate the value of an accumulation unit for each funding option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the maturity date), you are credited with annuity units.

THE VARIABLE FUNDING OPTIONS

You choose the variable funding options to which you allocate your purchase payment. These variable funding options are subaccounts of the Separate Account. The subaccounts invest in the underlying funds. You are not investing directly in the underlying fund. Each underlying fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. You will find detailed information about the funds and their inherent risks in the current fund prospectuses for the underlying funds that must accompany this prospectus. Since each option has varying degrees of risk, please read the prospectuses carefully before investing. There is no assurance that any of the underlying funds will meet its investment objectives. Contact your registered representative or call 1-800-842-8573 to request additional copies of the prospectuses.

The Company has entered into agreements with either the investment adviser or distributor of certain of the underlying funds in which the adviser or distributor pays us a fee for providing administrative services, which fee may vary. The fee is ordinarily based upon an annual percentage of the average aggregate net amount invested in the underlying funds on behalf of the Separate Account.

If any of the underlying funds become unavailable, or if we believe that further investment in an underlying fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

The current variable funding options are listed below, along with their investment advisers and any subadviser:

---------------------------------------------------------------------------------------------------------
                                                                                       INVESTMENT
       FUNDING OPTION                       INVESTMENT OBJECTIVE                   ADVISER/SUBADVISER
---------------------------------------------------------------------------------------------------------
Money Market Portfolio           Seeks high current income from short-term     Travelers Asset Management
                                 money market instruments while preserving     International Corporation
                                 capital and maintaining a high degree of
                                 liquidity.
DEUTSCHE ASSET MANAGEMENT VIT
  FUNDS
  EAFE Equity Index Fund         Seeks to replicate, before deduction of       Bankers Trust Company
                                 expenses, the total return performance of
                                 the EAFE Index.
  Small Cap Index Fund           Seeks to replicate, before deduction of       Bankers Trust Company
                                 expenses, the total return performance of
                                 the Russell 2000 Index.
GREENWICH STREET SERIES FUND
  Equity Index Portfolio* --     Seeks to replicate, before deduction of       Travelers Investment
    Class I Shares               expenses, the total return performance of     Management Co.
                                 the S&P 500 Index.

* IF ELECTED WITH THE PRINCIPAL PROTECTION FEATURE, THIS IS REFERRED TO AS THE "PROTECTED FUNDING OPTION."

                                 FIXED ACCOUNT
--------------------------------------------------------------------------------

We offer our Fixed Account as a funding option. Please see Appendix C for more information.

OPTIONAL PRINCIPAL PROTECTION FEATURE

(FOR INVESTORS WHO INTEND TO HOLD THE CONTRACT FOR AT LEAST EIGHT YEARS.)

You can choose to protect your investment by purchasing a guarantee called the Principal Protection Feature. If you purchase this feature, the Company will guarantee that on the Principal Protection Expiration Date, your Contract will be worth at least either 115%, 100%, or 90% (depending on the guarantee you purchased) of your purchase payment adjusted only for withdrawal reductions (including the Principal Protection Cancellation Charge), even if the value of your Contract on that date is less than your original payment. The purchase payment is not adjusted for administrative charges and mortality and expense risk charges. To qualify for the Principal Protection Feature, you must select this feature when you purchase the Contract, and allocate your entire purchase payment to the Protected Funding Option, the Equity Index Portfolio, until the Principal Protection Expiration Date. Not all levels of protection may be purchased at all times. A Principal Protection Fee and a Cancellation Charge are associated with this feature. (See "Charges and Deductions.") You should not purchase this feature if you intend to surrender the Contract within eight years.

At this time, the only Protected Funding Option is Equity Index Portfolio. At some time in the future, we may add additional Protected Funding Options.

If you buy the Principal Protection Feature, you may not transfer out of the Protected Funding Option before the end of the eighth contract year. You may withdraw or annuitize all or part of your contract value before the Principal Protection Expiration Date, subject to a Principal Protection Cancellation Charge and withdrawal charges. The amounts you withdraw (including the withdrawal charge and Principal Protection Cancellation Charge) will reduce the amount of the principal guarantee proportionately.

PRINCIPAL PROTECTION EXPIRATION DATE

If you purchase the Principal Protection Feature, the Company will fulfill its obligations under the feature on the Principal Expiration Date (which is the last day of the eighth contract year). On that date, we will contribute to your contract value any amount needed to bring your contract value up to 115%, 100% or 90%, depending on your selection, of your original payment adjusted for withdrawal reductions. In addition, on the Principal Protection Expiration Date, we will transfer your contract value to the Money Market Portfolio, a money market fund, unless you select, in writing, a different funding option. On and after the Principal Protection Expiration Date, you may remain in the Contract and transfer to any funding options, purchase a new Travelers Index Annuity Contract with the Principal Protection Feature, annuitize your Contract, exchange this Contract for another annuity contract, or withdraw your contract value. Your registered representative will help you with your decision.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

     - the ability for you to make withdrawals and surrenders under the Contracts;

     - the death benefit paid on the death of the contract owner, annuitant, or first of the joint owners,

     - the available funding options and related programs (including dollar-cost averaging and systematic withdrawal programs);

     - administration of the annuity options available under the Contracts; and

     - the distribution of various reports to contract owners.

Costs and expenses we incur include:

     - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts,

     - sales and marketing expenses including commission payments to your sales agent, and

     - other costs of doing business.

Risks we assume include:

     - that annuitants may live longer than estimated when the annuity factors under the Contracts were established;

     - that the amount of the death benefit will be greater than the contract value, and

     - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which purchase payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. (For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur.) We may also profit on one or more the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE

We do not deduct a sales charge from the purchase payment when it is applied under the Contract. However, a withdrawal charge will be deducted if any or all of the purchase payment is withdrawn during the first eight years following the purchase payment. We will assess the charge as a percentage of the purchase payment withdrawn as follows:

YEARS SINCE PURCHASE                   WITHDRAWAL
    PAYMENT MADE                         CHARGE
        0-1                                6%
         2                                 6%
         3                                 5%
         4                                 5%
         5                                 4%
         6                                 4%
         7                                 3%
         8                                 2%
    9 and over                             0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

     (a) any purchase payment to which no withdrawal charge applies, then

     (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

     (c) any purchase payment to which a withdrawal charge applies (on a first-in, first-out basis), then

     (d) any Contract earnings.

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge:

     - due to the death of the contract owner or the annuitant (with no contingent annuitant surviving);

     - if an annuity payout has begun

     - due to a minimum distribution under our minimum distribution rules then in effect; or

     - if an income option of at least five years' duration is begun after the first contract year.

FREE WITHDRAWAL ALLOWANCE

Beginning in the second contract year, you may withdraw up to 10% of the contract value annually. We calculate the available withdrawal amount as of the end of the previous contract year. The free withdrawal provision applies to all withdrawals. We reserve the right to not permit the provision on a full surrender.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

OPTIONAL PRINCIPAL PROTECTION FEE

We offer you the option of purchasing a guarantee on your investment. You can obtain protection for 115%, 100% or 90% of your principal if you buy the Principal Protection Feature at the time you purchase your Contract. Your registered representative will tell you what levels of protection are currently available for selection. Under this feature, we will guarantee that, on the Principal Protection Expiration Date (which is the last day of the eighth contract year), your Contract will be worth at least either 115%, 100% or 90% (depending on your choice of guarantees) of your purchase payment, less a reduction for withdrawals, withdrawal charges, and the Principal Protection Cancellation Charge, even if the value of your Contract on that date is less than the chosen percentage of your original purchase payment. Of course, if your contract value is more than the chosen percentage of your original purchase payment, you will receive the greater value.

There is an annual charge, the Principal Protection Fee, for this feature. The Principal Protection Fee compensates us for the risks that we will bear in providing this guarantee of principal. The Principal Protection Fee is deducted daily from your contract value at a maximum annual rate of 2.00%. The charge varies based on the level of guarantee chosen and the current market conditions that determine our actual costs associated with the Principal Protection Feature. The charge will be set periodically and will lock in at the time of contract purchase. The Principal Protection Fee is set forth in your Contract and is nonrefundable. Generally, the Principal Protection Fee will conform with the chart below. Please note that these ranges are estimates. The actual charge will vary due to market conditions, and will be determined by us.

 LEVEL OF GUARANTEE                        CHARGE RANGE
% OF PURCHASE PAYMENT                   % OF CONTRACT VALUE
        115%                               1.90% - 2.00%
        100%                               1.80% - 2.00%
         90%                               1.35% - 2.00%

You must select the Principal Protection Feature at the time you purchase your Contract. The Principal Protection Feature will extend for the eight years from the contract date until the Principal Protection Expiration Date. This guarantee is valid only if your Contract is held to the Principal Protection Expiration Date, and you do not annuitize or surrender before that date.

PRINCIPAL PROTECTION CANCELLATION CHARGE

We will assess a Principal Protection Cancellation Charge if you select the Principal Protection Feature and make a full or partial withdrawal from the Contract before the Principal Protection Expiration Date. This charge compensates us for costs incurred should you withdraw from the Principal Protection Feature before the Principal Protection Expiration Date.

The Principal Protection Cancellation Charge equals up to 4% of the original purchase payment withdrawn. The percent charged depends on the length of time you have had your contract. The Principal Protection Cancellation Charge is set forth in your Contract.

If you have selected the Principal Protection Feature, any amounts you withdraw (including the withdrawal charge and Principal Protection Cancellation Charge) will reduce the amount of the principal guarantee proportionately. The Principal Protection Feature which you originally selected covers the remaining contract value. If you make a full withdrawal before the end of the eighth contract year, the Principal Protection Feature is no longer in effect. Depending on market conditions, the cash surrender value may be more or less than the guaranteed principal amount you selected. We will not refund any expenses or fees associated with the Principal Protection Feature under any circumstances.

ADMINISTRATIVE CHARGES

There are two administrative charges: the annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in the first contract year, and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge:

     (1) from the distribution of death proceeds;

     (2) after an annuity payout has begun, or

     (3) if the contract value on the date of assessment equals or is greater than $50,000.

We deduct the administrative expense charge (sometimes called "sub-account administrative charge") on each business day from amounts allocated to the variable funding options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the variable funding options, and is reflected in our accumulation and annuity unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, the Company deducts a mortality and expense risk ("M&E") charge from amounts held in the variable funding options. The deduction is reflected in our calculation of accumulation and annuity unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Standard Death Benefit, this charge equals 1.25% annually. If you choose the Enhanced Death Benefit, this charge equals 1.45% annually. This charge compensates the company for risks assumed, benefits provided and expenses incurred, including payment of commissions to your sales agent.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the underlying funds in the fee table. Please review the prospectus for each underlying fund for a more complete description of that fund and its expenses.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your contract value either upon death, surrender, annuitization, or at the time you make purchase payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                   TRANSFERS
--------------------------------------------------------------------------------

Up to 30 days before the maturity date, you may transfer all or part of the contract value between variable funding options. We will make transfers at the value(s) next determined after we receive your request at our Home Office. There are no charges or restrictions on the amount or frequency of transfers currently; however, we reserve the right to charge a fee for any transfer request, and to limit the number of transfers to one in any six-month period. We also reserve the right to restrict transfers by any market timing firm or any other third party authorized to initiate transfers on behalf of multiple contract owners. We may, among other things, not accept: 1) the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or 2) the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner. We further reserve the right to limit transfers that we determine will disadvantage other contract owners.

Since different underlying funds have different expenses, a transfer of contract values from one variable funding option to another could result in your investment becoming subject to higher or lower expenses. Also, you should consider the inherent risks involved in making transfers. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time.

After the maturity date, you may make transfers between funding options only with our consent.

DOLLAR COST AVERAGING

This feature is not available during the Guarantee Period if you selected the Principal Protection Feature.

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more accumulation units in a funding option if the value per unit is low and will purchase fewer accumulation units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through written request or other method acceptable to us. You must have a minimum total contract value of $10,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400.

You may establish pre-authorized transfers of contract values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

Any time before the maturity date, you may redeem all or any portion of the cash surrender value, that is, the contract value less any withdrawal charge, any applicable Principal Protection Cancellation Charge, and any premium tax not previously deducted. Unless you submit a written request specifying the fixed or variable funding option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the cash surrender value as of the close of business after we receive your surrender request at our Home Office. The cash surrender value may be more or less than the purchase payment you made. You may not make withdrawals during the annuity period.

If you select the Principal Protection Feature and withdraw any amounts prior to the Principal Protection Expiration Date, the amounts withdrawn (including the withdrawal charge and Principal Protection Cancellation Charge) will no longer be protected by the Principal Protection Guarantee and will reduce the amount protected by the Guarantee proportionately.

We may defer payment of any cash surrender value for a period of up to seven days after the written request is received, but it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

SYSTEMATIC WITHDRAWALS

After the first contract year and before the maturity date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a contract value of at least $15,000 and you must make the election on the form we provide. We will surrender accumulation units pro rata from all investment options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to contract owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the contract owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------
TYPES OF OWNERSHIP

CONTRACT OWNER

Contract Owner (you). The Contract belongs to the contract owner named in the Contract (on the Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for nonqualified contracts. You have sole power during the annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the contract owner.

Joint Owner. For nonqualified contracts only, you may name joint owners (e.g., spouses) in a written request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a written request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the annuitant or the contract owner. If more than one beneficiary survives the annuitant or contract owner, they will share equally in benefits unless you recorded different shares with the Company by written request before the death of the annuitant or contract owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the variable funding options or the Fixed Account, as most recently elected by the contract owner, until the death report date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by written request during the lifetime of the annuitant and while the Contract continues.

ANNUITANT

The annuitant is designated in the Contract (on the Specifications page), and is the individual on whose life the maturity date and the amount of the monthly annuity payments depend. You may not change the annuitant after your Contract is in effect.

You may not change, delete or add a contingent annuitant after the Contract becomes effective.

                                 DEATH BENEFIT
--------------------------------------------------------------------------------
Before the maturity date, when there is no annuitant, a death benefit is payable when either the annuitant or a contract owner dies. We calculate the death benefit at the close of the business day on which the Company's Home Office receives due proof of death and written payment instructions ("death report date").

DEATH PROCEEDS BEFORE THE MATURITY DATE

STANDARD DEATH BENEFIT

DEATH OF ANY OWNER OR THE ANNUITANT BEFORE AGE 85. We will pay the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax, withdrawals, and outstanding loans not previously deducted:

        (1) the contract value;

        (2) the purchase payment made under the Contract; or

        (3) the Reset Death Benefit Value. The Reset Death Benefit Value is redetermined once every eight years, at which time it is set equal to the then current contract value. The Reset Death Benefit Value will also be redetermined any time a withdrawal is taken by reducing the Reset Death Benefit Value by a Partial Surrender Reduction (as described below).

DEATH OF ANY OWNER OR THE ANNUITANT ON OR AFTER AGE 85. We will pay the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or
(3) below, each reduced by any applicable premium tax, withdrawals or outstanding loans:

        (1) the contract value;

        (2) the purchase payment made under the Contract; or

        (3) the Reset Death Benefit Value (as described above) available at the Annuitant's 85th birthday, less any Partial Surrender Reductions (as described below) which occur after the Annuitant's 85th birthday.

PARTIAL SURRENDER REDUCTION. If you make a withdrawal, we reduce the Reset Death Benefit Value by a partial surrender reduction which equals (1) the Reset Death Benefit Value immediately prior to the withdrawal multiplied by (2) the amount of the withdrawal divided by the contract value immediately prior to the withdrawal.

For example, assume your current contract value is $55,000. If your original Reset Death Benefit Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Reset Death Benefit Value as follows:

        50,000 x (10,000/55,000) = 9,090

Your new Reset Death Benefit Value would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current contract value is $30,000. If your original Reset Death Benefit Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Reset Death Benefit Value as follows:

        50,000 x (10,000/30,000) = 16,666

Your new Reset Death Benefit Value would be 50,000-16,666, or $33,334.

ENHANCED DEATH BENEFIT

DEATH OF ANY OWNER OR THE ANNUITANT BEFORE AGE 80. We will pay the beneficiary a death benefit in an amount equal to the greatest of (1), or (2) below, each reduced by any applicable premium tax, withdrawals or outstanding loans not previously deducted:

        (1) the contract value;

        (2) the Roll-Up Death Benefit Value (as described below) available at the death report date.

DEATH OF ANY OWNER OR THE ANNUITANT ON OR AFTER AGE 80. We will pay the beneficiary a death benefit in an amount equal to the greatest of (1) or (2) below, each reduced by any applicable premium tax, withdrawals or outstanding loans not previously deducted:

        (1) the contract value;

        (2) the Roll-Up Death Benefit Value (as described below) available at the annuitant's 80th birthday, less any Partial Surrender Reductions (as described below) which occur after the annuitant's 80th birthday.

ROLL-UP DEATH BENEFIT VALUE: On the contract date, the Roll-Up Death Benefit Value equals the purchase payment. On each anniversary of the contract date,we will recalculate the Roll-Up Death Benefit Value as follows:

        (1) the Roll-Up Death Benefit Value on the previous contract date anniversary; minus

        (2) any Partial Surrender Reductions (as described below) since the previous contract date anniversary.

The result, increased by 7%, is the new Roll-Up Death Benefit Value.

On dates other than a contract date anniversary, the Roll-Up Death Benefit Value equals:

        (1) the Roll-Up Death Benefit Value on the previous contract date anniversary; minus

        (2) any Partial Surrender Reductions (as described below) since the previous contract date anniversary.

The maximum Roll-Up Death Benefit payable equals 7% per year, to a maximum of 200% of the difference between the purchase payment and all Partial Surrender Reductions (as described below).

The Partial Surrender Reduction equals:

        (1) the amount of the Roll-Up Death Benefit Value just before the reduction for the withdrawal, multiplied by

        (2) the amount of the partial surrender divided by the contract value just before the withdrawal.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the maturity date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NONQUALIFIED CONTRACTS

--------------------------------------------------------------------------------------------------------------
BEFORE THE MATURITY DATE,        THE COMPANY WILL PAY       UNLESS...                       MANDATORY
  UPON THE DEATH OF THE          THE PROCEEDS TO:                                           PAYOUT RULES
                                                                                            APPLY*
--------------------------------------------------------------------------------------------------------------
 Owner (who is not the           The beneficiary (ies),     Unless, the beneficiary is      Yes
 annuitant) (with no joint       or if none, to the         the contract owner's spouse
 owner)                          contract owner's estate.   and the spouse elects to
                                                            continue the contract as the
                                                            new owner rather than receive
                                                            the distribution.
--------------------------------------------------------------------------------------------------------------
 Owner (who is the annuitant)    The beneficiary (ies),     Unless, the beneficiary is      Yes
 (with no joint owner)           or if none, to the         the contract owner's spouse
                                 contract owner's estate.   and the spouse elects to
                                                            continue the contract as the
                                                            new owner rather than receive
                                                            the distribution.
--------------------------------------------------------------------------------------------------------------
 Joint Owner (who is not the     The surviving joint        Unless the surviving joint      Yes
 annuitant)                      owner.                     owner is the spouse and
                                                            elects to continue the
                                                            contract.
--------------------------------------------------------------------------------------------------------------
 Joint Owner (who is the         The beneficiary (ies),     Unless the beneficiary is the   Yes
 annuitant)                      or if none, to the         contract owner's spouse and
                                 contract owner's estate.   the spouse elects to continue
                                                            the contract.
                                                            Or, unless there is a
                                                            contingent annuitant the
                                                            contingent annuitant becomes
                                                            the annuitant and the
                                                            proceeds will be paid to the
                                                            surviving joint owner. If the
                                                            surviving joint owner is the
                                                            spouse, the spouse may elect
                                                            to continue the contract.
--------------------------------------------------------------------------------------------------------------
 Annuitant (who is not the       The beneficiary (ies).     Unless, there is a contingent   No
 contract owner)                                            annuitant. Then, the
                                                            contingent annuitant becomes
                                                            the annuitant and the
                                                            Contract continues in effect
                                                            (generally using the original
                                                            maturity date). The proceeds
                                                            will then be paid upon the
                                                            death of the contingent
                                                            annuitant or owner.
--------------------------------------------------------------------------------------------------------------
 Annuitant (who is the contract  See death of "owner who                                    N/A
 owner)                          is the annuitant" above.
--------------------------------------------------------------------------------------------------------------
 Annuitant (where owner is a     The beneficiary (ies)                                      Yes (Death of
 nonnatural person/trust)        (e.g. the trust).                                          annuitant is
                                                                                            treated as death
                                                                                            of the owner in
                                                                                            these
                                                                                            circumstances.)
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
BEFORE THE MATURITY DATE,        THE COMPANY WILL PAY       UNLESS...                       MANDATORY
  UPON THE DEATH OF THE          THE PROCEEDS TO:                                           PAYOUT RULES
                                                                                            APPLY*
--------------------------------------------------------------------------------------------------------------
 Contingent Annuitant (assuming  No death proceeds are                                      N/A
 annuitant is still alive)       payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------
 Beneficiary                     No death proceeds are                                      N/A
                                 payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------
 Contingent Beneficiary          No death proceeds are                                      N/A
                                 payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------

* Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal Beneficiaries (as well as spousal beneficiaries who choose not to assume the contract) must begin taking distributions based on the Beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death.

                              QUALIFIED CONTRACTS

--------------------------------------------------------------------------------------------------------------
BEFORE THE MATURITY DATE,        THE COMPANY WILL PAY       UNLESS...                       MANDATORY
  UPON THE DEATH OF THE          THE PROCEEDS TO:                                           PAYOUT RULES
                                                                                            APPLY (SEE *
                                                                                            ABOVE)
--------------------------------------------------------------------------------------------------------------
 Owner/Annuitant                 The beneficiary(ies), or                                   Yes
                                 if none, to the contract
                                 owner's estate.
--------------------------------------------------------------------------------------------------------------
 Beneficiary                     No death proceeds are                                      N/A
                                 payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------
 Contingent Beneficiary          No death proceeds are                                      N/A
                                 payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------

DEATH PROCEEDS AFTER THE MATURITY DATE

If any contract owner or the annuitant dies on or after the maturity date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, you can receive regular income payments (annuity payments). You can choose the month and the year in which those payments begin (maturity date). You can also choose among income payouts (annuity options) or elect a lump sum distribution. While the annuitant is alive, you can change your selection any time up to the maturity date. Annuity payments will begin on the maturity date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity payments are a series of periodic payments (a) for life; (b) for life with either a minimum number of payments or a specific amount assured; or (c) for the joint lifetime of the annuitant and another person, and thereafter during the lifetime of the survivor. We may require proof that the annuitant is alive before we make annuity payments. Not all options may be available in all states.

You may choose to annuitize at any time after you purchase your Contract. Unless you elect otherwise, the maturity date will be the annuitant's 85th birthday or ten years after the effective date of the contract, if later. (For Contracts issued in Florida and New York, the maturity date you elect may not be later than the annuitant's 90th birthday.)

At least 30 days before the original maturity date, you may elect to extend the maturity date to any time prior to the annuitant's 85th birthday for nonqualified contracts or, for all contracts, to a later date with our consent. You may use certain annuity options taken at the maturity date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the contract owner, or with certain qualified contracts upon either the later of the contract owner's attainment of age 70 1/2 or year of retirement; or the death of the contract owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your annuity payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time annuity payments begin, you have not made an election, we will apply your cash surrender value to provide an annuity funded by the same investment options as you have selected during the accumulation period. At least 30 days before the maturity date, you may transfer the contract value among the funding options in order to change the basis on which we will determine annuity payments. (See "Transfers.") If the Principal Protection Feature is selected and you annuitize before the Principal Protection Expiration Date, a Principal Protection Cancellation Charge may apply.

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the variable funding options. We determine the number of annuity units credited to the Contract by dividing the first monthly annuity payment attributable to each variable funding option by the corresponding accumulation unit value as of 14 days before the date annuity payments begin. We use an annuity unit to measure the dollar value of an annuity payment. The number of annuity units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly annuity payment. If you elect a variable annuity, the amount we apply to it will be the cash surrender value as of 14 days before the date annuity payments.

The amount of your first monthly payment depends on the annuity option you elected and the annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly annuity payment by multiplying the benefit per $1,000 of value shown in the Contract tables (or, if they would produce a larger payment, the tables then in effect on the maturity date) by the number of thousands of dollars of contract value you apply to that annuity option. and factors in an assumed daily net investment factor. We call this your net investment rate. Your net investment rate corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your variable funding options is less than 3%, then the dollar amount of your variable annuity payment will decrease. However, if the annualized investment performance, after expenses, of your variable funding options is greater than 3%, then the dollar amount of your variable annuity payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent annuity payments changes from month to month based on the investment experience of the applicable funding options. The total amount of each annuity payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of annuity units we credited to each funding option by the corresponding annuity unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments which do not vary during the annuity period. We will calculate the dollar amount of the first fixed annuity payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your cash surrender value as of the date annuity payments begin. Payout rates will not be lower than those shown in the Contract. If it would produce a larger payment, the first fixed annuity payment will be determined using the Life annuity Tables in effect on the maturity date.

                                PAYMENT OPTIONS
--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the annuitant is alive, you can change your annuity option selection any time up to the maturity date. Once annuity payments have begun, no further elections are allowed.

During the annuitant's lifetime, if you do not elect otherwise before the maturity date, we will pay you (or another designated payee) the first of a series of monthly annuity payments based on the life of the annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain qualified contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the contract value in a lump-sum.

On the maturity date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the annuitant must be made by the contract owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the cash surrender value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options. Options 1 through 4 are available for both fixed and/or variable annuities. Option 5 is only available for fixed annuities.

Option 1 -- Life Annuity -- No Refund. The Company will make annuity payments during the lifetime of the annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly annuity payments during the lifetime of the annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular annuity payments during the lifetime of the annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make annuity payments during the lifetimes of the annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly annuity payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make annuity payments to the secondary payee in an amount equal to 50% of the payments which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period. The Company will make equal payments until the cash surrender value applied under this option has been exhausted. The first payment and all later payments will be paid from amounts attributable to each investment option in proportion to the cash surrender value attributable to each. The final payment will include any amount insufficient to make another full payment.

                       MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------

RIGHT TO RETURN

You may return the Contract for a full refund of the contract value plus any contract charges and premium taxes you paid (but not any fees and charges the underlying fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the variable funding options during the right to return period; therefore, the contract value we return may be greater or less than your purchase payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, we will refund your purchase payment in full; during the remainder of the right to return period, we will refund the contract value (including charges).

We will determine the contract value following the close of the business day on which we receive your Contract and a written request for a refund. Where state law requires a longer period, or the return of purchase payment or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

We reserve the right to terminate the Contract on any business day if your contract value as of that date is less than $2,000, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the cash surrender value less any applicable taxes.

REQUIRED REPORTS

As often as required by law, but at least once in each contract year before the due date of the first annuity payment, we will furnish a report showing the number of accumulation units credited to the Contract and the corresponding accumulation unit value(s) as of the report date for each funding option to which the contract owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists as determined by the SEC so that the sale of securities held in the Separate Account may not reasonably occur or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

                             THE SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

The Travelers Insurance Company and the Travelers Life and Annuity Company each sponsor separate accounts: Fund BD III and Fund BD IV, respectively. Both Fund BD III and Fund BD IV were established on March 27, 1997 and are registered with the SEC as unit investment trusts (separate account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the variable funding options.

We hold the assets of Fund BD III and Fund BD IV for the exclusive and separate benefit of the owners of each separate account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business which we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.

Shares of the variable funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts. Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the variable funding options do not currently foresee any such disadvantages either to variable annuity contract owners or variable life policy owners, each variable funding option's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity contract owners would not bear any of the related expenses, but variable annuity contract owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

PERFORMANCE INFORMATION

From time to time, we may advertise several types of historical performance for the Contract's variable funding options. We may advertise the "standardized average annual total returns" of the variable funding option, calculated in a manner prescribed by the SEC, and the "nonstandardized total return," as described below. Specific examples of the performance information appear in the SAI.

STANDARDIZED METHOD. We compute quotations of average annual total returns according to a formula in which a hypothetical initial investment of $1,000 is applied to the variable funding option, and then related to ending redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the funding option has been in existence, if less. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). We convert the deduction for the annual contract administrative charge to a percentage of assets based on the actual fee collected, divided by the average net assets for Contracts sold. Each quotation assumes a total redemption at the end of each period with the applicable withdrawal charge deducted at that time.

NONSTANDARDIZED METHOD. We calculate nonstandardized "total returns" in a similar manner based on the performance of the funding options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of the annual contract administrative charge, which, if reflected, would decrease the level of performance shown. These returns also do not reflect the withdrawal charge because we designed the Contract for long-term investment.

For underlying funds that were in existence before they became available as a funding option, the nonstandardized average annual total return quotations reflects the investment performance that such funding options would have achieved (reduced by the applicable charges) had the underlying fund been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

GENERAL. Within the guidelines prescribed by the SEC and the National Association of Securities Dealers, Inc. ("NASD"), performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor's (S&P) 500 Index, the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000 and 3000 Indices, the Value Line Index, and the Morgan Stanley Capital International's EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of the Separate Account and the variable funding options.

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences under this Contract is not intended to cover all situations, and is not meant to provide tax advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax adviser regarding your personal situation. For your information, a more detailed tax discussion is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for money put into an annuity. The Internal Revenue Code (Code) governs how this money is ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below.

TAX-FREE EXCHANGES: The Internal Revenue Code provides that, generally, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

TYPES OF CONTRACTS: QUALIFIED OR NONQUALIFIED

If you purchase an annuity contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your contract is referred to as a qualified contract. Some examples of qualified contracts are: IRAs, 403(b) annuities established by public school systems or certain tax-exempt organizations, corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. An exception to this is a qualified plan called a Roth IRA. Under Roth IRAs, after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a qualified contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the contract. If you purchase the contract on an individual basis with after-tax dollars and not under one of the programs described above, your contract is referred to as nonqualified.

NONQUALIFIED ANNUITY CONTRACTS

As the owner of a nonqualified annuity, you do not receive any tax benefit (deduction or deferral of income) on purchase payments, but you will not be taxed on increases in the value of your contract until a distribution occurs -- either as a withdrawal (distribution made prior to the maturity date), or as annuity payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings. Similarly, when you receive an annuity payment, part of each payment is considered a return of your purchase payments and will not be taxed. The remaining portion of the annuity payment (i.e., any earnings) will be considered ordinary income for tax purposes.

If a nonqualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the contract attributable to purchase payments made after February 28, 1986 are includible in income annually. Furthermore, for contracts issued after April 22, 1987, if you transfer the contract without adequate consideration all deferred increases in value will be includible in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the contract), and then from your purchase payments. These withdrawn earnings are includible in your income. (See "Penalty Tax for Premature Distributions" below.) There is income in the contract to the extent the contract value exceeds your investment in the contract. The investment in the contract equals the total purchase payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

Federal tax law requires that nonqualified annuity contracts meet minimum mandatory distribution requirements upon the death of the contract owner, including the first of joint owners. If these requirements are not met, the contract will not be treated as an annuity contract for Federal income tax purposes and earnings under the contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the new contract owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the contract have generally not yet been taxed, the full amount of all distributions, including lump-sum withdrawals and annuity payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other qualified contracts. There are special rules which govern the taxation of qualified contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

Taxable distributions taken before the contract owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the contract owner. Other exceptions may be available in certain qualified plans.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any nonqualified variable annuity contracts based on a separate account shall not be treated as an annuity for any period if investments made in the account are not adequately diversified. Final tax regulations define how separate accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the contract owner of tax deferred treatment. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying separate account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the flexibility of the contract owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the contract owner investment control over separate account assets, we reserve the right to modify the Contract as necessary to prevent a contract owner from being treated as the owner of the separate account assets supporting the Contract.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. Distributions must begin or be continued according to required patterns following the death of the contract owner or annuitant of both qualified and nonqualified annuities.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Contract because of the death of an owner or annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract; of (ii) if distributed under a payment option, they are taxed in the same way as annuity payments.

                               OTHER INFORMATION
--------------------------------------------------------------------------------

THE INSURANCE COMPANIES

Please refer to your Contract or the first page of the Summary of this prospectus to determine which Company issued your Contract.

The Travelers Insurance Company is a stock insurance company chartered in 1864 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Tower Square, Hartford, Connecticut 06183.

The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in a majority of the states of the United States, the District of Columbia and Puerto Rico, and intends to seek licensure in the remaining states, except New York. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Tower Square, Hartford, Connecticut 06183.

FINANCIAL STATEMENTS

The financial statements for the Company and its separate account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

We intend to sell the Contracts in all jurisdictions where we are licensed to do business and where the Contract is approved. Any registered representative of affiliated or independent broker-dealers who sell the Contracts will be qualified to sell variable annuities under applicable federal and state laws. Each broker-dealer is registered with the SEC under the Securities Exchange Act of 1934, and all are members of the NASD. The principal underwriter of the Contracts is our affiliate, Travelers Distribution LLC, One Tower Square, Hartford, CT.

Up-front compensation paid to sales representatives will not exceed 7% of the purchase payments made under the Contracts. If asset based compensation is paid, it will not exceed 2% of the average account value annually. From time to time, we may pay or permit other promotional incentives, in cash, credit or other compensation.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, cash surrender value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the contract owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the underlying funds. However, we believe that when an underlying fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares we own on our own behalf. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right.

LEGAL PROCEEDINGS AND OPINIONS

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the General Counsel of the Companies.

THE TRAVELERS INSURANCE COMPANY

There are no pending legal proceedings affecting the Separate Account. There is one material pending legal proceeding, other than ordinary routine litigation incidental to business, to which the Company is a party.

In March 1997, a purported class action entitled Patterman v. The Travelers, Inc., et al. was commenced in the Superior Court of Richmond County, Georgia, alleging, among other things, violations of the Georgia RICO statute and other state laws by an affiliate of the Company, Primerica Financial Services, Inc. and certain of its affiliates. Plaintiffs seek unspecified compensatory and punitive damages and other relief. From February 1998 through April 2000, various motions for transfer of the lawsuit were heard and appealed. In April 2000, the matter was remanded to the Superior Court of Richmond County by the Georgia Supreme Court. Also, in April 2000 defendants moved for summary judgement on all counts of the complaint. Discovery commenced in May 2000. Defendants intend to vigorously contest the litigation.

THE TRAVELERS LIFE AND ANNUITY COMPANY

There are no pending material legal proceedings affecting the Separate Account, the principal underwriter or the Company.

                  APPENDIX A: CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

                THE TRAVELERS FUND BD III FOR VARIABLE ANNUITIES

                              ACCUMULATION VALUES

                                                              YEAR ENDED DECEMBER 31, 2000        YEAR ENDED DECEMBER 31, 1999
                                                         --------------------------------------   ------------------------
                                                         UNIT VALUE   UNIT VALUE                  UNIT VALUE   UNIT VALUE
                                                         BEGINNING      END OF     ACCUMULATION   BEGINNING      END OF
                                                          OF YEAR        YEAR         UNITS        OF YEAR        YEAR
--------------------------------------------------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO (2/98)
   Standard Death Benefit..............................     1.080        1.131          293,012      1.044        1.080
   Enhanced Death Benefit..............................     1.076        1.124               --      1.041        1.076
DEUTSCHE ASSET MANAGEMENT VIT FUNDS*
 EAFE EQUITY INDEX FUND (9/98)
   Standard Death Benefit..............................     1.468        1.206          136,061      1.166        1.468
   Enhanced Death Benefit..............................     1.461        1.198               --      1.163        1.461
 SMALL CAP INDEX FUND (1/98)
   Standard Death Benefit..............................     1.080        1.024          495,755      0.911        1.080
   Enhanced Death Benefit..............................     1.075        1.017               --      0.909        1.075
GREENWICH STREET SERIES FUND
 EQUITY INDEX PORTFOLIO (12/97)
   Standard Death Benefit
     0.00% Principal Protection Fee....................     1.581        1.417        3,645,033      1.327        1.581
     0.80% Principal Protection Fee....................     1.552        1.380                       1.314        1.552
     0.85% Principal Protection Fee....................     1.299        1.155                       1.100        1.299
     0.95% Principal Protection Fee....................     1.550        1.376           16,712      1.314        1.550
     1.00% Principal Protection Fee....................     1.408        1.249          703,183      1.194        1.408
     1.10% Principal Protection Fee....................     1.541        1.367          212,939      1.308        1.541
     1.15% Principal Protection Fee....................     1.000        0.918          452,147
     1.35% Principal Protection Fee....................     1.538        1.360        2,492,334      1.309        1.538
     1.45% Principal Protection Fee....................     1.285        1.136        3,366,565      1.095        1.285
     1.50% Principal Protection Fee....................     1.527        1.349       62,288,311      1.302        1.527
     1.80% Principal Protection Fee....................     1.107        0.975      152,615,454      1.000        1.107
     1.90% Principal Protection Fee....................     1.520        1.338                       1.302        1.520
     2.00% Principal Protection Fee....................     1.410        1.239           19,493      1.208        1.410


                                                       ED DECEMBER 31, 1999
                                                                  --------------------   --------------------------------------
                                                                  ALUE                   UNIT VALUE   UNIT VALUE
                                                                  OF      ACCUMULATION   BEGINNING      END OF     ACCUMULATION
                                                                  R          UNITS        OF YEAR        YEAR         UNITS
-------------------------------------------------------           -------------------------------------------------------------
MONEY MARKET PORTFOLIO (2/98)
   Standard Death Benefit..............................                        87,063       1.007        1.044          8,882
   Enhanced Death Benefit..............................                            --       1.007        1.041             --
DEUTSCHE ASSET MANAGEMENT VIT FUNDS*
 EAFE EQUITY INDEX FUND (9/98)
   Standard Death Benefit..............................                        86,483       0.972        1.166             --
   Enhanced Death Benefit..............................                            --       0.972        1.163             --
 SMALL CAP INDEX FUND (1/98)
   Standard Death Benefit..............................                       379,973       0.945        0.911             --
   Enhanced Death Benefit..............................                            --       0.944        0.909             --
GREENWICH STREET SERIES FUND
 EQUITY INDEX PORTFOLIO (12/97)
   Standard Death Benefit
     0.00% Principal Protection Fee....................                     1,776,976       1.047        1.327        195,925
     0.80% Principal Protection Fee....................                            --       1.044        1.314             --
     0.85% Principal Protection Fee....................                            --       1.000        1.100             --
     0.95% Principal Protection Fee....................                        16,731       1.000        1.314         16,752
     1.00% Principal Protection Fee....................                       577,193       1.000        1.194         22,680
     1.10% Principal Protection Fee....................                       219,822       1.043        1.308        220,067
     1.15% Principal Protection Fee....................
     1.35% Principal Protection Fee....................                     2,144,703       1.000        1.309      1,556,018
     1.45% Principal Protection Fee....................                     3,384,455       1.000        1.095      3,460,179
     1.50% Principal Protection Fee....................                    36,888,854       1.042        1.302      2,611,390
     1.80% Principal Protection Fee....................                    79,071,649
     1.90% Principal Protection Fee....................                            --       1.000        1.302             --
     2.00% Principal Protection Fee....................                        20,820       1.000        1.208         22,226

                                                             PERIOD FROM SEPTEMBER 12, 1997
                                                                    (EFFECTIVE DATE)
                                                                  TO DECEMBER 31, 1997
                                                         --------------------------------------
                                                         UNIT VALUE   UNIT VALUE
                                                         BEGINNING      END OF     ACCUMULATION
                                                          OF YEAR        YEAR         UNITS
-------------------------------------------------------  --------------------------------------
MONEY MARKET PORTFOLIO (2/98)
   Standard Death Benefit..............................     1.000        1.007            --
   Enhanced Death Benefit..............................     1.000        1.007            --
DEUTSCHE ASSET MANAGEMENT VIT FUNDS*
 EAFE EQUITY INDEX FUND (9/98)
   Standard Death Benefit..............................     1.000        0.972            --
   Enhanced Death Benefit..............................     1.000        0.972            --
 SMALL CAP INDEX FUND (1/98)
   Standard Death Benefit..............................     1.000        0.945            --
   Enhanced Death Benefit..............................     1.000        0.944
GREENWICH STREET SERIES FUND
 EQUITY INDEX PORTFOLIO (12/97)
   Standard Death Benefit
     0.00% Principal Protection Fee....................     1.000        1.047            --
     0.80% Principal Protection Fee....................     1.000        1.044            --
     0.85% Principal Protection Fee....................
     0.95% Principal Protection Fee....................
     1.00% Principal Protection Fee....................
     1.10% Principal Protection Fee....................     1.000        1.043       143,274
     1.15% Principal Protection Fee....................
     1.35% Principal Protection Fee....................
     1.45% Principal Protection Fee....................
     1.50% Principal Protection Fee....................     1.000        1.042            --
     1.80% Principal Protection Fee....................
     1.90% Principal Protection Fee....................
     2.00% Principal Protection Fee....................


                                                              YEAR ENDED DECEMBER 31, 2000        YEAR ENDED DECEMBER 31, 1999
                                                         --------------------------------------   ------------------------
                                                         UNIT VALUE   UNIT VALUE                  UNIT VALUE   UNIT VALUE
                                                         BEGINNING      END OF     ACCUMULATION   BEGINNING      END OF
                                                          OF YEAR        YEAR         UNITS        OF YEAR        YEAR
--------------------------------------------------------------------------------------------------------------------------
   Enhanced Death Benefit
     0.00% Principal Protection Fee....................     1.573        1.408          460,622      1.324        1.573
     0.80% Principal Protection Fee....................     1.545        1.371                       1.310        1.545
     0.85% Principal Protection Fee....................     1.295        1.149                       1.099        1.295
     0.95% Principal Protection Fee....................     1.544        1.368                       1.311        1.544
     1.00% Principal Protection Fee....................     1.404        1.244          230,453      1.193        1.404
     1.10% Principal Protection Fee....................     1.534        1.358            9,672      1.305        1.534
     1.15% Principal Protection Fee....................     1.000        0.917
     1.35% Principal Protection Fee....................     1.532        1.352           27,046      1.306        1.532
     1.45% Principal Protection Fee....................     1.281        1.130           61,729      1.094        1.281
     1.50% Principal Protection Fee....................     1.520        1.340        3,572,891      1.298        1.520
     1.80% Principal Protection Fee....................     1.106        0.972        2,279,697      1.000        1.106
     1.90% Principal Protection Fee....................     1.515        1.330                       1.299        1.515
     2.00% Principal Protection Fee....................     1.405        1.232          147,024      1.206        1.405


                                                       ED DECEMBER 31, 1999
                                                                  --------------------   --------------------------------------
                                                                  ALUE                   UNIT VALUE   UNIT VALUE
                                                                  OF      ACCUMULATION   BEGINNING      END OF     ACCUMULATION
                                                                  R          UNITS        OF YEAR        YEAR         UNITS
-------------------------------------------------------           -------------------------------------------------------------
   Enhanced Death Benefit
     0.00% Principal Protection Fee....................                       460,640       1.046        1.324         16,764
     0.80% Principal Protection Fee....................                            --       1.000        1.310             --
     0.85% Principal Protection Fee....................                            --       1.000        1.099             --
     0.95% Principal Protection Fee....................                            --       1.000        1.311             --
     1.00% Principal Protection Fee....................                       254,591       1.000        1.193         24,092
     1.10% Principal Protection Fee....................                         9,692       1.043        1.305          9,713
     1.15% Principal Protection Fee....................
     1.35% Principal Protection Fee....................                        10,990       1.000        1.306         11,011
     1.45% Principal Protection Fee....................                        61,752       1.000        1.094         61,777
     1.50% Principal Protection Fee....................                     3,627,419       1.041        1.298      2,000,628
     1.80% Principal Protection Fee....................                     1,197,428
     1.90% Principal Protection Fee....................                            --       1.000        1.299             --
     2.00% Principal Protection Fee....................                       147,045       1.000        1.206        147,068

                                                             PERIOD FROM SEPTEMBER 12, 1997
                                                                    (EFFECTIVE DATE)
                                                                  TO DECEMBER 31, 1997
                                                         --------------------------------------
                                                         UNIT VALUE   UNIT VALUE
                                                         BEGINNING      END OF     ACCUMULATION
                                                          OF YEAR        YEAR         UNITS
-------------------------------------------------------  --------------------------------------
   Enhanced Death Benefit
     0.00% Principal Protection Fee....................
     0.80% Principal Protection Fee....................
     0.85% Principal Protection Fee....................
     0.95% Principal Protection Fee....................
     1.00% Principal Protection Fee....................
     1.10% Principal Protection Fee....................     1.000        1.043        33,723
     1.15% Principal Protection Fee....................
     1.35% Principal Protection Fee....................
     1.45% Principal Protection Fee....................
     1.50% Principal Protection Fee....................     1.000        1.041         9,612
     1.80% Principal Protection Fee....................
     1.90% Principal Protection Fee....................
     2.00% Principal Protection Fee....................

---------------

    The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account. Funding Options not listed had no amounts yet allocated to them. The financial statements of Separate Account BD III and the consolidated financial statements of The Travelers Insurance Company and subsidiaries are contained in the SAI.

    * Formerly the BT Insurance Funds Trust

                  APPENDIX B: CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

                THE TRAVELERS FUND BD IV FOR VARIABLE ANNUITIES

                              ACCUMULATION VALUES

                                                               YEAR ENDED DECEMBER 31, 2000        YEAR ENDED DECEMBER 31, 1999
                                                          --------------------------------------   ----------
                                                          UNIT VALUE   UNIT VALUE                  UNIT VALUE
                                                          BEGINNING      END OF     ACCUMULATION   BEGINNING
                                                           OF YEAR        YEAR         UNITS        OF YEAR
-------------------------------------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO (10/97)
   Standard Death Benefit...............................     1.080        1.131       2,307,960       1.044
   Enhanced Death Benefit...............................     1.076        1.124       2,772,218       1.041
DEUTSCHE ASSET MANAGEMENT VIT FUNDS*
 EAFE EQUITY INDEX FUND (10/97)
   Standard Death Benefit...............................     1.468        1.206       1,663,384       1.166
   Enhanced Death Benefit...............................     1.461        1.198         893,929       1.163
 SMALL CAP INDEX FUND (10/97)
   Standard Death Benefit...............................     1.080        1.024       3,263,000       0.911
   Enhanced Death Benefit...............................     1.075        1.017       4,184,121       0.909
GREENWICH STREET SERIES FUND
 EQUITY INDEX PORTFOLIO (9/97)
   Standard Death Benefit
     0.00% Principal Protection Fee.....................     1.581        1.417      17,452,018       1.327
     0.80% Principal Protection Fee.....................     1.552        1.380         208,110       1.314
     0.85% Principal Protection Fee.....................     1.299        1.155         412,472       1.100
     0.95% Principal Protection Fee.....................     1.550        1.376         910,029       1.314
     1.00% Principal Protection Fee.....................     1.408        1.249       3,634,154       1.194
     1.10% Principal Protection Fee.....................     1.541        1.367       5,651,471       1.308
     1.15% Principal Protection Fee.....................     1.000        0.918         814,687
     1.35% Principal Protection Fee.....................     1.538        1.360      19,884,874       1.309
     1.45% Principal Protection Fee.....................     1.285        1.136      15,138,911       1.095
     1.50% Principal Protection Fee.....................     1.527        1.349     148,510,661       1.302
     1.80% Principal Protection Fee.....................     1.107        0.975     113,501,854       1.000
     1.90% Principal Protection Fee.....................     1.521        1.338         159,450       1.302
     2.00% Principal Protection Fee.....................     1.410        1.239       1,122,544       1.208


                                                        AR ENDED DECEMBER 31, 1999
                                                            ---------------------------   --------------------------------------
                                                              UNIT VALUE                  UNIT VALUE   UNIT VALUE
                                                                END OF     ACCUMULATION   BEGINNING      END OF     ACCUMULATION
                                                                 YEAR         UNITS        OF YEAR        YEAR         UNITS
--------------------------------------------------------    --------------------------------------------------------------------
MONEY MARKET PORTFOLIO (10/97)
   Standard Death Benefit...............................         1.080       1,382,006       1.007        1.044         728,039
   Enhanced Death Benefit...............................         1.076       1,142,472       1.007        1.041          86,459
DEUTSCHE ASSET MANAGEMENT VIT FUNDS*
 EAFE EQUITY INDEX FUND (10/97)
   Standard Death Benefit...............................         1.468       1,264,534       0.972        1.166         786,358
   Enhanced Death Benefit...............................         1.461         371,413       0.972        1.163         135,896
 SMALL CAP INDEX FUND (10/97)
   Standard Death Benefit...............................         1.080       3,362,605       0.945        0.911       2,147,107
   Enhanced Death Benefit...............................         1.075       4,438,492       0.944        0.909       3,882,023
GREENWICH STREET SERIES FUND
 EQUITY INDEX PORTFOLIO (9/97)
   Standard Death Benefit
     0.00% Principal Protection Fee.....................         1.581      15,906,377       1.047        1.327       6,591,030
     0.80% Principal Protection Fee.....................         1.552         208,129       1.044        1.314         208,150
     0.85% Principal Protection Fee.....................         1.299         412,494       1.000        1.100         422,929
     0.95% Principal Protection Fee.....................         1.550         935,721       1.000        1.314         950,940
     1.00% Principal Protection Fee.....................         1.408       3,838,256       1.000        1.194         533,038
     1.10% Principal Protection Fee.....................         1.541       6,291,395       1.043        1.308       6,730,772
     1.15% Principal Protection Fee.....................
     1.35% Principal Protection Fee.....................         1.538      20,668,805       1.000        1.309      21,883,580
     1.45% Principal Protection Fee.....................         1.285      15,944,192       1.000        1.095      16,643,685
     1.50% Principal Protection Fee.....................         1.527     123,986,805       1.042        1.302      27,872,471
     1.80% Principal Protection Fee.....................         1.107      46,666,708
     1.90% Principal Protection Fee.....................         1.521         159,489       1.000        1.302         159,531
     2.00% Principal Protection Fee.....................         1.410       1,181,707       1.000        1.208       1,238,057

                                                              PERIOD FROM SEPTEMBER 12, 1997
                                                                     (EFFECTIVE DATE)
                                                                   TO DECEMBER 31, 1997
                                                          --------------------------------------
                                                          UNIT VALUE   UNIT VALUE
                                                          BEGINNING      END OF     ACCUMULATION
                                                           OF YEAR        YEAR         UNITS
--------------------------------------------------------  --------------------------------------
MONEY MARKET PORTFOLIO (10/97)
   Standard Death Benefit...............................    $1.000       $1.007          46,237
   Enhanced Death Benefit...............................     1.000        1.007              --
DEUTSCHE ASSET MANAGEMENT VIT FUNDS*
 EAFE EQUITY INDEX FUND (10/97)
   Standard Death Benefit...............................     1.000        0.972         144,516
   Enhanced Death Benefit...............................     1.000        0.972          10,530
 SMALL CAP INDEX FUND (10/97)
   Standard Death Benefit...............................     1.000        0.945         441,762
   Enhanced Death Benefit...............................     1.000        0.944         644,012
GREENWICH STREET SERIES FUND
 EQUITY INDEX PORTFOLIO (9/97)
   Standard Death Benefit
     0.00% Principal Protection Fee.....................     1.000        1.047         934,805
     0.80% Principal Protection Fee.....................     1.000        1.044         208,174
     0.85% Principal Protection Fee.....................
     0.95% Principal Protection Fee.....................
     1.00% Principal Protection Fee.....................
     1.10% Principal Protection Fee.....................     1.000        1.043       5,313,886
     1.15% Principal Protection Fee.....................
     1.35% Principal Protection Fee.....................
     1.45% Principal Protection Fee.....................
     1.50% Principal Protection Fee.....................     1.000        1.042         358,499
     1.80% Principal Protection Fee.....................
     1.90% Principal Protection Fee.....................
     2.00% Principal Protection Fee.....................


                                                               YEAR ENDED DECEMBER 31, 2000        YEAR ENDED DECEMBER 31, 1999
                                                          --------------------------------------   ----------
                                                          UNIT VALUE   UNIT VALUE                  UNIT VALUE
                                                          BEGINNING      END OF     ACCUMULATION   BEGINNING
                                                           OF YEAR        YEAR         UNITS        OF YEAR
-------------------------------------------------------------------------------------------------------------
   Enhanced Death Benefit
     0.00% Principal Protection Fee.....................     1.573        1.408      11,210,280       1.324
     0.80% Principal Protection Fee.....................     1.545        1.371              --       1.310
     0.85% Principal Protection Fee.....................     1.295        1.149              --       1.099
     0.95% Principal Protection Fee.....................     1.544        1.368         169,346       1.311
     1.00% Principal Protection Fee.....................     1.404        1.244         680,772       1.193
     1.10% Principal Protection Fee.....................     1.534        1.358       2,313,085       1.305
     1.15% Principal Protection Fee.....................     1.000        0.917          65,983
     1.35% Principal Protection Fee.....................     1.532        1.352       4,915,415       1.306
     1.45% Principal Protection Fee.....................     1.281        1.130       4,876,140       1.094
     1.50% Principal Protection Fee.....................     1.520        1.340      54,366,137       1.298
     1.80% Principal Protection Fee.....................     1.106        0.972      37,399,634       1.000
     1.90% Principal Protection Fee.....................     1.515        1.330         142,578       1.299
     2.00% Principal Protection Fee.....................     1.405        1.232         177,591       1.206


                                                        AR ENDED DECEMBER 31, 1999
                                                            ---------------------------   --------------------------------------
                                                              UNIT VALUE                  UNIT VALUE   UNIT VALUE
                                                                END OF     ACCUMULATION   BEGINNING      END OF     ACCUMULATION
                                                                 YEAR         UNITS        OF YEAR        YEAR         UNITS
--------------------------------------------------------    --------------------------------------------------------------------
   Enhanced Death Benefit
     0.00% Principal Protection Fee.....................         1.573      10,466,930       1.046        1.324       5,435,838
     0.80% Principal Protection Fee.....................         1.545              --       1.000        1.310              --
     0.85% Principal Protection Fee.....................         1.295          49,914       1.000        1.099          49,914
     0.95% Principal Protection Fee.....................         1.544         171,111       1.000        1.311         172,533
     1.00% Principal Protection Fee.....................         1.404         730,273       1.000        1.193         102,873
     1.10% Principal Protection Fee.....................         1.534       2,850,045       1.043        1.305       3,412,468
     1.15% Principal Protection Fee.....................
     1.35% Principal Protection Fee.....................         1.532       4,436,116       1.000        1.306       4,436,276
     1.45% Principal Protection Fee.....................         1.281       6,221,780       1.000        1.094       6,481,921
     1.50% Principal Protection Fee.....................         1.520      49,484,678       1.041        1.298       8,321,419
     1.80% Principal Protection Fee.....................         1.106      17,179,177
     1.90% Principal Protection Fee.....................         1.515         142,657       1.000        1.299         142,785
     2.00% Principal Protection Fee.....................         1.405         298,659       1.000        1.206         341,977

                                                              PERIOD FROM SEPTEMBER 12, 1997
                                                                     (EFFECTIVE DATE)
                                                                   TO DECEMBER 31, 1997
                                                          --------------------------------------
                                                          UNIT VALUE   UNIT VALUE
                                                          BEGINNING      END OF     ACCUMULATION
                                                           OF YEAR        YEAR         UNITS
--------------------------------------------------------  --------------------------------------
   Enhanced Death Benefit
     0.00% Principal Protection Fee.....................     1.000        1.046         737,335
     0.80% Principal Protection Fee.....................
     0.85% Principal Protection Fee.....................
     0.95% Principal Protection Fee.....................
     1.00% Principal Protection Fee.....................
     1.10% Principal Protection Fee.....................     1.000        1.043       3,330,660
     1.15% Principal Protection Fee.....................
     1.35% Principal Protection Fee.....................
     1.45% Principal Protection Fee.....................
     1.50% Principal Protection Fee.....................     1.000        1.041          99,043
     1.80% Principal Protection Fee.....................
     1.90% Principal Protection Fee.....................
     2.00% Principal Protection Fee.....................

    The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account. Funding Options not listed had no amounts yet allocated to them. The financial statements of Separate Account BD IV and of The Travelers Life and Annuity Company are contained in the SAI.

    * Formerly BT Insurance Funds Trust

                                   APPENDIX C
--------------------------------------------------------------------------------

                               THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the separate accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic annuity payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account contract value, or the dollar amount of fixed annuity payments made under any payout option.

We guarantee that, at any time, the Fixed Account contract value will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account which supports insurance and annuity obligations. Neither the general account nor any interest therein is registered under, nor subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at not less than 3% per year. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of 3% per year in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guarantee of 3% for any given year.

TRANSFERS

You may make transfers from the Fixed Account to any other available variable funding option(s) twice a year during the 30 days following the semiannual anniversary of the contract effective date. We limit transfers to an amount of up to 15% of the Fixed Account contract value on the semiannual contract effective date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to variable funding options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions.

Automated transfers from the Fixed Account to any of the variable funding options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

                                   APPENDIX D
--------------------------------------------------------------------------------

              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

     The Insurance Company
     Principal Underwriter
     Distribution and Principal Underwriting Agreement
     Valuation of Assets
     Performance Information
     Federal Tax Considerations
     Independent Accountants
     Financial Statements

--------------------------------------------------------------------------------

Copies of the Statement of Additional Information dated May 1, 2001 are available without charge. To request a copy, please clip this coupon on the dotted line above, enter your name and address in the spaces provided below, and mail to: The Travelers Insurance Company, Annuity Investor Services, One Tower Square, Hartford, Connecticut 06183. The Travelers Insurance Company Statement of Additional Information is printed on Form L-12682S, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-12683S.

Name:

Address:

                      THIS PAGE INTENTIONALLY LEFT BLANK.

L-12682                                                              May 1, 2001

                                     PART B

          Information Required in a Statement of Additional Information

                             TRAVELERS INDEX ANNUITY

                       STATEMENT OF ADDITIONAL INFORMATION

                                      dated

                                   May 1, 2001

                                       for

                 THE TRAVELERS FUND BD IV FOR VARIABLE ANNUITIES

                                    ISSUED BY

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Individual Variable Annuity Contract Prospectus dated May 1, 2001. A copy of the Prospectus may be obtained by writing to The Travelers Life and Annuity Company, Annuity Services, One Tower Square, Hartford, Connecticut 06183, or by calling 1-800-842-8573 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.


                                TABLE OF CONTENTS

THE INSURANCE COMPANY . . . . . . . . . . . . . . . . . . . . . . .       1

PRINCIPAL UNDERWRITER . . . . . . . . . . . . . . . . . . . . . . .       1

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT . . . . . . . . .       1

VALUATION OF ASSETS . . . . . . . . . . . . . . . . . . . . . . . .       1

PERFORMANCE INFORMATION . . . . . . . . . . . . . . . . . . . . . .       2

FEDERAL TAX CONSIDERATIONS. . . . . . . . . . . . . . . . . . . . .       6

INDEPENDENT ACCOUNTANTS . . . . . . . . . . . . . . . . . . . . . .       9

FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . . . .     F-1

                              THE INSURANCE COMPANY

       The Travelers Life and Annuity Company (the "Company") is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. The Company is licensed to conduct a life insurance business in all states, (except New Hampshire and New York) and the District of Columbia and Puerto Rico. The Company's Home Office is located at One Tower Square Hartford, Connecticut 06183 and its telephone number is
(860) 277-0111.

       The Company is a wholly owned subsidiary of The Travelers Insurance Company, an indirect, wholly owned subsidiary of Citigroup Inc. ("Citigroup"), a diversified holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. Citigroup's activities are conducted through the Global Consumer, Global Corporate and Investment Bank, Global Investment Management and Private Banking, and Investment Activities segments.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

       The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

THE SEPARATE ACCOUNT. Fund BD IV meets the definition of a separate account under the federal securities laws, and will comply with the provisions of the 1940 Act. Additionally, the operations of Fund BD IV are subject to the provisions of Section 38a-433 of the Connecticut General Statutes which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account.


                              PRINCIPAL UNDERWRITER

       Travelers Distribution LLC ("TDLLC") serves as principal underwriter for Fund BD IV and the Contracts. The offering is continuous. TDLLC's principal executive offices are located at One Tower Square, Hartford, Connecticut. TDLLC is affiliated with the Company and Fund BD IV.


                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

       Under the terms of the Distribution and Principal Underwriting Agreement among Fund BD IV, TDLLC and the Company, TDLLC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses TDLLC for certain sales and overhead expenses connected with sales functions.


                               VALUATION OF ASSETS

FUNDING OPTIONS: The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

       Any security not traded on a securities exchange but traded in the over-the-counter-market and for which market quotations are readily available is valued at the mean between the quoted bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

       Securities traded on the over-the-counter-market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

       Short-term investments for which a quoted market price is available are valued at market. Short-term investments maturing in more than sixty days for which there is no reliable quoted market price are valued by "marking to market" (computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity.) "Marking to market" takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities. Short-term investments maturing in sixty days or less for which there is no reliable quoted market price are valued at amortized cost which approximates market.

THE CONTRACT VALUE: The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

       (a) = investment income plus capital gains and losses (whether realized or unrealized);

       (b)    = any deduction for applicable taxes (presently zero); and

       (c) = the value of the assets of the funding option at the beginning of the valuation period.

       The gross investment rate may be either positive or negative. A Sub-Account's assets are based on the net asset value of the Funding Option, and investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the accumulation unit for each Funding Option was initially established at $1.00. The value of an accumulation unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit Value applicable to each Funding Option was established at $1.00. An Annuity Unit Value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)


                             PERFORMANCE INFORMATION

       From time to time, the Company may advertise several types of historical performance for Funding Options of Fund BD IV. The Company may advertise the "standardized average annual total returns" of the Funding Options, calculated in a manner prescribed by the Securities and Exchange Commission, as well as the "nonstandardized total returns," as described below:

       STANDARDIZED METHOD. Quotations of average annual total returns are computed according to a formula in which a hypothetical initial investment of $1,000 is allocated to a Funding Option, and then related to ending redeemable values over one-, five- and ten-year periods, or inception, if a Funding Option has not been in existence for one of the prescribed periods. If a Funding Option has been in existence for less than one year, the "since inception" total return performance quotations are year-to-date and are not average annual total returns. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). The deduction for the annual contract administrative charge is converted to a percentage of assets based on the actual fee collected, divided by the average net assets per contract sold under the Prospectus to which this SAI relates. Each quotation assumes a total redemption at the end of each period with the assessment of all applicable withdrawal charges.

       NONSTANDARDIZED METHOD. Nonstandardized "total returns" will be calculated in a similar manner based on the performance of the funding options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of any applicable withdrawal charge or the annual contract administrative charge, which, if reflected, would decrease the level of performance shown. The withdrawal charge is not reflected because the Contract is designed for long-term investment.

       For Funding Options that were in existence prior to the date before they became available under Fund BD IV, the nonstandardized average annual total return quotations may be accompanied by returns showing the investment performance that such Funding Options would have achieved (reduced by the applicable charges) had they been held available under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

       Average annual total returns for each of the Funding Options computed according to the standardized and nonstandardized methods for the period ending December 31, 2000 are set forth in the following tables.

                             TRAVELERS INDEX ANNUITY
                 STANDARDIZED PERFORMANCE UPDATE AS OF 12/31/00


                                                                      Standard Death Benefit              Enhanced Death Benefit
WITHOUT PRINCIPAL PROTECTION                Inception Date          1 Year          Inception            1 Year           Inception
STOCK ACCOUNTS:
Deutsche VIT EAFE(R) Equity Index Fund        10/23/1997            -22.78%           4.63%              -22.93%            4.41%
Deutsche VIT Small Cap Index Fund              10/7/1997            -10.92%          -0.84%              -11.10%           -1.05%
Equity Index Portfolio                         9/12/1997            -15.77%           9.90%              -15.94%            9.67%
MONEY MARKET ACCOUNTS:
Travelers Money Market Portfolio              10/17/1997             -1.32%           2.45%               -1.52%            2.23%

                                                                     Standard Death Benefit               Enhanced Death Benefit
WITH PRINCIPAL PROTECTION                   Inception Date          1 Year          Inception            1 Year           Inception
Equity Index Portfolio                         9/12/1997            -17.43%           7.89%              -17.60%            7.66%

The inception date used to calculate standardized performance is based on the date that the investment option became active in the product.




                             TRAVELERS INDEX ANNUITY
                NONSTANDARDIZED PERFORMANCE UPDATE AS OF 12/31/00


                                                                       STANDARD DEATH BENEFIT
                                                                            Average Annual Returns
WITHOUT PRINCIPAL PROTECTION                  Inception      YTD     1 Year    3 Year    5 Year   Inception
                                                Date
STOCK ACCOUNTS:
Deutsche VIT EAFE Equity Index Fund          10/23/1997     -17.81%   -17.81%   7.44%       --         6.05%
Deutsche VIT Small Cap Index Fund             10/7/1997      -5.20%    -5.20%   2.71%       --         0.73%
Equity Index Portfolio                       11/30/1991     -10.36%   -10.36%  10.61%    16.73%       15.83%
MONEY MARKET ACCOUNTS:
Travelers Money Market Portfolio             12/31/1987       4.73%     4.73%   3.94%     3.62%        3.70%
Travelers Money Market Portfolio - 7 Day Yield                5.05%    This yield quotation more closely reflects
                                                                       the current earnings of this fund.




                                                          ENHANCED DEATH BENEFIT
                                                          Average Annual Returns
WITHOUT PRINCIPAL PROTECTION                    YTD     1 Year    3 Year    5 Year   Inception

STOCK ACCOUNTS:
Deutsche VIT EAFE Equity Index Fund            -17.98%   -17.98%   7.22%      --        5.84%
Deutsche VIT Small Cap Index Fund               -5.39%    -5.39%   2.51%      --        0.52%
Equity Index Portfolio                         -10.54%   -10.54%  10.39%    16.50%     15.60%
MONEY MARKET ACCOUNTS:
Travelers Money Market Portfolio                 4.52%     4.52%   3.73%     3.41%      3.50%

                                                                       STANDARD DEATH BENEFIT
                                                                       Average Annual Returns
WITH PRINCIPAL PROTECTION                     Inception      YTD     1 Year    3 Year    5 Year   Inception
                                                Date
Equity Index Portfolio                       11/30/1991     -12.12%   -12.12%   8.43%    14.44%       13.55%

                                                          ENHANCED DEATH BENEFIT
                                                          Average Annual Returns
WITH PRINCIPAL PROTECTION                       YTD     1 Year    3 Year    5 Year   Inception
Equity Index Portfolio                         -12.30%   -12.30%   8.21%    14.22%     13.33%

The inception date is the date that the underlying fund commenced operations.

                           FEDERAL TAX CONSIDERATIONS

       The following description of the federal income tax consequences under this Contract is not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, tax advice may be needed by a person contemplating purchase of an annuity contract and by a contract owner or beneficiary who may make elections under a contract. For further information, please consult a qualified tax adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS
       Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan, or a Section 403(b) annuity, attains age 701/2 or retires. Minimum annual distributions under an IRA must begin by April 1st of the calendar year in which the contract owner attains 70-1/2. Distributions must also begin or be continued according to required patterns following the death of the contract owner or the annuitant.

NONQUALIFIED ANNUITY CONTRACTS
       Individuals may purchase tax-deferred annuities without tax law funding limits. The purchase payments receive no tax benefit, deduction or deferral, but increases in the value of the contract are generally deferred from tax until distribution. If a nonqualified annuity is owned by other than an individual, however, (e.g., by a corporation), the increases in value attributable to purchase payments made after February 28, 1986 are generally includable in income annually. Furthermore, for contracts issued after April 22, 1987, all deferred increases in value will be includable in the income of a contract owner when the contract owner transfers the contract without adequate consideration.

       If two or more annuity contracts are purchased from the same insurer within the same calendar year, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

       Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

       In order to be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically,
Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced.

INDIVIDUAL RETIREMENT ANNUITIES
       To the extent of earned income for the year and not exceeding $2,000 per individual, an individual may make deductible contributions to an individual retirement annuity (IRA). There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit of $4,000.

       The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of 15% of compensation up to $35,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE Plan IRA Form

       Effective January 1, 1997, employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to $6,000. (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution of 100% on the first 3% or 7% contribution for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.

ROTH IRAS
       Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations ($2,000 per year for annual contributions), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

       Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59-1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59-1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS
       Under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

       Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.

       The contract includes an optional death benefit that in some cases may exceed the greater of the purchase payments or the contract value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefit may exceed this limitation, employers using the contract in connection with such plans should consult their tax adviser.

SECTION 403(B) PLANS
       Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code.

       The contract includes an optional death benefit that in some cases may exceed the greater of the purchase payments or the contract value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser.

       Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59-1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING
       The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(b) PLANS OR ARRANGEMENTS OR FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS

       There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another retirement plan but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

       (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

       (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

       (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 701/2 or as otherwise required by law, or

       (d)    the distribution is a hardship distribution.

       A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and a 10% additional tax penalty may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2.   OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

       To the extent not described as requiring 20% withholding in 1 above, the portion of a non-periodic distribution which constitutes taxable income will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable distribution will be withheld as federal income tax. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE YEAR)

       The portion of a periodic distribution which constitutes taxable income will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs. As of January 1, 2001, a recipient receiving periodic payments (e.g., monthly or annual payments under an annuity option) which total $15,150 or less per year, will generally be exempt from periodic withholding.

       Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. All recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

       Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are not permitted to elect out of withholding.


                             INDEPENDENT ACCOUNTANTS

        The financial statements of The Travelers Life and Annuity Company as of December 31, 2000 and 1999, and for each of the years in the three-year period ended December 31, 2000, included herein, and the financial statements of The Travelers Fund BD IV for Variable Annuities as of December 31, 2000 and 1999 and for the year ended December 31, 2000, also included herein, have been included in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

ANNUAL REPORT
DECEMBER 31, 2000









                      THE TRAVELERS FUND BD IV
                      FOR VARIABLE ANNUITIES







[TRAVELERS INSURANCE LOGO]

The Travelers Insurance Company
The Travelers Life and Annuity Company
One Tower Square
Hartford, CT  06183

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2000



ASSETS:
Investments at market value:
  Capital Appreciation Fund, 130,760 shares (cost $13,076,862) .................................    $ 10,723,647
  Money Market Portfolio, 5,735,939 shares (cost $5,735,939) ...................................       5,735,939
  Alliance Variable Product Series Fund, Inc., 1,582,198 shares (cost $60,565,695) .............      50,519,568
  American Variable Insurance Series, 3,266,770 shares (cost $123,524,806) .....................     115,221,783
  Delaware Group Premium Fund, 21,844 shares (cost $223,544) ...................................         240,724
  Deutsche Asset Management VIT Funds, 955,460 shares (cost $10,616,575) .......................      10,616,560
  Dreyfus Variable Investment Fund, 67,127 shares (cost $3,625,541) ............................       2,689,466
  Franklin Templeton Variable Insurance Products Trust, 1,267,664 shares (cost $27,028,300) ....      25,041,539
  Greenwich Street Series Fund, 18,412,221 shares (cost $554,922,909) ..........................     573,065,620
  Janus Aspen Series, 1,499,705 shares (cost $34,531,107) ......................................      28,068,937
  Salomon Brothers Variable Series Funds Inc., 1,200,805 shares (cost $17,005,398) .............      17,002,940
  The Travelers Series Trust, 4,269,741 shares (cost $77,286,925) ..............................      69,163,088
  Travelers Series Fund Inc., 32,375,365 shares (cost $204,480,743) ............................     196,071,934
  Van Kampen Life Investment Trust, 1,008,980 shares (cost $49,020,664) ........................      41,812,126
  Variable Insurance Products Fund II, 802,939 shares (cost $20,586,517) .......................      19,003,443
  Warburg Pincus Trust, 23,158 shares (cost $266,960) ..........................................         216,061
                                                                                                    ------------

    Total Investments (cost $1,202,498,485) ....................................................                   $1,165,193,375

Receivables:
  Dividends ....................................................................................                           61,203
  Purchase payments and transfers from other Travelers accounts ................................                        7,949,904
Other assets ...................................................................................                            7,336
                                                                                                                   --------------

    Total Assets ...............................................................................                    1,173,211,818
                                                                                                                   --------------


LIABILITIES:
  Payables:
    Contract surrenders and transfers to other Travelers accounts ..............................                        6,100,992
    Insurance charges ..........................................................................                          417,141
    Administrative fees  .......................................................................                           47,055
    Equity protection fees  ....................................................................                          210,350
  Accrued liabilities ..........................................................................                          156,489
                                                                                                                   --------------

      Total Liabilities ........................................................................                        6,932,027
                                                                                                                   --------------

NET ASSETS:                                                                                                        $1,166,279,791
                                                                                                                   ==============








                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2000



INVESTMENT INCOME:
  Dividends .....................................................................                     $  15,938,240

EXPENSES:
  Insurance charges ............................................................       $ 11,891,385
  Administrative fees ...........................................................         1,343,388
  Equity protection fees ........................................................         7,522,160
                                                                                       ------------

    Total expenses ..............................................................                        20,756,933
                                                                                                      -------------

      Net investment loss .......................................................                        (4,818,693)
                                                                                                      -------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain (loss) from investment transactions:
    Proceeds from investments sold ..............................................       208,888,750
    Cost of investments sold ....................................................       211,580,296
                                                                                       ------------

      Net realized gain (loss) ..................................................                        (2,691,546)

  Change in unrealized gain (loss) on investments:
    Unrealized gain at December 31, 1999 ........................................        79,125,754
    Unrealized loss at December 31, 2000 ........................................       (37,305,110)
                                                                                       ------------

      Net change in unrealized gain (loss) for the year .........................                      (116,430,864)
                                                                                                      -------------

        Net realized gain (loss) and change in unrealized gain (loss)  ..........                      (119,122,410)
                                                                                                      -------------

  Net decrease in net assets resulting from operations ..........................                     $(123,941,103)
                                                                                                      =============




                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD IV
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF CHANGES IN NET ASSETS
                FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999




                                                                                            2000              1999
                                                                                            ----              ----

OPERATIONS:
  Net investment loss.............................................................     $   (4,818,693)    $ (4,079,326)
  Net realized gain (loss) from investment transactions ..........................         (2,691,546)          29,764
  Net change in unrealized gain (loss) on investments ............................       (116,430,864)      62,965,447
                                                                                       --------------     ------------

    Net increase (decrease) in net assets resulting from operations ..............       (123,941,103)      58,915,885
                                                                                       --------------     ------------

UNIT TRANSACTIONS:
  Participant purchase payments
    (applicable to 594,011,274 and 296,337,235 units, respectively)  .............        685,782,579      364,039,921
  Participant transfers from other Travelers accounts
    (applicable to 304,259,725 and 8,051,001 units, respectively)  ...............        328,129,675        9,418,433
  Administrative charges
    (applicable to 92,558 and 24,174 units, respectively)  .......................           (122,842)         (33,161)
  Contract surrenders
    (applicable to 24,182,369 and 6,678,999 units, respectively)  ................        (31,454,370)      (9,063,729)
  Participant transfers to other Travelers accounts
    (applicable to 233,113,811 and 6,203,686 units, respectively)  ...............       (243,086,079)      (6,682,386)
  Other payments to participants
    (applicable to 9,087,960 and 2,030,911 units, respectively)  .................        (11,589,502)      (2,815,354)
                                                                                       --------------     ------------

    Net increase in net assets resulting from unit transactions ..................        727,659,461      354,863,724
                                                                                       --------------     ------------

      Net increase in net assets .................................................        603,718,358      413,779,609

NET ASSETS:
  Beginning of year ..............................................................        562,561,433      148,781,824
                                                                                       --------------     ------------

  End of year ....................................................................     $1,166,279,791     $562,561,433
                                                                                       ==============     ============


                        See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES

    The Travelers Fund BD IV for Variable Annuities ("Fund BD IV") is a separate account of The Travelers Life and Annuity Company ("Travelers Life"), which is a wholly owned subsidiary of The Travelers Insurance Company ("The Travelers"), an indirect wholly owned subsidiary of Citigroup Inc., and is available for funding certain variable annuity contracts issued by Travelers Life. Fund BD IV is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Fund BD IV includes the Travelers Index Annuity , Travelers Vintage XTRA and Portfolio Architect XTRA Annuity products.

    Participant purchase payments applied to Fund BD IV are invested in one or more sub-accounts in accordance with the selection made by the contract owner. As of December 31, 2000, the investments comprising Fund BD IV were:
    Capital Appreciation Fund; Money Market Portfolio; Premier Growth Portfolio
    - Class B of Alliance Variable Product Series Fund, Inc. (formerly Alliance Variable Product Series Fund); Global Growth Fund - Class 2 (formerly Global Growth Fund), Growth Fund - Class 2 (formerly Growth Fund) and Growth-Income Fund - Class 2 (formerly Growth Income Fund) of American Variable Insurance Series (formerly American Variable Insurance Series Class 2); REIT Series of Delaware Group Premium Fund; EAFE(R) Equity Index Fund and Small Cap Index Fund of Deutsche Asset Management VIT Funds (formerly BT Insurance Funds Trust); Appreciation Portfolio and Small Cap Portfolio of Dreyfus Variable Investment Fund; Franklin Small Cap Investment Fund Class 2 and Templeton International Securities Fund - Class 2 (formerly Templeton International Fund - Class 2) of Franklin Templeton Variable Insurance Products Trust (formerly Templeton Variable Products Series Fund); Equity Index Portfolio - Class I Shares (formerly Equity Index Portfolio), Appreciation Portfolio, Diversified Strategic Income Portfolio, Total Return Portfolio and Equity Index Portfolio - Class II Shares of Greenwich Street Series Fund; Aggressive Growth Portfolio - Service Shares, Balanced Portfolio - Service Shares, Global Life Sciences Portfolio - Service Shares, Global Technology Portfolio - Service Shares and Worldwide Growth Portfolio - Services Shares of Janus Aspen Series; Investors Fund (formerly Salomon Brothers Variable Investors Fund), Capital Fund (formerly Salomon Brothers Variable Capital
    Fund) and Small Cap Growth Fund (formerly Salomon Brothers Variable Small Cap Growth Fund) of Salomon Brothers Variable Series Fund Inc.; Equity Income Portfolio, Federated High Yield Portfolio, Federated Stock Portfolio, Large Cap Portfolio, Lazard International Stock Portfolio, MFS Emerging Growth Portfolio, MFS Mid Cap Growth Portfolio, MFS Research Portfolio, Convertible Bond Portfolio, Disciplined Mid Cap Stock Portfolio, Travelers Quality Bond Portfolio, Strategic Stock Portfolio and Disciplined Small Cap Stock Portfolio of The Travelers Series Trust; Alliance Growth Portfolio, MFS Total Return Portfolio, Putnam Diversified Income Portfolio, Smith Barney Aggressive Growth Portfolio, Smith Barney International Equity Portfolio, Smith Barney Large Capitalization Growth Portfolio, Smith Barney Large Cap Value Portfolio, Smith Barney Mid Cap Portfolio, Smith Barney Money Market Portfolio, Van Kampen Enterprise Portfolio, Smith Barney High Income Portfolio and Travelers Managed Income Portfolio of Travelers Series Fund Inc.; Emerging Growth Portfolio of Van Kampen Life Investment Trust; Contrafund(R) Portfolio - Service Class 2 and Contrafund(R) Portfolio-Service Class of Variable Insurance Products Fund II; and Emerging Markets Portfolio of Warburg Pincus Trust.

    All of the funds are Massachusetts business trusts except for Salomon Brothers Variable Series Fund Inc., Travelers Series Fund Inc., Alliance Variable Product Series Fund, Inc. (formerly Alliance Variable Product Series Fund) and Delaware Group Premium Fund, which are incorporated under Maryland law; and Van Kampen Life Investment Trust and Janus Aspen Series which are Delaware business trusts. Capital Appreciation Fund, Money Market Portfolio, Greenwich Street Series Fund, Salomon Brothers Variable Series Fund Inc., The Travelers Series Trust and Travelers Series Fund Inc. are managed by affiliates of The Travelers. Not all funds may be available in all states or to all contract owners.

    On February 8, 2000, a reorganization was approved by the shareholders that combined the assets of Franklin Small Cap Investments Fund - Class 2 into Franklin Small Cap Fund - Class 2, effective May 1, 2000. At the effective date, Fund BD IV held 485,500 shares of Franklin Small Cap Investments Fund
    - Class 2 having a market value of $7,318,278 which were exchanged for 295,330 shares of Franklin Small Cap Fund - Class 2 equal in value.

    The following is a summary of significant accounting policies consistently followed by Fund BD IV in the preparation of its financial statements.

    SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

    SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date.

    FEDERAL INCOME TAXES. The operations of Fund BD IV form a part of the total operations of Travelers Life and are not taxed separately. Travelers Life is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of Fund BD IV. Fund BD IV is not taxed as a "regulated investment company" under Subchapter M of the Code.

    OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.  INVESTMENTS

    The aggregate costs of purchases and proceeds from sales of investments were $933,633,245 and $208,888,750 respectively, for the year ended December 31, 2000. Realized gains and losses from investment transactions are reported on an average cost basis. The cost of investments in eligible funds was $1,202,498,485 at December 31, 2000. Gross unrealized appreciation for all investments at December 31, 2000 was $25,198,487. Gross unrealized depreciation for all investments at December 31, 2000 was $62,503,597.

3.  CONTRACT CHARGES

    Insurance charges are paid for the mortality and expense risks assumed by Travelers Life. Each business day, Travelers Life deducts a mortality and expense risk charge which is reflected in the calculation of accumulation and annuity unit values. This charge equals, on an annual basis, 1.25% and 1.45% of the amounts held in each funding option for the Standard Death Benefit and Enhanced Death Benefit, respectively.

    Administrative fees are paid for administrative expenses. This fee is also deducted each business day and reflected in the calculation of accumulation and annuity unit values. This charge equals, on an annual basis, 0.15% of the amount held in each funding option.

    For the Travelers Index Annuity contracts in the accumulation phase with a contract value less than $50,000, an annual charge of $30 (prorated for partial periods) is deducted from participant account balances and paid to Travelers Life to cover contract administrative charges. For the Travelers Vintage XTRA and Portfolio Architect XTRA Annuity contracts in the accumulation phase with a contract value less than $100,000, an annual charge of $40 (prorated for partial periods) is deducted from participant account balances and paid to Travelers Life to cover contract administrative charges.

    Participants in the Equity Index Portfolio of the Travelers Index Annuity product may elect, at the time of purchase, to obtain a Principal Protection Feature. Under this feature, Travelers Life will guarantee that the value of the contract after eight years will be at least equal to 115%, 100% or 90% of the purchase payment. The annual fee, which depends on the level of protection that is chosen as well as market conditions, is equivalent to an amount of up to 2.00% of the participant's contract value. Additionally, participants who withdraw from this feature before the end of the eighth contact year will be subject to a withdrawal fee of up to 4% of the original purchase payment withdrawn.

    No sales charge is deducted from participant purchase payments when they are received. However, for the Travelers Index Annuity products, Travelers Life generally assesses a contingent deferred sales charge of up to 6% if a participant's purchase payment is surrendered within eight years of its payment date. For the Travelers Vintage XTRA and Portfolio Architect XTRA Annuity products, Travelers Life generally assesses a contingent deferred sales charge of up to 8% if a participant's purchase payment is surrendered within nine years of its payment date. Contract surrender payments include $1,339,413 and $371,535 of contingent deferred sales charges for the years ended December 31, 2000 and 1999 respectively.

4.  NET CONTRACT OWNERS' EQUITY


                                                                             DECEMBER 31, 2000
                                                             ------------------------------------------------

                                                              ACCUMULATION          UNIT            NET
                                                                 UNITS              VALUE          ASSETS
                                                                 -----              -----          ------
Capital Appreciation Fund
    Standard Death Benefit ..............................       9,685,366          $ 0.742       $ 7,190,343
    Enhanced Death Benefit...............................       4,763,562            0.741         3,531,774

Money Market Portfolio
    Standard Death Benefit ..............................       2,307,960            1.131         2,610,928
    Enhanced Death Benefit...............................       2,772,218            1.124         3,116,129

Alliance Variable Product Series Fund, Inc.
  Premier Growth Portfolio - Class B
    Standard Death Benefit ..............................      26,711,914            0.925        24,709,728
    Enhanced Death Benefit...............................      28,034,508            0.923        25,873,619

American Variable Insurance Series
  Global Growth Fund - Class 2
    Standard Death Benefit ..............................       9,193,213            1.041         9,569,164
    Enhanced Death Benefit...............................      17,191,023            1.039        17,852,753
  Growth Fund - Class 2
    Standard Death Benefit ..............................      17,763,993            1.220        21,661,941
    Enhanced Death Benefit...............................      27,954,276            1.217        34,009,926
  Growth-Income Fund - Class 2
    Standard Death Benefit ..............................      10,615,411            1.098        11,653,644
    Enhanced Death Benefit...............................      18,696,964            1.095        20,478,402

Delaware Group Premium Fund
  REIT Series
    Standard Death Benefit ..............................          48,709            1.173            57,126
    Enhanced Death Benefit...............................         156,666            1.171           183,496

Deutsche Asset Management VIT Funds
  EAFE(R) Equity Index Fund
    Standard Death Benefit ..............................       1,663,384            1.206         2,006,067
    Enhanced Death Benefit...............................         893,929            1.198         1,071,239
  Small Cap Index Fund
    Standard Death Benefit ..............................       3,263,000            1.024         3,339,892
    Enhanced Death Benefit...............................       4,184,121            1.017         4,255,123

Dreyfus Variable Investment Fund
  Appreciation Portfolio
    Standard Death Benefit ..............................         277,656            0.977           271,160
    Enhanced Death Benefit...............................         173,282            0.975           169,004
  Small Cap Portfolio
    Standard Death Benefit ..............................       1,460,554            1.032         1,506,812
    Enhanced Death Benefit...............................         729,351            1.030           751,458

                                                                             DECEMBER 31, 2000
                                                             ------------------------------------------------

                                                              ACCUMULATION          UNIT            NET
                                                                 UNITS              VALUE          ASSETS
                                                                 -----              -----          ------
Franklin Templeton Variable Insurance Products Trust
  Franklin Small Cap Fund - Class 2
    Standard Death Benefit ..............................       4,678,792          $ 0.965      $  4,515,306
    Enhanced Death Benefit...............................       7,481,600            0.963         7,203,967
  Templeton International Securities Fund - Class 2
    Standard Death Benefit ..............................       5,495,504            1.068         5,867,570
    Enhanced Death Benefit...............................       4,608,384            1.065         4,909,067

Greenwich Street Series Fund
  Equity Index Portfolio - Class I Shares
    Standard Death Benefit ....................
      0.00% Principle Protection Fee ....................      17,452,018            1.417        24,724,791
      0.8000 Principle Protection Fee....................         208,110            1.380           287,171
      0.8500 Principle Protection Fee....................         412,472            1.155           476,356
      0.9500 Principle Protection Fee....................         910,029            1.376         1,252,215
      1.0000 Principle Protection Fee....................       3,634,154            1.249         4,540,004
      1.1000 Principle Protection Fee....................       5,651,471            1.367         7,721,834
      1.1500 Principle Protection Fee....................         814,687            0.918           747,833
      1.3500 Principle Protection Fee....................      19,884,874            1.360        27,038,749
      1.4500 Principle Protection Fee....................      15,138,911            1.136        17,192,570
      1.5000 Principle Protection Fee....................     148,510,661            1.349       200,260,756
      1.8000 Principle Protection Fee....................     113,501,854            0.975       110,628,774
      1.9000 Principle Protection Fee....................         159,450            1.338           213,305
      2.0000 Principle Protection Fee....................       1,122,544            1.239         1,390,697
  Enhanced Death Benefit.......................
      0.00% Principle Protection Fee ....................      11,210,280            1.408        15,777,741
      0.8000 Principle Protection Fee....................               -            1.371                 -
      0.8500 Principle Protection Fee....................               -            1.149                 -
      0.9500 Principle Protection Fee....................         169,346            1.368           231,644
      1.0000 Principle Protection Fee....................         680,772            1.244           846,500
      1.1000 Principle Protection Fee....................       2,313,085            1.358         3,139,659
      1.1500 Principle Protection Fee....................          65,983            0.917            60,518
      1.3500 Principle Protection Fee....................       4,915,415            1.352         6,644,328
      1.4500 Principle Protection Fee....................       4,876,140            1.130         5,509,265
      1.5000 Principle Protection Fee....................      54,366,137            1.340        72,828,545
      1.8000 Principle Protection Fee....................      37,399,634            0.972        36,358,964
      1.9000 Principle Protection Fee....................         142,578            1.330           189,607
      2.0000 Principle Protection Fee....................         177,591            1.232           218,740
Appreciation Portfolio
  Standard Death Benefit ................................       3,282,703            1.025         3,364,738
  Enhanced Death Benefit.................................       4,390,631            1.023         4,490,041

                                                                                 DECEMBER 31, 2000
                                                                 ------------------------------------------------

                                                                  ACCUMULATION        UNIT             NET
                                                                     UNITS            VALUE           ASSETS
                                                                     -----            -----           ------
Greenwich Street Series Fund (continued)
  Diversified Strategic Income Portfolio
    Standard Death Benefit ...................................      4,456,819        $ 1.013       $ 4,513,460
    Enhanced Death Benefit....................................      2,959,211          1.010         2,989,987
  Total Return Portfolio
    Standard Death Benefit ...................................      2,061,001          1.245         2,566,465
    Enhanced Death Benefit....................................      2,753,940          1.243         3,421,955
  Equity Index Portfolio - Class II Shares
    Standard Death Benefit ...................................      9,919,249          0.951         9,432,113
    Enhanced Death Benefit....................................      4,565,965          0.949         4,331,955

Janus Aspen Series
  Aggressive Growth Portfolio - Service Shares
    Standard Death Benefit ...................................      6,961,748          0.674         4,690,818
    Enhanced Death Benefit....................................      9,173,879          0.673         6,173,168
  Balanced Portfolio - Service Shares
    Standard Death Benefit ...................................      2,631,110          0.972         2,557,238
    Enhanced Death Benefit....................................        587,392          0.971           570,145
  Global Life Sciences Portfolio - Service Shares
    Standard Death Benefit ...................................      1,720,549          1.135         1,952,045
    Enhanced Death Benefit....................................        824,538          1.133           934,242
  Global Technology Portfolio - Service Shares
    Standard Death Benefit ...................................      4,483,704          0.672         3,010,944
    Enhanced Death Benefit....................................        948,697          0.671           636,239
  Worldwide Growth Portfolio - Service Shares
    Standard Death Benefit ...................................      6,625,173          0.798         5,286,948
    Enhanced Death Benefit....................................      2,920,931          0.797         2,327,827

Salomon Brothers Variable Series Fund Inc.
  Capital Fund
    Standard Death Benefit ...................................      2,476,774          1.204         2,981,012
    Enhanced Death Benefit....................................      3,343,973          1.201         4,015,796
  Investors Fund
    Standard Death Benefit ...................................      2,942,606          1.152         3,390,155
    Enhanced Death Benefit....................................      1,547,583          1.150         1,779,107
  Small Cap Growth Fund
    Standard Death Benefit ...................................      1,826,311          1.397         2,550,908
    Enhanced Death Benefit....................................      1,757,555          1.394         2,449,217

The Travelers Series Trust
  Equity Income Portfolio
    Standard Death Benefit ...................................      4,977,279          1.133         5,636,344
    Enhanced Death Benefit....................................      3,655,356          1.130         4,129,898
  Federated High Yield Portfolio
    Standard Death Benefit ...................................        127,420          0.935           119,172
    Enhanced Death Benefit....................................        137,160          0.934           128,111

                                                                             DECEMBER 31, 2000
                                                             ------------------------------------------------

                                                              ACCUMULATION          UNIT             NET
                                                                 UNITS              VALUE           ASSETS
                                                                 -----              -----           ------
The Travelers Series Trust (continued)
  Federated Stock Portfolio
    Standard Death Benefit ................................       128,343          $ 1.046       $   134,245
    Enhanced Death Benefit.................................        63,079            1.045            65,892
  Large Cap Portfolio
    Standard Death Benefit ................................     6,001,335            0.949         5,696,898
    Enhanced Death Benefit.................................     4,871,712            0.947         4,613,940
  Lazard International Stock Portfolio
    Standard Death Benefit ................................       356,321            0.943           335,975
    Enhanced Death Benefit.................................       154,822            0.942           145,789
  MFS Emerging Growth Portfolio
    Standard Death Benefit ................................    10,965,615            1.128        12,372,395
    Enhanced Death Benefit.................................    11,797,938            1.126        13,280,779
  MFS Mid Cap Growth Portfolio
    Standard Death Benefit ................................     2,539,453            0.980         2,487,703
    Enhanced Death Benefit.................................       805,876            0.978           788,415
  MFS Research Portfolio
    Standard Death Benefit ................................     3,766,401            1.057         3,980,762
    Enhanced Death Benefit.................................     5,293,596            1.055         5,582,045
  Strategic Stock Portfolio
    Standard Death Benefit ................................       205,384            1.079           221,585
    Enhanced Death Benefit.................................        77,227            1.077            83,137
  Convertible Bond Portfolio
    Standard Death Benefit ................................     1,037,545            1.028         1,066,218
    Enhanced Death Benefit.................................       201,003            1.026           206,286
  Disciplined Mid Cap Stock Portfolio
    Standard Death Benefit ................................       570,805            1.047           597,763
    Enhanced Death Benefit.................................       114,999            1.046           120,271
  Disciplined Small Cap Stock Portfolio
    Standard Death Benefit ................................     1,204,006            1.089         1,311,259
    Enhanced Death Benefit.................................       592,533            1.087           643,910
  Travelers Quality Bond Portfolio
    Standard Death Benefit ................................     4,047,115            1.049         4,245,820
    Enhanced Death Benefit.................................     1,180,840            1.048         1,237,177

                                                                             DECEMBER 31, 2000
                                                             ------------------------------------------------

                                                              ACCUMULATION          UNIT            NET
                                                                 UNITS              VALUE          ASSETS
                                                                 -----              -----          ------
Travelers Series Fund Inc.
  Alliance Growth Portfolio
    Standard Death Benefit ................................    15,438,160          $ 0.927      $ 14,305,535
    Enhanced Death Benefit.................................    15,213,070            0.925        14,064,559
  MFS Total Return Portfolio
    Standard Death Benefit ................................     5,181,152            1.153         5,975,430
    Enhanced Death Benefit.................................     6,755,149            1.151         7,772,824
  Putnam Diversified Income Portfolio
    Standard Death Benefit ................................       165,623            0.992           164,305
    Enhanced Death Benefit.................................        74,942            0.991            74,248
  Smith Barney Aggressive Growth Portfolio
    Standard Death Benefit ................................    13,025,930            1.381        17,981,162
    Enhanced Death Benefit.................................    15,970,239            1.377        21,994,631
  Smith Barney High Income Portfolio
    Standard Death Benefit ................................     3,364,568            0.920         3,095,881
    Enhanced Death Benefit.................................     2,271,887            0.918         2,085,729
  Smith Barney International Equity Portfolio
    Standard Death Benefit ................................     6,638,564            0.924         6,133,352
    Enhanced Death Benefit.................................     6,991,811            0.922         6,445,265
  Smith Barney Large Capitalization Growth Portfolio
    Standard Death Benefit ................................    17,218,164            1.000        17,218,154
    Enhanced Death Benefit.................................    15,577,436            0.998        15,541,587
  Smith Barney Large Cap Value Portfolio
    Standard Death Benefit ................................     5,501,375            1.114         6,125,790
    Enhanced Death Benefit.................................     6,078,392            1.111         6,752,704
  Smith Barney Mid Cap Portfolio
    Standard Death Benefit ................................     4,114,813            1.355         5,576,147
    Enhanced Death Benefit.................................     5,564,634            1.352         7,523,474
  Smith Barney Money Market Portfolio
    Standard Death Benefit ................................    16,551,256            1.052        17,407,012
    Enhanced Death Benefit.................................     9,983,343            1.049        10,475,538
  Travelers Managed Income Portfolio
    Standard Death Benefit ................................     2,191,946            1.061         2,324,747
    Enhanced Death Benefit.................................     1,590,702            1.058         1,683,167
  Van Kampen Enterprise Portfolio
    Standard Death Benefit ................................     4,201,961            0.970         4,073,521
    Enhanced Death Benefit.................................     4,320,275            0.967         4,178,576

                                                                             DECEMBER 31, 2000
                                                             ------------------------------------------------

                                                              ACCUMULATION          UNIT            NET
                                                                 UNITS              VALUE          ASSETS
                                                                 -----              -----          ------
Van Kampen Life Investment Trust
  Emerging Growth Portfolio
    Standard Death Benefit ................................    13,192,232          $ 1.234      $   16,278,964
    Enhanced Death Benefit.................................    20,721,308            1.231          25,510,692

Variable Insurance Products Fund II
  Contrafund(R) Portfolio - Service Class 2
    Standard Death Benefit ................................     1,364,359            0.922           1,258,510
    Enhanced Death Benefit.................................       453,646            0.921             417,896
  Contrafund(R) Portfolio - Service Class
    Standard Death Benefit ................................     6,333,548            1.047           6,631,418
    Enhanced Death Benefit.................................    10,233,245            1.045          10,689,777

Warburg Pincus Trust
  Emerging Markets Portfolio
    Standard Death Benefit ................................       221,321            0.748             165,611
    Enhanced Death Benefit.................................        79,044            0.747              59,069
                                                                                                --------------

Net Contract Owners' Equity ..............................................................      $1,166,279,791
                                                                                                ==============

5.  STATEMENT OF INVESTMENTS


INVESTMENTS                                                                         NO. OF                     MARKET
                                                                                    SHARES                     VALUE
                                                                              ------------------        -------------------
  CAPITAL APPRECIATION FUND (0.9%)
      Total (Cost $13,076,862)                                                          130,760               $ 10,723,647
                                                                              ------------------        -------------------

  MONEY MARKET PORTFOLIO (0.5%)
      Total (Cost $5,735,939)                                                         5,735,939                  5,735,939
                                                                              ------------------        -------------------

  ALLIANCE VARIABLE PRODUCT SERIES FUND, INC. (4.3%)
    Premier Growth Portfolio - Class B
      Total (Cost $60,565,695)                                                        1,582,198                 50,519,568
                                                                              ------------------        -------------------

  AMERICAN VARIABLE INSURANCE SERIES (9.9%)
    Global Growth Fund - Class 2 (Cost $33,899,238)                                   1,591,972                 27,397,836
    Growth Fund - Class 2 (Cost $58,973,977)                                            759,651                 55,674,841
    Growth-Income Fund - Class 2 (Cost $30,651,591)                                     915,147                 32,149,106
                                                                              ------------------        -------------------
      Total (Cost $123,524,806)                                                       3,266,770                115,221,783
                                                                              ------------------        -------------------

  DELAWARE GROUP PREMIUM FUND (0.0%)
    REIT Series
      Total (Cost $223,544)                                                              21,844                    240,724
                                                                              ------------------        -------------------

  DEUTSCHE ASSET MANAGEMENT VIT FUNDS (0.9%)
    EAFE(R) Equity Index Fund (Cost $3,266,439)                                         273,654                  3,048,509
    Small Cap Index Fund (Cost $7,350,136)                                              681,806                  7,568,051
                                                                              ------------------        -------------------
      Total (Cost $10,616,575)                                                          955,460                 10,616,560
                                                                              ------------------        -------------------

  DREYFUS VARIABLE INVESTMENT FUND (0.2%)
    Appreciation Portfolio (Cost $458,382)                                               11,317                    440,331
    Small Cap Portfolio (Cost $3,167,159)                                                55,810                  2,249,135
                                                                              ------------------        -------------------
      Total (Cost $3,625,541)                                                            67,127                  2,689,466
                                                                              ------------------        -------------------

  FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (2.2%)
    Franklin Small Cap Fund - Class 2 (Cost $14,105,130)                                556,379                 11,761,844
    Templeton International Securities Fund - Class 2 (Cost $12,923,170)                711,285                 13,279,695
                                                                              ------------------        -------------------
      Total (Cost $27,028,300)                                                        1,267,664                 25,041,539
                                                                              ------------------        -------------------

  GREENWICH STREET SERIES FUND (49.2%)
    Equity Index Portfolio - Class I Shares (Cost $518,982,224)                      16,604,135                537,973,972
    Appreciation Portfolio (Cost $7,856,026)                                            344,496                  7,857,951
    Diversified Strategic Income Portfolio (Cost $7,661,917)                            773,891                  7,506,742
    Total Return Portfolio (Cost $5,662,581)                                            264,191                  5,957,516
    Equity Index Portfolio - Class II Shares (Cost $14,760,161)                         425,508                 13,769,439
                                                                              ------------------        -------------------
      Total (Cost $554,922,909)                                                      18,412,221                573,065,620
                                                                              ------------------        -------------------

                                                                             NO. OF                     MARKET
                                                                             SHARES                     VALUE
                                                                        ------------------        -------------------
JANUS ASPEN SERIES (2.4%)
  Aggressive Growth Portfolio - Service Shares (Cost $14,239,317)                 300,131               $ 10,795,707
  Balanced Portfolio - Service Shares (Cost $3,264,561)                           125,417                  3,126,655
  Global Life Sciences Portfolio - Service Shares (Cost $2,691,342)               310,139                  2,887,399
  Global Technology Portfolio - Service Shares (Cost $5,102,618)                  557,040                  3,648,609
  Worldwide Growth Portfolio - Service Shares (Cost $9,233,269)                   206,978                  7,610,567
                                                                        ------------------        -------------------
    Total (Cost $34,531,107)                                                    1,499,705                 28,068,937
                                                                        ------------------        -------------------

SALOMON BROTHERS VARIABLE SERIES FUNDS INC. (1.5%)
  Capital Fund (Cost $7,045,774)                                                  457,823                  6,913,132
  Investors Fund (Cost $4,933,086)                                                376,696                  5,119,302
  Small Cap Growth Fund (Cost $5,026,538)                                         366,286                  4,970,506
                                                                        ------------------        -------------------
    Total (Cost $17,005,398)                                                    1,200,805                 17,002,940
                                                                        ------------------        -------------------

THE TRAVELERS SERIES TRUST (5.9%)
  Equity Income Portfolio (Cost $9,091,805)                                       596,386                  9,697,238
  Federated High Yield Portfolio (Cost $264,803)                                   26,040                    247,385
  Federated Stock Portfolio (Cost $192,645)                                        12,521                    200,216
  Large Cap Portfolio (Cost $12,284,770)                                          612,867                 10,302,292
  Lazard International Stock Portfolio (Cost $489,194)                             36,651                    481,964
  MFS Emerging Growth Portfolio (Cost $31,142,167)                              1,135,160                 25,654,614
  MFS Mid Cap Growth Portfolio (Cost $3,623,392)                                  195,545                  3,277,328
  MFS Research Portfolio (Cost $10,457,758)                                       787,241                  9,564,973
  Strategic Stock Portfolio (Cost $275,884)                                        30,699                    304,839
  Convertible Bond Portfolio (Cost $1,277,744)                                    105,554                  1,272,985
  Disciplined Mid Cap Stock Portfolio (Cost $698,712)                              41,617                    718,309
  Disciplined Small Cap Stock Portfolio (Cost $2,026,048)                         190,822                  1,955,930
  Travelers Quality Bond Portfolio (Cost $5,462,003)                              498,638                  5,485,015
                                                                        ------------------        -------------------
    Total (Cost $77,286,925)                                                    4,269,741                 69,163,088
                                                                        ------------------        -------------------

TRAVELERS SERIES FUND INC. (16.9%)
  Alliance Growth Portfolio (Cost $34,003,594)                                  1,141,604                 28,368,861
  MFS Total Return Portfolio (Cost $12,737,651)                                   769,432                 13,665,121
  Putnam Diversified Income Portfolio (Cost $237,699)                              22,862                    238,680
  Smith Barney Aggressive Growth Portfolio (Cost $39,675,896)                   2,859,956                 40,010,787
  Smith Barney High Income Portfolio (Cost $5,625,207)                            513,026                  5,186,689
  Smith Barney International Equity Portfolio (Cost $16,276,234)                  915,937                 15,928,140
  Smith Barney Large Capitalization Growth Portfolio (Cost $35,565,992)         2,204,527                 32,759,270
  Smith Barney Large Cap Value Portfolio (Cost $11,908,547)                       605,191                 12,860,310
  Smith Barney Mid Cap Portfolio (Cost $12,682,278)                               955,164                 13,104,854
  Smith Barney Money Market Portfolio (Cost $21,684,321)                       21,684,322                 21,684,321
  Travelers Managed Income Portfolio (Cost $3,893,305)                            334,965                  4,009,527
  Van Kampen Enterprise Portfolio (Cost $10,190,019)                              368,379                  8,255,374
                                                                        ------------------        -------------------
    Total (Cost $204,480,743)                                                  32,375,365                196,071,934
                                                                        ------------------        -------------------

                                                                         NO. OF                     MARKET
                                                                         SHARES                     VALUE
                                                                    ------------------        -------------------
  VAN KAMPEN LIFE INVESTMENT TRUST (3.6%)
    Emerging Growth Portfolio
      Total (Cost $49,020,664)                                              1,008,980            $    41,812,126
                                                                    ------------------        -------------------

  VARIABLE INSURANCE PRODUCTS FUND II (1.6%)
    Contrafund(R) Portfolio - Service Class 2 (Cost $1,738,812)                70,941                  1,677,053
    Contrafund(R) Portfolio - Service Class (Cost $18,847,705)                731,998                 17,326,390
                                                                    ------------------        -------------------
      Total (Cost $20,586,517)                                                802,939                 19,003,443
                                                                    ------------------        -------------------

  WARBURG PINCUS TRUST (0.0%)
    Emerging Markets Portfolio
      Total (Cost $266,960)                                                    23,158                    216,061
                                                                    ------------------        -------------------

TOTAL INVESTMENTS (100%)
  (COST $1,202,498,485)                                                                          $ 1,165,193,375
                                                                                              ===================

                       This page intentionally left blank

6.  SCHEDULE OF FUND BD IV OPERATIONS AND CHANGES IN NET ASSETS
    FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999




                                                                   CAPITAL APPRECIATION FUND      MONEY MARKET PORTFOLIO
                                                                   -------------------------    ---------------------------
                                                                       2000           1999          2000            1999
                                                                       ----           ----          ----            ----
INVESTMENT INCOME:
Dividends ......................................................   $    181,181    $        -   $    210,999    $    82,266
                                                                   ------------    ----------   ------------    -----------

EXPENSES:
Insurance charges ..............................................         69,626             -         45,919         21,995
Administrative fees ............................................          7,871             -          5,188          2,451
Equity protection fees .........................................              -             -              -              -
                                                                   ------------    ----------   ------------    -----------
    Net investment income (loss) ...............................        103,684             -        159,892         57,820
                                                                   ------------    ----------   ------------    -----------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold ...............................      1,568,424             -     13,781,151      2,784,251
  Cost of investments sold .....................................      1,870,942             -     13,781,151      2,784,251
                                                                   ------------    ----------   ------------    -----------

    Net realized gain (loss) ...................................       (302,518)            -              -              -
                                                                   ------------    ----------   ------------    -----------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year .....................              -             -              -              -
  Unrealized gain (loss) end of year ...........................     (2,353,215)            -              -              -
                                                                   ------------    ----------   ------------    -----------

    Net change in unrealized gain (loss) for the year ..........     (2,353,215)            -              -              -
                                                                   ------------    ----------   ------------    -----------

Net increase (decrease) in net assets
    resulting from operations ..................................     (2,552,049)            -        159,892         57,820
                                                                   ------------    ----------   ------------    -----------




UNIT TRANSACTIONS:
Participant purchase payments ..................................     11,950,170             -     11,616,380      3,393,659
Participant transfers from other Travelers accounts ............      3,048,535             -      6,317,178      1,221,668
Administrative charges .........................................           (632)            -           (295)           (93)
Contract surrenders ............................................       (183,250)            -       (101,584)      (243,442)
Participant transfers to other Travelers accounts ..............     (1,540,657)            -    (14,549,818)    (2,557,633)
Other payments to participants .................................              -             -       (436,478)             -
                                                                   ------------    ----------   ------------    -----------

  Net increase (decrease) in net assets
    resulting from unit transactions ...........................     13,274,166             -      2,845,383      1,814,159
                                                                   ------------    ----------   ------------    -----------

    Net increase (decrease) in net assets ......................     10,722,117             -      3,005,275      1,871,979




NET ASSETS:
  Beginning of year ............................................              -             -      2,721,782        849,803
                                                                   ------------    ----------   ------------    -----------

  End of year ..................................................   $ 10,722,117    $        -   $  5,727,057    $ 2,721,782
                                                                   ============    ==========   ============    ===========

                                                                     PREMIER GROWTH PORTFOLIO -
                                                                               CLASS B
                                                                     ---------------------------
                                                                         2000            1999
                                                                         ----            ----

INVESTMENT INCOME:
Dividends ......................................................     $  1,574,666    $         -
                                                                     ------------    -----------

EXPENSES:
Insurance charges ..............................................          450,425          8,091
Administrative fees ............................................           49,545            868
Equity protection fees .........................................                -              -
                                                                     ------------    -----------
    Net investment income (loss) ...............................        1,074,696         (8,959)
                                                                     ------------    -----------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold ...............................          165,834             64
  Cost of investments sold .....................................          169,175             63
                                                                     ------------    -----------

    Net realized gain (loss) ...................................           (3,341)             1
                                                                     ------------    -----------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year .....................          501,056              -
  Unrealized gain (loss) end of year ...........................      (10,046,127)       501,056
                                                                     ------------    -----------

    Net change in unrealized gain (loss) for the year ..........      (10,547,183)       501,056
                                                                     ------------    -----------

Net increase (decrease) in net assets
    resulting from operations ..................................       (9,475,828)       492,098
                                                                     ------------    -----------




UNIT TRANSACTIONS:
Participant purchase payments ..................................       42,384,005      7,724,074
Participant transfers from other Travelers accounts ............       11,071,231        179,178
Administrative charges .........................................           (5,285)             -
Contract surrenders ............................................         (569,443)        (2,488)
Participant transfers to other Travelers accounts ..............       (1,132,512)       (62,155)
Other payments to participants .................................          (19,528)             -
                                                                     ------------    -----------

  Net increase (decrease) in net assets
    resulting from unit transactions ...........................       51,728,468      7,838,609
                                                                     ------------    -----------

    Net increase (decrease) in net assets ......................       42,252,640      8,330,707




NET ASSETS:
  Beginning of year ............................................        8,330,707              -
                                                                     ------------    -----------

  End of year ..................................................     $ 50,583,347    $ 8,330,707
                                                                     ============    ===========

GLOBAL GROWTH FUND - CLASS 2         GROWTH FUND - CLASS 2        GROWTH-INCOME FUND - CLASS 2          REIT SERIES
----------------------------     ----------------------------     ----------------------------     ---------------------
    2000            1999             2000            1999             2000             1999          2000         1999
    ----            ----             ----            ----             ----             ----          ----         ----

$    131,447     $    60,988     $    107,963     $   597,386     $    216,549     $   447,088     $       -     $     -
------------     -----------     ------------     -----------     ------------     -----------     ---------     -------


     259,628           1,588          435,344           4,540          263,862           2,896           768           -
      28,135             168           47,279             480           28,638             312            83           -
           -               -                -               -                -               -             -           -
------------     -----------     ------------     -----------     ------------     -----------     ---------     -------
    (156,316)         59,232         (374,660)        592,366          (75,951)        443,880          (851)          -
------------     -----------     ------------     -----------     ------------     -----------     ---------     -------




     337,542          23,834          361,485               -        1,454,201             150         6,622           -
     368,345          23,215          365,732               -        1,449,473             151         6,397           -
------------     -----------     ------------     -----------     ------------     -----------     ---------     -------

     (30,803)            619           (4,247)              -            4,728              (1)          225           -
------------     -----------     ------------     -----------     ------------     -----------     ---------     -------


     150,683               -         (146,702)              -         (342,953)              -             -           -
  (6,501,402)        150,683       (3,299,136)       (146,702)       1,497,515        (342,953)       17,180           -
------------     -----------     ------------     -----------     ------------     -----------     ---------     -------

  (6,652,085)        150,683       (3,152,434)       (146,702)       1,840,468        (342,953)       17,180           -
------------     -----------     ------------     -----------     ------------     -----------     ---------     -------


  (6,839,204)        210,534       (3,531,341)        445,664        1,769,245         100,926        16,554           -
------------     -----------     ------------     -----------     ------------     -----------     ---------     -------





  26,002,129       2,047,060       46,896,215       5,730,183       21,162,085       3,956,455       212,728           -
   7,228,955         173,397        7,931,639         171,097        7,278,338          87,111        20,441           -
      (1,607)              -           (2,605)              -           (1,510)              -            (3)          -
    (235,379)            (95)        (478,265)         (6,591)        (258,401)         (3,694)        1,526           -
  (1,031,428)        (47,572)      (1,320,135)        (63,255)      (1,807,599)       (150,910)      (10,624)          -
     (84,873)              -         (100,739)              -                -               -             -           -
------------     -----------     ------------     -----------     ------------     -----------     ---------     -------


  31,877,797       2,172,790       52,926,110       5,831,434       26,372,913       3,888,962       224,068           -
------------     -----------     ------------     -----------     ------------     -----------     ---------     -------

  25,038,593       2,383,324       49,394,769       6,277,098       28,142,158       3,989,888       240,622           -





   2,383,324               -        6,277,098               -        3,989,888               -             -           -
------------     -----------     ------------     -----------     ------------     -----------     ---------     -------

$ 27,421,917     $ 2,383,324     $ 55,671,867     $ 6,277,098     $ 32,132,046     $ 3,989,888     $ 240,622     $     -
============     ===========     ============     ===========     ============     ===========     =========     =======

6.  SCHEDULE OF FUND BD IV OPERATIONS AND CHANGES IN NET ASSETS
    FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999 (CONTINUED)






                                                                    EAFE(R) EQUITY INDEX FUND            SMALL CAP INDEX FUND
                                                                   ----------------------------      ----------------------------
                                                                      2000             1999             2000             1999
                                                                      ----             ----             ----             ----
INVESTMENT INCOME:
Dividends ......................................................   $    50,805      $   107,675      $    39,092      $   318,071
                                                                   -----------      -----------      -----------      -----------

EXPENSES:
Insurance charges ..............................................        37,487           20,675          107,365           90,786
Administrative fees ............................................         4,291            2,399           11,834            9,946
Equity protection fees .........................................             -                -                -                -
                                                                   -----------      -----------      -----------      -----------
    Net investment income (loss) ...............................         9,027           84,601          (80,107)         217,339
                                                                   -----------      -----------      -----------      -----------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold ...............................       249,467          394,109        3,187,374        1,435,055
  Cost of investments sold .....................................       233,167          343,805        2,872,368        1,458,054
                                                                   -----------      -----------      -----------      -----------

    Net realized gain (loss) ...................................        16,300           50,304          315,006          (22,999)
                                                                   -----------      -----------      -----------      -----------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year .....................       363,918           51,033          886,888         (164,007)
  Unrealized gain (loss) end of year ...........................      (217,930)         363,918          217,915          886,888
                                                                   -----------      -----------      -----------      -----------

    Net change in unrealized gain (loss) for the year  .........      (581,848)         312,885         (668,973)       1,050,895
                                                                   -----------      -----------      -----------      -----------

Net increase (decrease) in net assets
  resulting from operations ....................................      (556,521)         447,790         (434,074)       1,245,235
                                                                   -----------      -----------      -----------      -----------




UNIT TRANSACTIONS:
Participant purchase payments ..................................       888,936          827,912        1,753,794        2,159,725
Participant transfers from other Travelers accounts ............       653,445          381,819        1,110,421          358,121
Administrative charges .........................................          (438)            (252)            (665)            (326)
Contract surrenders ............................................       (50,375)         (23,101)        (395,102)         (79,990)
Participant transfers to other Travelers accounts ..............      (237,381)        (310,974)        (172,910)        (609,498)
Other payments to participants .................................       (18,731)               -       (2,668,594)        (156,152)
                                                                   -----------      -----------      -----------      -----------

  Net increase (decrease) in net assets
    resulting from unit transactions ...........................     1,235,456          875,404         (373,056)       1,671,880
                                                                   -----------      -----------      -----------      -----------

    Net increase (decrease) in net assets ......................       678,935        1,323,194         (807,130)       2,917,115




NET ASSETS:
  Beginning of year ............................................     2,398,371        1,075,177        8,402,145        5,485,030
                                                                   -----------      -----------      -----------      -----------

  End of year ..................................................   $ 3,077,306      $ 2,398,371      $ 7,595,015      $ 8,402,145
                                                                   ===========      ===========      ===========      ===========

                                                                          DREYFUS APPRECIATION
                                                                                PORTFOLIO
                                                                       --------------------------
                                                                           2000           1999
                                                                           ----           ----
INVESTMENT INCOME:
Dividends ......................................................         $   7,139      $       -
                                                                         ---------      ---------

EXPENSES:
Insurance charges ..............................................             1,695              -
Administrative fees ............................................               191              -
Equity protection fees .........................................                 -              -
                                                                         ---------      ---------
    Net investment income (loss) ...............................             5,253              -
                                                                         ---------      ---------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold ...............................            52,525              -
  Cost of investments sold .....................................            55,494              -
                                                                         ---------      ---------

    Net realized gain (loss) ...................................            (2,969)             -
                                                                         ---------      ---------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year .....................                 -              -
  Unrealized gain (loss) end of year ...........................           (18,051)             -
                                                                         ---------      ---------

    Net change in unrealized gain (loss) for the year  .........           (18,051)             -
                                                                         ---------      ---------

Net increase (decrease) in net assets
resulting from operations ......................................           (15,767)             -
                                                                         ---------      ---------




UNIT TRANSACTIONS:
Participant purchase payments ..................................           440,636              -
Participant transfers from other Travelers accounts ............            56,433              -
Administrative charges .........................................               (26)             -
Contract surrenders ............................................               (41)             -
Participant transfers to other Travelers accounts ..............           (41,071)             -
Other payments to participants .................................                 -              -
                                                                         ---------      ---------

  Net increase (decrease) in net assets
    resulting from unit transactions ...........................           455,931              -
                                                                         ---------      ---------

    Net increase (decrease) in net assets ......................           440,164              -




NET ASSETS:
  Beginning of year ............................................                 -              -
                                                                         ---------      ---------

  End of year ..................................................         $ 440,164      $       -
                                                                         =========      =========

                                 FRANKLIN SMALL CAP FUND -         TEMPLETON INTERNATIONAL       EQUITY INDEX PORTFOLIO -
    SMALL CAP PORTFOLIO                  CLASS 2                  SECURITIES FUND - CLASS 2          CLASS I SHARES
----------------------------   -----------------------------   -----------------------------  -----------------------------
    2000            1999           2000            1999            2000            1999           2000            1999
    ----            ----           ----            ----            ----            ----           ----            ----

$     932,657   $          -   $     122,212   $           -   $     506,186   $           -  $   3,302,896   $   2,623,725
-------------   ------------   -------------   -------------   -------------   -------------  -------------   -------------

        8,436              -         119,633           1,443          91,294           1,240      6,863,245       3,870,127
          953              -          13,050             159          10,193             134        788,972         444,792
            -              -               -               -               -               -      7,522,160       3,899,344
-------------   ------------   -------------   -------------   -------------   -------------  -------------   -------------
      923,268              -         (10,471)         (1,602)        404,699          (1,374)   (11,871,481)     (5,590,538)
-------------   ------------   -------------   -------------   -------------   -------------  -------------   -------------



       31,702              -         520,804               -      28,072,022          35,716     11,184,768          19,837
       33,522              -         539,124               -      28,713,600          35,532      9,951,619          17,261
-------------   ------------   -------------   -------------   -------------   -------------  -------------   -------------
       (1,820)             -         (18,320)              -        (641,578)            184      1,233,149           2,576
-------------   ------------   -------------   -------------   -------------   -------------  -------------   -------------


            -              -         156,615               -          77,880               -     73,910,740      16,273,281
     (918,024)             -      (2,343,286)        156,615         356,525          77,880     18,991,748      73,910,740
-------------   ------------   -------------   -------------   -------------   -------------  -------------   -------------

     (918,024)             -      (2,499,901)        156,615         278,645          77,880    (54,918,992)     57,637,459
-------------   ------------   -------------   -------------   -------------   -------------  -------------   -------------


        3,424              -      (2,528,692)        155,013          41,766          76,690    (65,557,324)     52,049,497
-------------   ------------   -------------   -------------   -------------   -------------  -------------   -------------





    1,949,099              -       9,255,664       1,966,266       6,639,332       1,454,328    166,021,966     284,944,847
      328,013              -       3,764,108          48,312      34,326,752          47,408      4,598,153       3,415,358
          (43)             -          (1,539)              -          (1,012)              -        (71,693)        (32,490)
      (17,604)             -        (112,461)           (691)       (114,390)           (241)   (24,819,033)     (8,693,674)
       (4,619)             -        (683,186)        (63,680)    (31,648,767)        (40,970)    (4,443,153)       (817,146)
            -              -         (79,841)              -          (4,259)              -     (7,027,354)     (2,659,202)
-------------   ------------   -------------   -------------   -------------   -------------  -------------   -------------


    2,254,846              -      12,142,745       1,950,207       9,197,656       1,460,525    134,258,886     276,157,693
-------------   ------------   -------------   -------------   -------------   -------------  -------------   -------------

    2,258,270              -       9,614,053       2,105,220       9,239,422       1,537,215     68,701,562     328,207,190





            -              -       2,105,220               -       1,537,215               -    469,579,004     141,371,814
-------------   ------------   -------------   -------------   -------------   -------------  -------------   -------------

$   2,258,270   $          -   $  11,719,273   $   2,105,220   $  10,776,637   $   1,537,215  $ 538,280,566   $ 469,579,004
=============   ============   =============   =============   =============   =============  =============   =============

6.  SCHEDULE OF FUND BD IV OPERATIONS AND CHANGES IN NET ASSETS
    FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999 (CONTINUED)




                                                                                                  DIVERSIFIED STRATEGIC
                                                                   APPRECIATION PORTFOLIO           INCOME  PORTFOLIO
                                                                 ---------------------------     -------------------------
                                                                    2000            1999            2000           1999
                                                                    ----            ----            ----           ----
INVESTMENT INCOME:
Dividends ...................................................    $    96,851     $         -     $   270,309     $       -
                                                                 -----------     -----------     -----------     ---------

EXPENSES:
Insurance charges ...........................................         63,294           1,514          40,503           330
Administrative fees .........................................          6,906             162           4,514            36
Equity protection fees ......................................              -               -               -             -
                                                                 -----------     -----------     -----------     ---------
    Net investment income (loss) ............................         26,651          (1,676)        225,292          (366)
                                                                 -----------     -----------     -----------     ---------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold ............................        461,996           5,005         885,710        28,378
  Cost of investments sold ..................................        461,513           4,981         911,462        28,439
                                                                 -----------     -----------     -----------     ---------

    Net realized gain (loss) ................................            483              24         (25,752)          (61)
                                                                 -----------     -----------     -----------     ---------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year ..................         37,162               -            (715)            -
  Unrealized gain (loss) end of year ........................          1,925          37,162        (155,175)         (715)
                                                                 -----------     -----------     -----------     ---------

    Net change in unrealized gain (loss) for the year .......        (35,237)         37,162        (154,460)         (715)
                                                                 -----------     -----------     -----------     ---------

Net increase (decrease) in net assets
    resulting from operations ...............................         (8,103)         35,510          45,080        (1,142)
                                                                 -----------     -----------     -----------     ---------




UNIT TRANSACTIONS:
Participant purchase payments ...............................      4,928,726       1,421,252       4,809,727       488,492
Participant transfers from other Travelers accounts .........      1,981,029          56,150       2,704,474        13,595
Administrative charges ......................................         (1,071)              -            (609)            -
Contract surrenders .........................................        (49,696)           (429)       (171,808)         (274)
Participant transfers to other Travelers accounts ...........       (421,486)         (8,955)       (354,154)      (29,934)
Other payments to participants ..............................        (78,148)              -               -             -
                                                                 -----------     -----------     -----------     ---------

  Net increase (decrease) in net assets
    resulting from unit transactions ........................      6,359,354       1,468,018       6,987,630       471,879
                                                                 -----------     -----------     -----------     ---------

    Net increase (decrease) in net assets ...................      6,351,251       1,503,528       7,032,710       470,737




NET ASSETS:
  Beginning of year .........................................      1,503,528               -         470,737             -
                                                                 -----------     -----------     -----------     ---------

  End of year ...............................................    $ 7,854,779     $ 1,503,528     $ 7,503,447     $ 470,737
                                                                 ===========     ===========     ===========     =========


                                                                    TOTAL RETURN PORTFOLIO
                                                                  --------------------------
                                                                     2000            1999
                                                                     ----            ----
INVESTMENT INCOME:
Dividends ...................................................     $    70,054     $       -
                                                                  -----------     ---------

EXPENSES:
Insurance charges ...........................................          21,594           154
Administrative fees .........................................           2,357            16
Equity protection fees ......................................               -             -
                                                                  -----------     ---------
    Net investment income (loss) ............................          46,103          (170)
                                                                  -----------     ---------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold ............................         113,888            82
  Cost of investments sold ..................................         111,921            80
                                                                  -----------     ---------

    Net realized gain (loss) ................................           1,967             2
                                                                  -----------     ---------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year ..................          11,718             -
  Unrealized gain (loss) end of year ........................         294,935        11,718
                                                                  -----------     ---------

    Net change in unrealized gain (loss) for the year .......         283,217        11,718
                                                                  -----------     ---------

Net increase (decrease) in net assets
    resulting from operations ...............................         331,287        11,550
                                                                  -----------     ---------




UNIT TRANSACTIONS:
Participant purchase payments ...............................       3,923,711       216,090
Participant transfers from other Travelers accounts .........       1,626,281         5,600
Administrative charges ......................................            (214)            -
Contract surrenders .........................................         (23,342)            -
Participant transfers to other Travelers accounts ...........        (102,543)            -
Other payments to participants ..............................               -             -
                                                                  -----------     ---------

  Net increase (decrease) in net assets
    resulting from unit transactions ........................       5,423,893       221,690
                                                                  -----------     ---------

    Net increase (decrease) in net assets ...................       5,755,180       233,240




NET ASSETS:
  Beginning of year .........................................         233,240             -
                                                                  -----------     ---------

  End of year ...............................................     $ 5,988,420     $ 233,240
                                                                  ===========     =========

 EQUITY INDEX PORTFOLIO -        AGGRESSIVE GROWTH         BALANCED PORTFOLIO -        GLOBAL LIFE SCIENCES
     CLASS II SHARES         PORTFOLIO - SERVICE SHARES       SERVICE SHARES        PORTFOLIO - SERVICE SHARES
--------------------------   --------------------------  -------------------------  --------------------------
    2000           1999         2000           1999         2000          1999         2000          1999
    ----           ----         ----           ----         ----          ----         ----          ----

$     32,739   $         -   $    375,479   $         -  $    70,258   $         -  $         -   $         -
------------   -----------   ------------   -----------  -----------   -----------  -----------   -----------


     115,237         1,896         62,995             -       13,401             -       14,713             -
      13,072           202          6,876             -        1,543             -        1,664             -
           -             -              -             -            -             -            -             -
------------   -----------   ------------   -----------  -----------   -----------  -----------   -----------
     (95,570)       (2,098)       305,608             -       55,314             -      (16,377)            -
------------   -----------   ------------   -----------  -----------   -----------  -----------   -----------




     417,230        10,771      5,246,002             -      156,545             -       20,968             -
     426,766        10,942      6,051,992             -      164,389             -       19,731             -
------------   -----------   ------------   -----------  -----------   -----------  -----------   -----------

      (9,536)         (171)      (805,990)            -       (7,844)            -        1,237             -
------------   -----------   ------------   -----------  -----------   -----------  -----------   -----------


      72,908             -              -             -            -             -            -             -
    (990,722)       72,908     (3,443,610)            -     (137,906)            -      196,057             -
------------   -----------   ------------   -----------  -----------   -----------  -----------   -----------

  (1,063,630)       72,908     (3,443,610)            -     (137,906)            -      196,057             -
------------   -----------   ------------   -----------  -----------   -----------  -----------   -----------


  (1,168,736)       70,639     (3,943,992)            -      (90,436)            -      180,917             -
------------   -----------   ------------   -----------  -----------   -----------  -----------   -----------





  10,242,150     1,841,696     12,973,849             -    2,287,782             -    2,464,275             -
   3,016,357       206,558      8,161,178             -    1,105,011             -      279,407             -
      (1,127)            -           (430)            -         (109)            -         (107)            -
     (78,982)         (969)       (47,124)            -      (14,080)            -      (37,280)            -
    (323,866)      (23,251)    (6,269,275)            -     (160,785)            -         (925)            -
     (16,401)            -        (10,220)            -            -             -            -             -
------------   -----------   ------------   -----------  -----------   -----------  -----------   -----------


  12,838,131     2,024,034     14,807,978             -    3,217,819             -    2,705,370             -
------------   -----------   ------------   -----------  -----------   -----------  -----------   -----------

  11,669,395     2,094,673     10,863,986             -    3,127,383             -    2,886,287             -





   2,094,673             -              -             -            -             -            -             -
------------   -----------   ------------   -----------  -----------   -----------  -----------   -----------

$ 13,764,068   $ 2,094,673   $ 10,863,986   $         -  $ 3,127,383   $         -  $ 2,886,287   $         -
============   ===========   ============   ===========  ===========   ===========  ===========   ===========

6.  SCHEDULE OF FUND BD IV OPERATIONS AND CHANGES IN NET ASSETS
    FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999 (CONTINUED)




                                                             GLOBAL TECHNOLOGY        WORLDWIDE GROWTH
                                                                PORTFOLIO -             PORTFOLIO -
                                                               SERVICE SHARES          SERVICE SHARES            CAPITAL FUND
                                                          -----------------------  -----------------------  ----------------------
                                                              2000        1999        2000         1999        2000         1999
                                                              ----        ----        ----         ----        ----         ----
INVESTMENT INCOME:
Dividends ..............................................  $    22,150   $       -  $   336,427   $       -  $   378,012   $  5,864
                                                          -----------   ---------  -----------   ---------  -----------   --------

EXPENSES:
Insurance charges ......................................       24,229           -       46,675           -       40,322        279
Administrative fees ....................................        2,806           -        5,293           -        4,395         30
Equity protection fees .................................            -           -            -           -            -          -
                                                          -----------   ---------  -----------   ---------  -----------   --------
    Net investment income (loss) .......................       (4,885)          -      284,459           -      333,295      5,555
                                                          -----------   ---------  -----------   ---------  -----------   --------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold .......................      197,467           -       85,485           -      132,289        199
  Cost of investments sold .............................      243,478           -       96,859           -      128,761        199
                                                          -----------   ---------  -----------   ---------  -----------   --------

    Net realized gain (loss) ...........................      (46,011)          -      (11,374)          -        3,528          -
                                                          -----------   ---------  -----------   ---------  -----------   --------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year .............            -           -            -           -          233          -
  Unrealized gain (loss) end of year ...................   (1,454,009)          -   (1,622,702)          -     (132,642)       233
                                                          -----------   ---------  -----------   ---------  -----------   --------

    Net change in unrealized gain (loss) for the year...   (1,454,009)          -   (1,622,702)          -     (132,875)       233
                                                          -----------   ---------  -----------   ---------  -----------   --------

Net increase (decrease) in net assets
  resulting from operations ............................   (1,504,905)          -   (1,349,617)          -      203,948      5,788
                                                          -----------   ---------  -----------   ---------  -----------   --------




UNIT TRANSACTIONS:
Participant purchase payments ..........................    4,606,198           -    7,923,216           -    4,488,382     50,823
Participant transfers from other Travelers accounts ....      737,706           -    1,185,904           -    2,251,686    136,079
Administrative charges .................................         (268)          -         (385)          -         (239)         -
Contract surrenders ....................................      (79,153)          -     (101,814)          -      (25,364)         -
Participant transfers to other Travelers accounts ......     (112,395)          -      (42,529)          -     (114,295)         -
Other payments to participants .........................            -           -            -           -            -          -
                                                          -----------   ---------  -----------   ---------  -----------   --------

  Net increase (decrease) in net assets
    resulting from unit transactions ...................    5,152,088           -    8,964,392           -    6,600,170    186,902
                                                          -----------   ---------  -----------   ---------  -----------   --------

    Net increase (decrease) in net assets ..............    3,647,183           -    7,614,775           -    6,804,118    192,690




NET ASSETS:
  Beginning of year ....................................            -           -            -           -      192,690          -
                                                          -----------   ---------  -----------   ---------  -----------   --------

  End of year ..........................................  $ 3,647,183   $       -  $ 7,614,775   $       -  $ 6,996,808   $192,690
                                                          ===========   =========  ===========   =========  ===========   ========

                                                                              FEDERATED HIGH
   INVESTORS FUND        SMALL CAP GROWTH FUND    EQUITY INCOME PORTFOLIO     YIELD PORTFOLIO
----------------------  -----------------------   -----------------------   --------------------
   2000         1999        2000         1999        2000          1999        2000       1999
   ----         ----        ----         ----        ----          ----        ----       ----

$   184,928   $  2,019  $   167,269   $       -   $   102,920   $  38,697   $   4,097   $      -
-----------   --------  -----------   ---------   -----------   ---------   ---------   --------


     36,967        396       33,453         504        71,495         762       1,357          -
      4,170         42        3,692          53         8,072          82         149          -
          -          -            -           -             -           -           -          -
-----------   --------  -----------   ---------   -----------   ---------   ---------   --------
    143,791      1,581      130,124        (557)       23,353      37,853       2,591          -
-----------   --------  -----------   ---------   -----------   ---------   ---------   --------




    587,626         97      185,446         169     2,806,807      10,127      39,277          -
    540,959         96      173,127         163     2,664,131      10,751      41,115          -
-----------   --------  -----------   ---------   -----------   ---------   ---------   --------

     46,667          1       12,319           6       142,676        (624)     (1,838)         -
-----------   --------  -----------   ---------   -----------   ---------   ---------   --------


      5,006          -       47,985           -       (17,153)          -           -          -
    186,216      5,006      (56,032)     47,985       605,433     (17,153)    (17,418)         -
-----------   --------  -----------   ---------   -----------   ---------   ---------   --------

    181,210      5,006     (104,017)     47,985       622,586     (17,153)    (17,418)         -
-----------   --------  -----------   ---------   -----------   ---------   ---------   --------


    371,668      6,588       38,426      47,434       788,615      20,076     (16,665)         -
-----------   --------  -----------   ---------   -----------   ---------   ---------   --------





  3,831,429    360,111    3,423,008     396,945     6,471,122     787,996     269,387          -
  1,028,459     30,866    1,181,231      29,591     4,898,964      18,195      56,160          -
       (240)         -         (401)          -          (856)          -         (23)         -
    (23,975)         -      (12,042)          -       (72,281)       (236)     (1,400)         -
   (417,141)         -     (104,067)          -    (3,109,148)    (30,997)    (60,176)         -
    (18,503)         -            -           -        (5,208)          -           -          -
-----------   --------  -----------   ---------   -----------   ---------   ---------   --------


  4,400,029    390,977    4,487,729     426,536     8,182,593     774,958     263,948          -
-----------   --------  -----------   ---------   -----------   ---------   ---------   --------

  4,771,697    397,565    4,526,155     473,970     8,971,208     795,034     247,283          -





    397,565          -      473,970           -       795,034           -           -          -
-----------   --------  -----------   ---------   -----------   ---------   ---------   --------

$ 5,169,262   $397,565  $ 5,000,125   $ 473,970   $ 9,766,242   $ 795,034   $ 247,283   $      -
===========   ========  ===========   =========   ===========   =========   =========   ========

6.  SCHEDULE OF FUND BD IV OPERATIONS AND CHANGES IN NET ASSETS
    FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999 (CONTINUED)





                                                               FEDERATED STOCK                                 LAZARD INTERNATIONAL
                                                                  PORTFOLIO          LARGE CAP PORTFOLIO          STOCK PORTFOLIO
                                                             -------------------  --------------------------   --------------------
                                                               2000       1999        2000          1999         2000       1999
                                                               ----       ----        ----          ----         ----       ----
INVESTMENT INCOME:
Dividends .................................................  $   3,385   $     -  $    587,293   $    44,324   $  18,327   $     -
                                                             ---------   -------  ------------   -----------   ---------   -------

EXPENSES:
Insurance charges .........................................      1,099         -        81,105         1,090       3,389         -
Administrative fees .......................................        125         -         8,992           123         396         -
Equity protection fees ....................................          -         -             -             -           -         -
                                                             ---------   -------  ------------   -----------   ---------   -------
    Net investment income (loss) ..........................      2,161         -       497,196        43,111      14,542         -
                                                             ---------   -------  ------------   -----------   ---------   -------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold ..........................     18,366         -       124,310           128     784,359         -
  Cost of investments sold ................................     18,226         -       128,562           126     835,344         -
                                                             ---------   -------  ------------   -----------   ---------   -------

    Net realized gain (loss) ..............................        140         -        (4,252)            2     (50,985)        -
                                                             ---------   -------  ------------   -----------   ---------   -------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year ................          -         -        18,119             -           -         -
  Unrealized gain (loss) end of year ......................      7,571         -    (1,982,478)       18,119      (7,230)        -
                                                             ---------   -------  ------------   -----------   ---------   -------

    Net change in unrealized gain (loss) for the year .....      7,571         -    (2,000,597)       18,119      (7,230)        -
                                                             ---------   -------  ------------   -----------   ---------   -------

Net increase (decrease) in net assets
    resulting from operations .............................      9,872         -    (1,507,653)       61,232     (43,673)        -
                                                             ---------   -------  ------------   -----------   ---------   -------




UNIT TRANSACTIONS:
Participant purchase payments .............................    131,940         -     8,417,569     1,295,270     344,654         -
Participant transfers from other Travelers accounts .......     83,550         -     2,400,434        35,370     970,206         -
Administrative charges ....................................        (11)        -        (1,192)            -         (19)        -
Contract surrenders .......................................       (214)        -       (76,796)         (177)     (5,490)        -
Participant transfers to other Travelers accounts .........    (25,000)        -      (248,414)      (23,364)   (783,914)        -
Other payments to participants ............................          -         -       (41,441)            -           -         -
                                                             ---------   -------  ------------   -----------   ---------   -------

  Net increase (decrease) in net assets
    resulting from unit transactions ......................    190,265         -    10,450,160     1,307,099     525,437         -
                                                             ---------   -------  ------------   -----------   ---------   -------

    Net increase (decrease) in net assets .................    200,137         -     8,942,507     1,368,331     481,764         -




NET ASSETS:
  Beginning of year .......................................          -         -     1,368,331             -           -         -
                                                             ---------   -------  ------------   -----------   ---------   -------

  End of year .............................................  $ 200,137   $     -  $ 10,310,838   $ 1,368,331   $ 481,764   $     -
                                                             =========   =======  ============   ===========   =========   =======

       MFS EMERGING                MFS MID CAP                                        STRATEGIC STOCK
     GROWTH PORTFOLIO            GROWTH PORTFOLIO        MFS RESEARCH PORTFOLIO          PORTFOLIO
--------------------------   -------------------------  -------------------------   --------------------
    2000          1999          2000          1999         2000         1999          2000        1999
    ----          ----          ----          ----         ----         ----          ----        ----

$    917,586   $         -   $     7,070   $         -  $    80,424   $         -   $  12,034   $      -
------------   -----------   -----------   -----------  -----------   -----------   ---------   --------


     234,850         3,017        13,038             -       75,384           969       2,001         16
      25,927           328         1,509             -        8,262           104         229          2
           -             -             -             -            -             -           -          -
------------   -----------   -----------   -----------  -----------   -----------   ---------   --------
     656,809        (3,345)       (7,477)            -       (3,222)       (1,073)      9,804        (18)
------------   -----------   -----------   -----------  -----------   -----------   ---------   --------




   1,198,432            64        15,377             -      260,886         8,230      30,256          -
   1,385,477            59        16,230             -      268,391         7,789      31,633          -
------------   -----------   -----------   -----------  -----------   -----------   ---------   --------

    (187,045)            5          (853)            -       (7,505)          441      (1,377)         -
------------   -----------   -----------   -----------  -----------   -----------   ---------   --------


     612,519             -             -             -       62,489             -         223          -
  (5,487,553)      612,519      (346,064)            -     (892,785)       62,489      28,955        223
------------   -----------   -----------   -----------  -----------   -----------   ---------   --------

  (6,100,072)      612,519      (346,064)            -     (955,274)       62,489      28,732        223
------------   -----------   -----------   -----------  -----------   -----------   ---------   --------


  (5,630,308)      609,179      (354,394)            -     (966,001)       61,857      37,159        205
------------   -----------   -----------   -----------  -----------   -----------   ---------   --------





  23,068,543     3,230,038     3,216,919             -    7,873,166     1,023,532     171,394     35,892
   6,567,108       203,275       462,371             -    1,884,445        12,502      65,231          -
      (3,009)            -           (46)            -         (720)            -         (39)         -
    (215,861)         (296)      (16,267)            -      (57,671)         (206)     (1,343)         -
  (2,038,754)      (41,869)      (32,465)            -     (255,531)      (12,566)     (3,777)         -
     (94,872)            -             -             -            -             -           -          -
------------   -----------   -----------   -----------  -----------   -----------   ---------   --------


  27,283,155     3,391,148     3,630,512             -    9,443,689     1,023,262     231,466     35,892
------------   -----------   -----------   -----------  -----------   -----------   ---------   --------

  21,652,847     4,000,327     3,276,118             -    8,477,688     1,085,119     268,625     36,097





   4,000,327             -             -             -    1,085,119             -      36,097          -
------------   -----------   -----------   -----------  -----------   -----------   ---------   --------

$ 25,653,174   $ 4,000,327   $ 3,276,118   $         -  $ 9,562,807   $ 1,085,119   $ 304,722   $ 36,097
============   ===========   ===========   ===========  ===========   ===========   =========   ========

6.  SCHEDULE OF FUND BD IV OPERATIONS AND CHANGES IN NET ASSETS
    FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999 (CONTINUED)



                                                                CONVERTIBLE BOND     DISCIPLINED MID CAP    DISCIPLINED SMALL CAP
                                                                    PORTFOLIO          STOCK PORTFOLIO         STOCK PORTFOLIO
                                                             ----------------------  --------------------  -----------------------
                                                                2000         1999      2000        1999       2000          1999
                                                                ----         ----      ----        ----       ----          ----
INVESTMENT INCOME:
Dividends .................................................  $       978   $      -  $     465   $      -  $    67,103   $       -
                                                             -----------   --------  ---------   --------  -----------   ---------

EXPENSES:
Insurance charges .........................................        3,325          -      1,846          -       13,460          63
Administrative fees .......................................          389          -        217          -        1,528           7
Equity protection fees ....................................            -          -          -          -            -           -
                                                             -----------   --------  ---------   --------  -----------   ---------
    Net investment income (loss) ..........................       (2,736)         -     (1,598)         -       52,115         (70)
                                                             -----------   --------  ---------   --------  -----------   ---------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold ..........................      582,062          -     14,898          -      812,560           -
  Cost of investments sold ................................      606,907          -     15,251          -      848,891           -
                                                             -----------   --------  ---------   --------  -----------   ---------

    Net realized gain (loss) ..............................      (24,845)         -       (353)         -      (36,331)          -
                                                             -----------   --------  ---------   --------  -----------   ---------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year ................            -          -          -          -        7,025           -
  Unrealized gain (loss) end of year ......................       (4,759)         -     19,597          -      (70,118)      7,025
                                                             -----------   --------  ---------   --------  -----------   ---------

    Net change in unrealized gain (loss) for the year .....       (4,759)         -     19,597          -      (77,143)      7,025
                                                             -----------   --------  ---------   --------  -----------   ---------

Net increase (decrease) in net assets
    resulting from operations .............................      (32,340)         -     17,646          -      (61,359)      6,955
                                                             -----------   --------  ---------   --------  -----------   ---------




UNIT TRANSACTIONS:
Participant purchase payments .............................    1,002,378          -    682,319          -    1,549,685      82,046
Participant transfers from other Travelers accounts .......      841,938          -     22,569          -      554,312      20,000
Administrative charges ....................................          (22)         -        (10)         -          (95)          -
Contract surrenders .......................................      (10,639)         -     (4,490)         -     (101,529)          -
Participant transfers to other Travelers accounts .........     (528,811)         -          -          -      (91,954)          -
Other payments to participants ............................            -          -          -          -       (2,892)          -
                                                             -----------   --------  ---------   --------  -----------   ---------

  Net increase (decrease) in net assets
    resulting from unit transactions ......................    1,304,844          -    700,388          -    1,907,527     102,046
                                                             -----------   --------  ---------   --------  -----------   ---------

    Net increase (decrease) in net assets .................    1,272,504          -    718,034          -    1,846,168     109,001




NET ASSETS:
  Beginning of year .......................................            -          -          -          -      109,001           -
                                                             -----------   --------  ---------   --------  -----------   ---------

  End of year .............................................  $ 1,272,504   $      -  $ 718,034   $      -  $ 1,955,169   $ 109,001
                                                             ===========   ========  =========   ========  ===========   =========

  TRAVELERS QUALITY                                      MFS TOTAL RETURN         PUTNAM DIVERSIFIED
   BOND PORTFOLIO       ALLIANCE GROWTH PORTFOLIO           PORTFOLIO              INCOME PORTFOLIO
----------------------  --------------------------   ------------------------   ----------------------
    2000        1999        2000          1999           2000         1999         2000         1999
    ----        ----        ----          ----           ----         ----         ----         ----

$     6,224   $      -  $  1,312,464   $         -   $    277,827   $       -   $    61,973   $      -
-----------   --------  ------------   -----------   ------------   ---------   -----------   --------


      4,793          -       228,517         3,817         73,365         680         5,507          -
        559          -        25,334           422          8,064          73           642          -
          -          -             -             -              -           -             -          -
-----------   --------  ------------   -----------   ------------   ---------   -----------   --------
        872          -     1,058,613        (4,239)       196,398        (753)       55,824          -
-----------   --------  ------------   -----------   ------------   ---------   -----------   --------




     86,052          -     1,938,658         3,290        303,679      79,272     1,993,745          -
     85,860          -     2,147,974         3,141        302,972      80,054     2,066,330          -
-----------   --------  ------------   -----------   ------------   ---------   -----------   --------

        192          -      (209,316)          149            707        (782)      (72,585)         -
-----------   --------  ------------   -----------   ------------   ---------   -----------   --------


          -          -       245,187             -          2,964           -             -          -
     23,012          -    (5,634,733)      245,187        927,470       2,964           981          -
-----------   --------  ------------   -----------   ------------   ---------   -----------   --------

     23,012          -    (5,879,920)      245,187        924,506       2,964           981          -
-----------   --------  ------------   -----------   ------------   ---------   -----------   --------


     24,076          -    (5,030,623)      241,097      1,121,611       1,429       (15,780)         -
-----------   --------  ------------   -----------   ------------   ---------   -----------   --------





    470,525          -    22,695,715     4,152,573      9,329,518     706,276       212,466          -
  5,049,578          -     8,676,407       123,955      3,180,604      30,359     2,031,065          -
        (10)         -        (2,555)            -         (1,036)          -           (25)         -
    (16,870)         -      (302,706)         (253)       (82,195)       (247)       (7,153)         -
    (44,302)         -    (1,989,659)     (132,192)      (435,655)    (84,752)   (1,982,020)         -
          -          -       (61,665)            -        (17,658)          -             -          -
-----------   --------  ------------   -----------   ------------   ---------   -----------   --------


  5,458,921          -    29,015,537     4,144,083     11,973,578     651,636       254,333          -
-----------   --------  ------------   -----------   ------------   ---------   -----------   --------

  5,482,997          -    23,984,914     4,385,180     13,095,189     653,065       238,553          -





          -          -     4,385,180             -        653,065           -             -          -
-----------   --------  ------------   -----------   ------------   ---------   -----------   --------

$ 5,482,997   $      -  $ 28,370,094   $ 4,385,180   $ 13,748,254   $ 653,065   $   238,553   $      -
===========   ========  ============   ===========   ============   =========   ===========   ========

6.  SCHEDULE OF FUND BD IV OPERATIONS AND CHANGES IN NET ASSETS
    FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999 (CONTINUED)





                                                              SMITH BARNEY AGGRESSIVE        SMITH BARNEY HIGH
                                                                  GROWTH PORTFOLIO           INCOME PORTFOLIO
                                                             --------------------------   -----------------------
                                                                 2000           1999          2000        1999
                                                                 ----           ----          ----        ----
INVESTMENT INCOME:
Dividends .................................................  $          -   $     2,482   $   266,948   $       -
                                                             ------------   -----------   -----------   ---------

EXPENSES:
Insurance charges .........................................       297,813         3,044        39,179         596
Administrative fees .......................................        32,808           332         4,396          64
Equity protection fees ....................................             -             -             -           -
                                                             ------------   -----------   -----------   ---------
    Net investment income (loss) ..........................      (330,621)         (894)      223,373        (660)
                                                             ------------   -----------   -----------   ---------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold ..........................       130,402             -     2,246,692      10,840
  Cost of investments sold ................................       114,081             -     2,395,586      10,765
                                                             ------------   -----------   -----------   ---------

    Net realized gain (loss) ..............................        16,321             -      (148,894)         75
                                                             ------------   -----------   -----------   ---------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year ................       338,594             -         3,067           -
  Unrealized gain (loss) end of year ......................       334,891       338,594      (438,518)      3,067
                                                             ------------   -----------   -----------   ---------

    Net change in unrealized gain (loss) for the year .....        (3,703)      338,594      (441,585)      3,067
                                                             ------------   -----------   -----------   ---------

Net increase (decrease) in net assets
    resulting from operations .............................      (318,003)      337,700      (367,106)      2,482
                                                             ------------   -----------   -----------   ---------




UNIT TRANSACTIONS:
Participant purchase payments .............................    30,469,025     3,444,173     3,898,304     671,463
Participant transfers from other Travelers accounts .......     7,407,708        76,862     3,171,570       6,029
Administrative charges ....................................        (4,143)            -          (525)          -
Contract surrenders .......................................      (274,049)         (312)     (106,042)       (204)
Participant transfers to other Travelers accounts .........      (930,514)      (97,526)   (2,067,169)    (16,174)
Other payments to participants ............................      (135,128)            -       (11,018)          -
                                                             ------------   -----------   -----------   ---------

  Net increase (decrease) in net assets
    resulting from unit transactions ......................    36,532,899     3,423,197     4,885,120     661,114
                                                             ------------   -----------   -----------   ---------

    Net increase (decrease) in net assets .................    36,214,896     3,760,897     4,518,014     663,596




NET ASSETS:
  Beginning of year .......................................     3,760,897             -       663,596           -
                                                             ------------   -----------   -----------   ---------

  End of year .............................................  $ 39,975,793   $ 3,760,897   $ 5,181,610   $ 663,596
                                                             ============   ===========   ===========   =========

                                                                    SMITH BARNEY
                                                                INTERNATIONAL EQUITY
                                                                      PORTFOLIO
                                                              -------------------------
                                                                  2000           1999
                                                                  ----           ----
INVESTMENT INCOME:
Dividends .................................................   $     58,455   $         -
                                                              ------------   -----------

EXPENSES:
Insurance charges .........................................        117,096         1,402
Administrative fees .......................................         13,065           162
Equity protection fees ....................................              -             -
                                                              ------------   -----------
    Net investment income (loss) ..........................        (71,706)       (1,564)
                                                              ------------   -----------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold ..........................     35,300,573             -
  Cost of investments sold ................................     36,872,722             -
                                                              ------------   -----------

    Net realized gain (loss) ..............................     (1,572,149)            -
                                                              ------------   -----------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year ................        198,425             -
  Unrealized gain (loss) end of year ......................       (348,094)      198,425
                                                              ------------   -----------

    Net change in unrealized gain (loss) for the year .....       (546,519)      198,425
                                                              ------------   -----------

Net increase (decrease) in net assets
    resulting from operations .............................     (2,190,374)      196,861
                                                              ------------   -----------




UNIT TRANSACTIONS:
Participant purchase payments .............................     10,175,103     1,478,188
Participant transfers from other Travelers accounts .......     43,636,578        60,247
Administrative charges ....................................         (1,330)            -
Contract surrenders .......................................       (149,820)          (96)
Participant transfers to other Travelers accounts .........    (40,533,327)      (12,571)
Other payments to participants ............................        (80,842)            -
                                                              ------------   -----------

  Net increase (decrease) in net assets
    resulting from unit transactions ......................     13,046,362     1,525,768
                                                              ------------   -----------

    Net increase (decrease) in net assets .................     10,855,988     1,722,629




NET ASSETS:
  Beginning of year .......................................      1,722,629             -
                                                              ------------   -----------

  End of year .............................................   $ 12,578,617   $ 1,722,629
                                                              ============   ===========

    SMITH BARNEY LARGE
  CAPITALIZATION GROWTH        SMITH BARNEY LARGE CAP       SMITH BARNEY MID CAP         SMITH BARNEY MONEY
         PORTFOLIO                 VALUE PORTFOLIO                PORTFOLIO               MARKET PORTFOLIO
--------------------------   --------------------------   -------------------------  ---------------------------
    2000           1999          2000          1999           2000          1999         2000            1999
    ----           ----          ----          ----           ----          ----         ----            ----

$     26,029   $    10,947   $    226,960   $         -   $     47,868   $    1,062  $     868,618   $    16,315
------------   -----------   ------------   -----------   ------------   ----------  -------------   -----------


     280,317         5,389         83,667         1,646         85,958          948        193,663         4,248
      31,220           595          9,264           189          9,420          102         21,738           453
           -             -              -             -              -            -              -             -
------------   -----------   ------------   -----------   ------------   ----------  -------------   -----------
    (285,508)        4,963        134,029        (1,835)       (47,510)          12        653,217        11,614
------------   -----------   ------------   -----------   ------------   ----------  -------------   -----------




     919,138             -      1,010,239             -        175,202          128     79,591,788       266,171
     976,324             -      1,010,925             -        163,029          124     79,591,788       266,171
------------   -----------   ------------   -----------   ------------   ----------  -------------   -----------

     (57,186)            -           (686)            -         12,173            4              -             -
------------   -----------   ------------   -----------   ------------   ----------  -------------   -----------


     153,786             -         (3,971)            -         83,699            -              -             -
  (2,806,722)      153,786        951,763        (3,971)       422,576       83,699              -             -
------------   -----------   ------------   -----------   ------------   ----------  -------------   -----------

  (2,960,508)      153,786        955,734        (3,971)       338,877       83,699              -             -
------------   -----------   ------------   -----------   ------------   ----------  -------------   -----------


  (3,303,202)      158,749      1,089,077        (5,806)       303,540       83,715        653,217        11,614
------------   -----------   ------------   -----------   ------------   ----------  -------------   -----------





  24,307,575     5,201,506      7,113,171     1,670,903      8,691,300    1,124,321     44,640,447     7,097,349
   8,453,061       203,025      3,614,375       163,579      3,248,667       55,748     81,696,598     1,073,248
      (3,441)            -           (668)            -         (1,006)           -           (988)            -
    (464,085)       (1,700)      (153,544)          (75)       (68,689)           -       (245,982)            -
  (1,583,452)      (36,624)      (577,217)      (35,301)      (151,410)           -   (105,733,925)   (1,309,028)
    (171,671)            -              -             -       (186,565)           -              -             -
------------   -----------   ------------   -----------   ------------   ----------  -------------   -----------


  30,537,987     5,366,207      9,996,117     1,799,106     11,532,297    1,180,069     20,356,150     6,861,569
------------   -----------   ------------   -----------   ------------   ----------  -------------   -----------

  27,234,785     5,524,956     11,085,194     1,793,300     11,835,837    1,263,784     21,009,367     6,873,183





   5,524,956             -      1,793,300             -      1,263,784            -      6,873,183             -
------------   -----------   ------------   -----------   ------------   ----------  -------------   -----------

$ 32,759,741   $ 5,524,956   $ 12,878,494   $ 1,793,300   $ 13,099,621   $1,263,784  $  27,882,550   $ 6,873,183
============   ===========   ============   ===========   ============   ==========  =============   ===========

6.  SCHEDULE OF FUND BD IV OPERATIONS AND CHANGES IN NET ASSETS
    FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999 (CONTINUED)




                                                                TRAVELERS MANAGED        VAN KAMPEN ENTERPRISE
                                                                INCOME PORTFOLIO               PORTFOLIO
                                                             -----------------------   -------------------------
                                                                2000         1999         2000          1999
                                                                ----         ----         ----          ----

INVESTMENT INCOME:
Dividends .................................................  $    80,415   $       -   $   607,133   $         -
                                                             -----------   ---------   -----------   -----------

EXPENSES:
Insurance charges .........................................       28,117         604        66,288         1,305
Administrative fees .......................................        3,133          65         7,364           151
Equity protection fees ....................................            -           -             -             -
                                                             -----------   ---------   -----------   -----------
    Net investment income (loss) ..........................       49,165        (669)      533,481        (1,456)
                                                             -----------   ---------   -----------   -----------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold ..........................      123,302      26,918       545,101           615
  Cost of investments sold ................................      123,075      26,928       571,795           596
                                                             -----------   ---------   -----------   -----------

    Net realized gain (loss) ..............................          227         (10)      (26,694)           19
                                                             -----------   ---------   -----------   -----------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year ................         (474)          -        89,928             -
  Unrealized gain (loss) end of year ......................      116,222        (474)   (1,934,645)       89,928
                                                             -----------   ---------   -----------   -----------

    Net change in unrealized gain (loss) for the year .....      116,696        (474)   (2,024,573)       89,928
                                                             -----------   ---------   -----------   -----------

Net increase (decrease) in net assets
    resulting from operations .............................      166,088      (1,153)   (1,517,786)       88,491
                                                             -----------   ---------   -----------   -----------




UNIT TRANSACTIONS:
Participant purchase payments .............................    2,074,102     516,828     7,325,472     1,088,816
Participant transfers from other Travelers accounts .......    1,380,713      69,263     1,949,591        33,847
Administrative charges ....................................         (399)          -          (818)            -
Contract surrenders .......................................      (45,565)       (269)      (48,981)         (254)
Participant transfers to other Travelers accounts .........     (101,955)    (45,434)     (635,778)            -
Other payments to participants ............................       (4,305)          -       (30,503)            -
                                                             -----------   ---------   -----------   -----------

  Net increase (decrease) in net assets
    resulting from unit transactions ......................    3,302,591     540,388     8,558,983     1,122,409
                                                             -----------   ---------   -----------   -----------

    Net increase (decrease) in net assets .................    3,468,679     539,235     7,041,197     1,210,900




NET ASSETS:
  Beginning of year .......................................      539,235           -     1,210,900             -
                                                             -----------   ---------   -----------   -----------

  End of year .............................................  $ 4,007,914   $ 539,235   $ 8,252,097   $ 1,210,900
                                                             ===========   =========   ===========   ===========


                                                              EMERGING GROWTH PORTFOLIO
                                                              --------------------------
                                                                  2000           1999
                                                                  ----           ----

INVESTMENT INCOME:
Dividends .................................................   $     56,013   $         -
                                                              ------------   -----------

EXPENSES:
Insurance charges .........................................        433,233         8,709
Administrative fees .......................................         47,082           934
Equity protection fees ....................................              -             -
                                                              ------------   -----------
    Net investment income (loss) ..........................       (424,302)       (9,643)
                                                              ------------   -----------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold ..........................      7,813,055             -
  Cost of investments sold ................................      7,958,597             -
                                                              ------------   -----------

    Net realized gain (loss) ..............................       (145,542)            -
                                                              ------------   -----------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year ................      1,282,846             -
  Unrealized gain (loss) end of year ......................     (7,208,538)    1,282,846
                                                              ------------   -----------

    Net change in unrealized gain (loss) for the year .....     (8,491,384)    1,282,846
                                                              ------------   -----------

Net increase (decrease) in net assets
    resulting from operations .............................     (9,061,228)    1,273,203
                                                              ------------   -----------




UNIT TRANSACTIONS:
Participant purchase payments .............................     35,922,497     6,940,989
Participant transfers from other Travelers accounts .......     18,468,771       483,583
Administrative charges ....................................         (5,310)            -
Contract surrenders .......................................       (609,635)       (3,163)
Participant transfers to other Travelers accounts .........    (11,477,615)      (11,605)
Other payments to participants ............................       (130,831)            -
                                                              ------------   -----------

  Net increase (decrease) in net assets
    resulting from unit transactions ......................     42,167,877     7,409,804
                                                              ------------   -----------

    Net increase (decrease) in net assets .................     33,106,649     8,683,007




NET ASSETS:
  Beginning of year .......................................      8,683,007             -
                                                              ------------   -----------

  End of year .............................................   $ 41,789,656   $ 8,683,007
                                                              ============   ===========

CONTRAFUND(R) PORTFOLIO -  CONTRAFUND(R) PORTFOLIO -     EMERGING MARKETS
    SERVICE CLASS 2             SERVICE CLASS                PORTFOLIO                   COMBINED
------------------------  --------------------------   --------------------  -------------------------------
   2000           1999        2000          1999          2000       1999         2000              1999
   ----           ----        ----          ----          ----       ----         ----              ----

$         -     $      -  $    842,656   $         -   $   8,707   $      -  $    15,938,240   $   4,358,909
-----------     --------  ------------   -----------   ---------   --------  ---------------   -------------


      6,583            -       175,381         5,141       1,449          -       11,891,385       4,071,900
        758            -        19,069           553         166          -        1,343,388         466,991
          -            -             -             -           -          -        7,522,160       3,899,344
-----------     --------  ------------   -----------   ---------   --------  ---------------   -------------
     (7,341)           -       648,206        (5,694)      7,092          -       (4,818,693)     (4,079,326)
-----------     --------  ------------   -----------   ---------   --------  ---------------   -------------




     84,996            -       417,834             -      56,131          -      208,888,750       5,143,500
     87,612            -       444,050             -      66,351          -      211,580,296       5,113,736
-----------     --------  ------------   -----------   ---------   --------  ---------------   -------------

     (2,616)           -       (26,216)            -     (10,220)         -       (2,691,546)         29,764
-----------     --------  ------------   -----------   ---------   --------  ---------------   -------------


          -            -       316,059             -           -          -       79,125,754      16,160,307
    (61,759)           -    (1,521,315)      316,059     (50,899)         -      (37,305,110)     79,125,754
-----------     --------  ------------   -----------   ---------   --------  ---------------   -------------

    (61,759)           -    (1,837,374)      316,059     (50,899)         -     (116,430,864)     62,965,447
-----------     --------  ------------   -----------   ---------   --------  ---------------   -------------


    (71,716)           -    (1,215,384)      310,365     (54,027)         -     (123,941,103)     58,915,885
-----------     --------  ------------   -----------   ---------   --------  ---------------   -------------





  1,614,352            -    10,354,928     4,511,844     213,411          -      685,782,579     364,039,921
    208,037            -     4,036,564       187,438     120,135          -      328,129,675       9,418,433
        (74)           -        (1,911)            -          (8)         -         (122,842)        (33,161)
     (8,400)           -      (308,211)         (562)          -          -      (31,454,370)     (9,063,729)
    (65,793)           -      (496,192)       (6,450)    (54,831)         -     (243,086,079)     (6,682,386)
          -            -       (51,234)            -           -          -      (11,589,502)     (2,815,354)
-----------     --------  ------------   -----------   ---------   --------  ---------------   -------------


  1,748,122            -    13,533,944     4,692,270     278,707          -      727,659,461     354,863,724
-----------     --------  ------------   -----------   ---------   --------  ---------------   -------------

  1,676,406            -    12,318,560     5,002,635     224,680          -      603,718,358     413,779,609





          -            -     5,002,635             -           -          -      562,561,433     148,781,824
-----------     --------  ------------   -----------   ---------   --------  ---------------   -------------

$ 1,676,406     $      -  $ 17,321,195   $ 5,002,635   $ 224,680   $      -  $ 1,166,279,791   $ 562,561,433
===========     ========  ============   ===========   =========   ========  ===============   =============

7.  SCHEDULE OF ACCUMULATION UNITS FOR FUND BD IV
    FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999




                                                     CAPITAL APPRECIATION                                   PREMIER GROWTH
                                                             FUND            MONEY MARKET PORTFOLIO       PORTFOLIO - CLASS B
                                                    ----------------------  ------------------------   ------------------------
                                                       2000         1999       2000          1999         2000           1999
                                                       ----         ----       ----          ----         ----           ----

Accumulation units beginning of year .............            -          -    2,524,478      814,498     7,391,801            -
Accumulation units purchased and
  transferred from other Travelers accounts ......   16,667,800          -   16,146,321    4,352,276    48,954,410    7,452,180
Accumulation units redeemed and
  transferred to other Travelers accounts ........   (2,218,872)         -  (13,590,621)  (2,642,296)   (1,599,789)     (60,379)
                                                    -----------   --------  -----------   ----------   -----------   ----------
Accumulation units end of year ...................   14,448,928          -    5,080,178    2,524,478    54,746,422    7,391,801
                                                    ===========   ========  ===========   ==========   ===========   ==========


                                                      GLOBAL GROWTH FUND -                                   GROWTH-INCOME FUND -
                                                             CLASS 2            GROWTH FUND - CLASS 2              CLASS 2
                                                    ------------------------   ------------------------   ------------------------
                                                        2000         1999          2000         1999          2000          1999
                                                        ----         ----          ----         ----          ----          ----

Accumulation units beginning of year .............    1,832,132            -     5,304,473            -     3,869,763            -
Accumulation units purchased and
  transferred from other Travelers accounts ......   25,665,096    1,874,487    41,912,573    5,370,441    27,409,998    4,023,525
Accumulation units redeemed and
  transferred to other Travelers accounts ........   (1,112,992)     (42,355)   (1,498,777)     (65,968)   (1,967,386)    (153,762)
                                                    -----------   ----------   -----------   ----------   -----------   ----------
Accumulation units end of year ...................   26,384,236    1,832,132    45,718,269    5,304,473    29,312,375    3,869,763
                                                    ===========   ==========   ===========   ==========   ===========   ==========


                                                                               EAFE(R) EQUITY
                                                         REIT SERIES             INDEX FUND           SMALL CAP INDEX FUND
                                                     --------------------  -----------------------   -----------------------
                                                       2000       1999        2000         1999         2000          1999
                                                       ----       ----        ----         ----         ----          ----

Accumulation units beginning of year ..............         -           -   1,635,947      922,254    7,801,097    6,029,130
Accumulation units purchased and
  transferred from other Travelers accounts .......   213,832           -   1,145,308      965,706    2,626,189    2,685,180
Accumulation units redeemed and
  transferred to other Travelers accounts .........    (8,457)          -    (223,942)    (252,013)  (2,980,165)    (913,213)
                                                     --------   ---------  ----------   ----------   ----------   ----------
Accumulation units end of year ....................   205,375           -   2,557,313    1,635,947    7,447,121    7,801,097
                                                     ========   =========  ==========   ==========   ==========   ==========


                                                     DREYFUS APPRECIATION                             FRANKLIN SMALL CAP
                                                          PORTFOLIO         SMALL CAP PORTFOLIO         FUND - CLASS 2
                                                     --------------------  ----------------------  ------------------------
                                                       2000        1999       2000        1999         2000          1999
                                                       ----        ----       ----        ----         ----          ----

Accumulation units beginning of year ..............         -           -           -           -    1,795,623            -
Accumulation units purchased and
  transferred from other Travelers accounts .......   494,300           -   2,212,224           -   11,148,454    1,855,290
Accumulation units redeemed and
  transferred to other Travelers accounts .........   (43,362)          -     (22,319)          -     (783,685)     (59,667)
                                                     --------   ---------  ----------   ---------  -----------   ----------
Accumulation units end of year ....................   450,938           -   2,189,905           -   12,160,392    1,795,623
                                                     ========   =========  ==========   =========  ===========   ==========

7.  SCHEDULE OF ACCUMULATION UNITS FOR FUND BD IV
    FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999 (CONTINUED)



                                                TEMPLETON INTERNATIONAL      EQUITY INDEX PORTFOLIO -
                                                SECURITIES FUND - CLASS 2         CLASS I SHARES          APPRECIATION PORTFOLIO
                                                -------------------------   ---------------------------   -----------------------
                                                    2000         1999           2000           1999          2000         1999
                                                    ----         ----           ----           ----          ----         ----

Accumulation units beginning of year .........    1,386,292            -     328,231,418    112,132,187    1,440,770            -
Accumulation units purchased and
  transferred from other Travelers accounts ..   38,896,373    1,426,151     143,024,337    224,883,810    6,776,607    1,450,006
Accumulation units redeemed and
  transferred to other Travelers accounts ....  (30,178,777)     (39,859)    (27,537,559)    (8,784,579)    (544,043)      (9,236)
                                                -----------   ----------    ------------   ------------   ----------   ----------
Accumulation units end of year ...............   10,103,888    1,386,292     443,718,196    328,231,418    7,673,334    1,440,770
                                                ===========   ==========    ============   ============   ==========   ==========


                                                                                                    EQUITY INDEX
                                                 DIVERSIFIED STRATEGIC      TOTAL RETURN        PORTFOLIO - CLASS II
                                                   INCOME PORTFOLIO           PORTFOLIO                SHARES
                                                 ---------------------   -------------------  -----------------------
                                                    2000         1999       2000       1999        2000         1999
                                                    ----         ----       ----       ----        ----         ----

Accumulation units beginning of year ..........     471,316          -      222,543         -    1,970,097            -
Accumulation units purchased and
  transferred from other Travelers accounts ...   7,471,304    501,545    4,697,750   222,543   12,935,921    1,994,160
Accumulation units redeemed and
  transferred to other Travelers accounts .....    (526,590)   (30,229)    (105,352)        -     (420,804)     (24,063)
                                                 ----------   --------   ----------   -------  -----------   ----------
Accumulation units end of year ................   7,416,030    471,316    4,814,941   222,543   14,485,214    1,970,097
                                                 ==========   ========   ==========   =======  ===========   ==========


                                                    AGGRESSIVE GROWTH                               GLOBAL LIFE SCIENCES
                                                       PORTFOLIO -          BALANCED PORTFOLIO -         PORTFOLIO -
                                                      SERVICE SHARES           SERVICE SHARES          SERVICE SHARES
                                                  -----------------------  ----------------------  ----------------------
                                                    2000         1999        2000        1999        2000         1999
                                                    ----         ----        ----        ----        ----         ----

Accumulation units beginning of year ...........            -           -           -           -           -           -
Accumulation units purchased and
  transferred from other Travelers accounts ....   23,763,487           -   3,396,897           -   2,580,722           -
Accumulation units redeemed and
  transferred to other Travelers accounts ......   (7,627,860)          -    (178,395)          -     (35,635)          -
                                                  -----------   ---------  ----------   ---------  ----------   ---------
Accumulation units end of year .................   16,135,627           -   3,218,502           -   2,545,087           -
                                                  ===========   =========  ==========   =========  ==========   =========

                                                    GLOBAL TECHNOLOGY        WORLDWIDE GROWTH
                                                       PORTFOLIO -             PORTFOLIO -
                                                      SERVICE SHARES          SERVICE SHARES          CAPITAL FUND
                                                  ----------------------  ----------------------  --------------------
                                                     2000        1999        2000        1999        2000        1999
                                                     ----        ----        ----        ----        ----        ----

Accumulation units beginning of year ...........           -           -           -           -     186,701         -
Accumulation units purchased and
  transferred from other Travelers accounts ....   5,695,017           -   9,708,153           -   5,752,661   186,701
Accumulation units redeemed and
  transferred to other Travelers accounts ......    (262,616)          -    (162,049)          -    (118,615)        -
                                                  ----------   ---------  ----------   ---------  ----------   -------
Accumulation units end of year .................   5,432,401           -   9,546,104           -   5,820,747   186,701
                                                  ==========   =========  ==========   =========  ==========   =======

7.  SCHEDULE OF ACCUMULATION UNITS FOR FUND BD IV
    FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999 (CONTINUED)




                                                        INVESTORS FUND     SMALL CAP GROWTH FUND  EQUITY INCOME PORTFOLIO
                                                     --------------------  ---------------------  -----------------------
                                                        2000       1999       2000        1999       2000          1999
                                                        ----       ----       ----        ----       ----          ----

Accumulation units beginning of year ..............     392,195         -     390,724          -      755,691           -
Accumulation units purchased and
  transferred from other Travelers accounts .......   4,496,097   392,195   3,276,076    390,724   10,770,744     785,770
Accumulation units redeemed and
  transferred to other Travelers accounts .........    (398,103)        -     (82,934)         -   (2,893,800)    (30,079)
                                                     ----------   -------  ----------    -------  -----------    --------
Accumulation units end of year ....................   4,490,189   392,195   3,583,866    390,724    8,632,635     755,691
                                                     ==========   =======  ==========    =======  ===========    ========


                                                       FEDERATED HIGH      FEDERATED STOCK
                                                       YIELD PORTFOLIO        PORTFOLIO           LARGE CAP PORTFOLIO
                                                     -------------------  -------------------  ------------------------
                                                       2000       1999      2000       1999       2000          1999
                                                       ----       ----      ----       ----       ----          ----

Accumulation units beginning of year ..............         -          -         -          -    1,215,825            -
Accumulation units purchased and
  transferred from other Travelers accounts .......   327,684          -   216,245          -   10,008,113    1,238,576
Accumulation units redeemed and
  transferred to other Travelers accounts .........   (63,104)         -   (24,823)         -     (350,891)     (22,751)
                                                     --------   --------  --------   --------  -----------   ----------
Accumulation units end of year ....................   264,580          -   191,422          -   10,873,047    1,215,825
                                                     ========   ========  ========   ========  ===========   ==========


                                                      LAZARD INTERNATIONAL     MFS EMERGING GROWTH        MFS MID CAP GROWTH
                                                        STOCK PORTFOLIO             PORTFOLIO                  PORTFOLIO
                                                     ----------------------  ------------------------   ----------------------
                                                        2000        1999        2000          1999         2000        1999
                                                        ----        ----        ----          ----         ----        ----

Accumulation units beginning of year ..............           -           -    2,792,843            -            -           -
Accumulation units purchased and
  transferred from other Travelers accounts .......   1,367,022           -   21,835,545    2,824,586    3,391,823           -
Accumulation units redeemed and
  transferred to other Travelers accounts .........    (855,879)          -   (1,864,835)     (31,743)     (46,494)          -
                                                     ----------   ---------  -----------   ----------   ----------   ---------
Accumulation units end of year ....................     511,143           -   22,763,553    2,792,843    3,345,329           -
                                                     ==========   =========  ===========   ==========   ==========   =========


                                                                               STRATEGIC STOCK     CONVERTIBLE BOND
                                                     MFS RESEARCH PORTFOLIO       PORTFOLIO            PORTFOLIO
                                                     -----------------------  -----------------  ---------------------
                                                        2000         1999       2000      1999      2000        1999
                                                        ----         ----       ----      ----      ----        ----

Accumulation units beginning of year ..............     956,101           -     36,364        -           -          -
Accumulation units purchased and
  transferred from other Travelers accounts .......   8,390,768     967,441    251,666   36,364   1,781,874          -
Accumulation units redeemed and
  transferred to other Travelers accounts .........    (286,872)    (11,340)    (5,419)       -    (543,326)         -
                                                     ----------    --------   --------   ------  ----------   --------
Accumulation units end of year ....................   9,059,997     956,101    282,611   36,364   1,238,548          -
                                                     ==========    ========   ========   ======  ==========   ========

8.  SCHEDULE OF ACCUMULATION UNITS FOR FUND BD IV
    FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999 (CONTINUED)

                                                     DISCIPLINED MID CAP  DISCIPLINED SMALL CAP    TRAVELERS QUALITY
                                                       STOCK PORTFOLIO       STOCK PORTFOLIO         BOND PORTFOLIO
                                                     -------------------  ---------------------  ---------------------
                                                       2000      1999        2000        1999       2000        1999
                                                       ----      ----        ----        ----       ----        ----

Accumulation units beginning of year ..............         -          -     100,777          -           -          -
Accumulation units purchased and
  transferred from other Travelers accounts .......   690,184          -   1,874,057    100,777   5,287,328          -
Accumulation units redeemed and
  transferred to other Travelers accounts .........    (4,380)         -    (178,295)         -     (59,373)         -
                                                     --------   --------  ----------    -------  ----------   --------
Accumulation units end of year ....................   685,804          -   1,796,539    100,777   5,227,955          -
                                                     ========   ========  ==========    =======  ==========   ========


                                                        ALLIANCE GROWTH           MFS TOTAL RETURN       PUTNAM DIVERSIFIED
                                                            PORTFOLIO                 PORTFOLIO           INCOME PORTFOLIO
                                                     -----------------------   ----------------------   ---------------------
                                                         2000         1999          2000        1999        2000        1999
                                                         ----         ----          ----        ----        ----        ----

Accumulation units beginning of year ..............    3,816,688            -       651,427          -            -          -
Accumulation units purchased and
  transferred from other Travelers accounts .......   29,162,733    3,939,179    11,796,373    736,140    2,257,061          -
Accumulation units redeemed and
  transferred to other Travelers accounts .........   (2,328,191)    (122,491)     (511,499)   (84,713)  (2,016,496)         -
                                                     -----------   ----------   -----------   --------   ----------   --------
Accumulation units end of year ....................   30,651,230    3,816,688    11,936,301    651,427      240,565          -
                                                     ===========   ==========   ===========   ========   ==========   ========


                                                                                                             SMITH BARNEY
                                                     SMITH BARNEY AGGRESSIVE     SMITH BARNEY HIGH           INTERNATIONAL
                                                         GROWTH PORTFOLIO         INCOME PORTFOLIO          EQUITY PORTFOLIO
                                                     ------------------------   ---------------------   ------------------------
                                                         2000         1999         2000        1999        2000          1999
                                                         ----         ----         ----        ----        ----          ----

Accumulation units beginning of year ..............    3,109,570            -      654,032          -     1,401,168            -
Accumulation units purchased and
  transferred from other Travelers accounts .......   26,838,667    3,200,015    7,251,648    670,205    53,633,320    1,411,532
Accumulation units redeemed and
  transferred to other Travelers accounts .........     (952,068)     (90,445)  (2,269,225)   (16,173)  (41,404,113)     (10,364)
                                                     -----------   ----------   ----------   --------   -----------   ----------
Accumulation units end of year ....................   28,996,169    3,109,570    5,636,455    654,032    13,630,375    1,401,168
                                                     ===========   ==========   ==========   ========   ===========   ==========


                                                       SMITH BARNEY LARGE
                                                      CAPITALIZATION GROWTH     SMITH BARNEY LARGE CAP      SMITH BARNEY MID CAP
                                                            PORTFOLIO               VALUE PORTFOLIO               PORTFOLIO
                                                     ------------------------   ------------------------   ----------------------
                                                        2000          1999         2000         1999          2000         1999
                                                        ----          ----         ----         ----          ----         ----

Accumulation units beginning of year ..............    5,069,970            -     1,796,572            -    1,084,411           -
Accumulation units purchased and
  transferred from other Travelers accounts .......   29,820,359    5,106,011    10,513,808    1,832,098    8,899,175   1,084,411
Accumulation units redeemed and
  transferred to other Travelers accounts .........   (2,094,729)     (36,041)     (730,613)     (35,526)    (304,139)          -
                                                     -----------   ----------   -----------   ----------   ----------   ---------
Accumulation units end of year ....................   32,795,600    5,069,970    11,579,767    1,796,572    9,679,447   1,084,411
                                                     ===========   ==========   ===========   ==========   ==========   =========

8.  SCHEDULE OF ACCUMULATION UNITS FOR FUND BD IV
    FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999 (CONTINUED)



                                                     SMITH BARNEY MONEY MARKET     TRAVELERS MANAGED      VAN KAMPEN ENTERPRISE
                                                             PORTFOLIO             INCOME PORTFOLIO             PORTFOLIO
                                                     -------------------------   ---------------------   -----------------------
                                                         2000          1999         2000        1999        2000          1999
                                                         ----          ----         ----        ----        ----          ----

Accumulation units beginning of year ..............     6,835,791            -      541,016          -    1,051,276            -
Accumulation units purchased and
  transferred from other Travelers accounts .......   122,030,302    8,138,831    3,390,061    586,774    8,095,068    1,051,500
Accumulation units redeemed and
  transferred to other Travelers accounts .........  (102,331,494)  (1,303,040)    (148,429)   (45,758)    (624,108)        (224)
                                                     ------------   ----------   ----------   --------   ----------   ----------
Accumulation units end of year ....................    26,534,599    6,835,791    3,782,648    541,016    8,522,236    1,051,276
                                                     ============   ==========   ==========   ========   ==========   ==========


                                                                                CONTRAFUND(R) PORTFOLIO - CONTRAFUND(R) PORTFOLIO -
                                                    EMERGING GROWTH PORTFOLIO       SERVICE CLASS 2            SERVICE CLASS
                                                    -------------------------   ------------------------  ------------------------
                                                        2000          1999         2000          1999        2000           1999
                                                        ----          ----         ----          ----        ----           ----

Accumulation units beginning of year .............    6,235,528             -            -             -    4,396,115            -
Accumulation units purchased and
  transferred from other Travelers accounts ......   36,097,598     6,248,377    1,899,701             -   12,952,053    4,402,729
Accumulation units redeemed and
  transferred to other Travelers accounts ........   (8,419,586)      (12,849)     (81,696)            -     (781,375)      (6,614)
                                                    -----------    ----------   ----------     ---------  -----------   ----------
Accumulation units end of year ...................   33,913,540     6,235,528    1,818,005             -   16,566,793    4,396,115
                                                    ===========    ==========   ==========     =========  ===========   ==========


                                                       EMERGING MARKETS
                                                          PORTFOLIO                   COMBINED
                                                     --------------------  -----------------------------
                                                       2000       1999          2000            1999
                                                       ----       ----          ----            ----

Accumulation units beginning of year ..............         -           -     409,348,535    119,898,069
Accumulation units purchased and
  transferred from other Travelers accounts .......   372,112           -     898,270,999    304,388,236
Accumulation units redeemed and
  transferred to other Travelers accounts .........   (71,747)          -    (266,476,698)   (14,937,770)
                                                     --------   ---------  --------------   ------------
Accumulation units end of year ....................   300,365           -   1,041,142,836    409,348,535
                                                     ========   =========  ==============   ============

                          INDEPENDENT AUDITORS' REPORT



The Board of Directors of The Travelers Life and Annuity Company and
Owners of Variable Annuity Contracts of The Travelers Fund BD IV for Variable
Annuities:


We have audited the accompanying statement of assets and liabilities of The Travelers Fund BD IV for Variable Annuities (comprised of the sub-accounts listed in note 1) (collectively, "the Account") as of December 31, 2000, and the related statement of operations for the year then ended and the statements of changes in net assets for each of the years in the two-year period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of shares owned as of December 31, 2000, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2000, the results of its operations for the year then ended and the changes in its net assets for each of the years in the two-year period then ended, in conformity with accounting principles generally accepted in the United States of America.



                                /s/ KPMG LLP



Hartford, Connecticut
February 15, 2001

                       This page intentionally left blank

                       This page intentionally left blank

                       This page intentionally left blank

                              Independent Auditors
                                    KPMG LLP
                              Hartford, Connecticut







This report is prepared for the general information of contract owners and is not an offer of units of The Travelers Fund BD IV for Variable Annuities or shares of Fund BD IV's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectus for The Travelers Fund BD IV for Variable Annuities product(s) offered by The Travelers Life and Annuity Company and the Prospectuses of the underlying funds, which collectively contain all pertinent information, including the applicable sales commissions.










FNDBDIV (Annual) (12-00) Printed in U.S.A.

                          INDEPENDENT AUDITORS' REPORT


The Board of Directors and Shareholder
The Travelers Life and Annuity Company:


We have audited the accompanying balance sheets of The Travelers Life and Annuity Company as of December 31, 2000 and 1999, and the related statements of income, changes in retained earnings and accumulated other changes in equity from non-owner sources and cash flows for each of the years in the three-year period ended December 31, 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Life and Annuity Company as of December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States of America.




/s/ KPMG LLP
Hartford, Connecticut
January 16, 2001

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                              STATEMENTS OF INCOME
                                ($ in thousands)


FOR THE YEAR ENDED DECEMBER 31,                2000         1999          1998
                                             ---------    ---------    ---------

REVENUES
Premiums                                     $  33,941    $  25,270    $  23,677
Net investment income                          214,174      177,179      171,003
Realized investment gains (losses)              (7,396)      (4,973)      18,493
Fee income                                     127,378       63,722       27,392
Other revenues                                   9,625        4,072        1,494
                                             ---------    ---------    ---------
     Total Revenues                            377,722      265,270      242,059
                                             ---------    ---------    ---------

BENEFITS AND EXPENSES
Current and future insurance benefits           78,403       78,072       81,371
Interest credited to contractholders            77,579       56,216       51,535
Amortization of deferred acquisition costs      68,254       38,902       15,956
Operating expenses                              14,095       11,326        5,012
                                             ---------    ---------    ---------
     Total Benefits and Expenses               238,331      184,516      153,874
                                             ---------    ---------    ---------

Income before federal income taxes             139,391       80,754       88,185
                                             ---------    ---------    ---------

Federal income taxes
     Current                                    11,738       21,738       18,917
     Deferred                                   36,748        6,410       11,783
                                             ---------    ---------    ---------
     Total Federal Income Taxes                 48,486       28,148       30,700
                                             ---------    ---------    ---------

Net income                                   $  90,905    $  52,606    $  57,485
                                             =========    =========    =========









                       See Notes to Financial Statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                 BALANCE SHEETS
                                ($ in thousands)

DECEMBER 31,                                                                  2000          1999
                                                                           -----------   -----------

ASSETS
Fixed maturities, available for sale at fair value (including $49,465 at
      December 31, 2000 subject to securities lending agreements)          $ 2,297,141   $ 1,713,948
Equity securities, at fair value                                                22,551        33,169
Mortgage loans                                                                 132,768       155,719
Short-term securities                                                          247,377        81,119
Other invested assets                                                          222,325       190,622
                                                                           -----------   -----------
      Total Investments                                                      2,922,162     2,174,577
                                                                           -----------   -----------

Separate accounts                                                            6,802,985     4,795,165
Deferred acquisition costs                                                     579,567       350,088
Deferred federal income taxes                                                   11,296        74,478
Premium balances receivable                                                     26,184        22,420
Other assets                                                                   153,423        84,605
                                                                           -----------   -----------
     Total Assets                                                          $10,495,617   $ 7,501,333
                                                                           -----------   -----------

LIABILITIES
Future policy benefits and claims                                          $   989,576   $ 1,007,776
Contractholder funds                                                         1,631,611     1,117,819
Separate accounts                                                            6,802,985     4,795,165
Other liabilities                                                              211,441       114,408
                                                                           -----------   -----------
     Total Liabilities                                                       9,635,613     7,035,168
                                                                           -----------   -----------

SHAREHOLDER'S EQUITY
Common stock, par value $100; 100,000 shares authorized,
   30,000 issued and outstanding                                                 3,000         3,000
Additional paid-in capital                                                     417,316       167,316
Retained earnings                                                              426,066       335,161
Accumulated other changes in equity from non-owner sources                      13,622       (39,312)
                                                                           -----------   -----------
     Total Shareholder's Equity                                                860,004       466,165
                                                                           -----------   -----------

     Total Liabilities and Shareholder's Equity                            $10,495,617   $ 7,501,333
                                                                           ===========   ===========








                       See Notes to Financial Statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
           STATEMENTS OF CHANGES IN RETAINED EARNINGS AND ACCUMULATED
                 OTHER CHANGES IN EQUITY FROM NON-OWNER SOURCES
                                ($ in thousands)


STATEMENTS OF CHANGES IN RETAINED EARNINGS     2000         1999         1998
                                             ---------    ---------    ---------

Balance, beginning of year                   $ 335,161    $ 282,555    $ 225,070
Net income                                      90,905       52,606       57,485
                                             ---------    ---------    ---------
Balance, end of year                         $ 426,066    $ 335,161    $ 282,555
                                             =========    =========    =========

STATEMENTS OF ACCUMULATED OTHER CHANGES
IN EQUITY FROM NON-OWNER SOURCES

Balance, beginning of year                   $ (39,312)   $  87,889    $  70,277
Unrealized gains (losses), net of tax           52,934     (127,201)      17,612
                                             ---------    ---------    ---------
Balance, end of year                         $  13,622    $ (39,312)   $  87,889
                                             =========    =========    =========

SUMMARY OF CHANGES IN EQUITY
FROM NON-OWNER SOURCES

Net Income                                   $  90,905    $  52,606    $  57,485
Other changes in equity from
     non-owner sources                          52,934     (127,201)      17,612
                                             ---------    ---------    ---------
Total changes in equity from
     non-owner sources                       $ 143,839    $ (74,595)   $  75,097
                                             =========    =========    =========







                       See Notes to Financial Statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                            STATEMENTS OF CASH FLOWS
                           INCREASE (DECREASE) IN CASH
                                ($ in thousands)


FOR THE YEARS ENDED DECEMBER 31,                                2000           1999           1998
                                                            -----------    -----------    -----------

CASH FLOWS FROM OPERATING ACTIVITIES
     Premiums collected                                     $    33,609    $    24,804    $    22,300
     Net investment income received                             186,362        150,107        146,158
     Benefits and claims paid                                   (96,890)       (94,503)       (90,872)
     Interest credited to contractholders                       (77,579)       (50,219)       (51,535)
     Operating expenses paid                                   (325,180)      (235,166)      (122,327)
     Income taxes paid                                          (38,548)       (29,369)       (25,214)
     Other, including fee income                                176,822         46,028         46,099
                                                            -----------    -----------    -----------
         Net Cash Used in Operating Activities                 (141,404)      (188,318)       (75,391)
                                                            -----------    -----------    -----------

CASH FLOWS FROM INVESTING ACTIVITIES
     Proceeds from maturities of investments
         Fixed maturities                                       220,841        213,402        113,456
         Mortgage loans                                          28,477         28,002         25,462
     Proceeds from sales of investments
         Fixed maturities                                       843,856        774,096      1,095,976
         Equity securities                                       30,772          5,146          6,020
         Mortgage loans                                          15,260           --             --
         Real estate held for sale                                2,115           --             --
     Purchases of investments
         Fixed maturities                                    (1,564,237)    (1,025,110)    (1,320,704)
         Equity securities                                      (20,361)       (12,524)       (13,653)
         Mortgage loans                                         (17,016)        (8,520)       (39,158)
     Policy loans, net                                           (2,675)        (5,316)        (2,010)
     Short-term securities (purchases) sales, net              (166,259)        45,057         43,054
     Other investments (purchases) sales, net                       327        (44,621)         1,110
     Securities transactions in course of settlement, net        21,372         (7,033)        36,459
                                                            -----------    -----------    -----------
         Net Cash Used in Investing Activities                 (607,528)       (37,421)       (53,988)
                                                            -----------    -----------    -----------

CASH FLOWS FROM FINANCING ACTIVITIES
     Contractholder fund deposits                               629,138        308,953        211,476
     Contractholder fund withdrawals                           (115,289)       (83,817)       (83,036)
     Contribution from parent company                           250,000           --             --
                                                            -----------    -----------    -----------
         Net Cash Provided by Financing Activities              763,849        225,136        128,440
                                                            -----------    -----------    -----------
Net increase (decrease) in cash                                  14,917           (603)          (939)
Cash at beginning of period                                          21            624            315
                                                            -----------    -----------    -----------
Cash at December 31,                                        $    14,938    $        21    $       624
                                                            ===========    ===========    ===========





                       See Notes to Financial Statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS


1.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Significant accounting policies used in the preparation of the accompanying financial statements follow.

     BASIS OF PRESENTATION

     The Travelers Life and Annuity Company (the Company) is a wholly owned subsidiary of The Travelers Insurance Company (TIC), an indirect wholly owned subsidiary of Citigroup Inc. (Citigroup). The financial statements and accompanying footnotes of the Company are prepared in conformity with accounting principles generally accepted in the United States of America
     (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and benefits and expenses during the reporting period. Actual results could differ from those estimates.

     The Company offers a variety of variable annuity products where the investment risk is borne by the contractholder, not the Company, and the benefits are not guaranteed. The premiums and deposits related to these products are reported in separate accounts. The Company considers it necessary to differentiate, for financial statement purposes, the results of the risks it has assumed from those it has not.

     Certain prior year amounts have been reclassified to conform to the 2000 presentation.

     ACCOUNTING CHANGES

     ACCOUNTING FOR TRANSFERS AND SERVICING OF FINANCIAL ASSETS AND EXTINGUISHMENTS OF LIABILITIES

     In September 2000, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, a replacement of FASB Statement No. 125" (FAS 140). Provisions of FAS 140 primarily relating to transfers of financial assets and securitizations that differ from provisions of FAS 125 are effective for transfers taking place after March 31, 2001. Special purpose entities
     (SPEs) used in securitizations that are currently qualifying SPEs under FAS 125 will continue to be treated as qualifying SPEs so long as they issue no new beneficial interests and accept no new asset transfers after March 31, 2001, other than transfers committed to prior to that date. Under FAS 140 qualifying SPEs are not consolidated by the transferor. It is not expected that there will be a significant effect on the Company's results of operations, financial condition or liquidity relating to a change in consolidation status for existing qualifying SPEs under FAS 140. FAS 140 also amends the accounting for collateral and requires new disclosures for collateral, securitizations, and retained interests in securitizations. These provisions are effective for financial statements for fiscal years ending after December 15, 2000. The accounting for collateral, as amended, requires (a) certain assets pledged as collateral to be separately reported in the consolidated balance sheet from assets not so encumbered and (b) disclosure of assets pledged as collateral that have not been reclassified and separately reported. The change in accounting for collateral did not have a significant effect on results of the Company's operations, financial condition or liquidity. See Note 2.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     ACCOUNTING FOR THE COSTS OF COMPUTER SOFTWARE DEVELOPED OR OBTAINED FOR INTERNAL USE

     During the third quarter of 1998, the Company adopted the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants' (AcSEC) Statement of Position 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use" (SOP 98-1). SOP 98-1 provides guidance on accounting for the costs of computer software developed or obtained for internal use and for determining when specific costs should be capitalized or expensed. The adoption of SOP 98-1 had no impact on the Company's financial condition, statement of operations or liquidity.

     ACCOUNTING POLICIES

     INVESTMENTS

     Fixed maturities include bonds, notes and redeemable preferred stocks. Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes or, if these are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment. Also included in fixed maturities are loan-backed and structured securities, which are amortized using the retrospective method. The effective yield used to determine amortization is calculated based upon actual historical and projected future cash flows, which are obtained from a widely accepted securities data provider. Fixed maturities are classified as "available for sale" and are reported at fair value, with unrealized investment gains and losses, net of income taxes, charged or credited directly to shareholder's equity.

     Equity securities, which include common and non-redeemable preferred stocks, are classified as "available for sale" and are carried at fair value based primarily on quoted market prices. Changes in fair values of equity securities are charged or credited directly to shareholder's equity, net of income taxes.

     Mortgage loans are carried at amortized cost. A mortgage loan is considered impaired when it is probable that the Company will be unable to collect principal and interest amounts due. For mortgage loans that are determined to be impaired, a reserve is established for the difference between the amortized cost and fair market value of the underlying collateral. In estimating fair value, the Company uses interest rates reflecting the current real estate financing market. Impaired loans were insignificant at December 31, 2000 and 1999.

     Short-term securities, consisting primarily of money market instruments and other debt issues purchased with a maturity of less than one year, are carried at amortized cost, which approximates market.

     Other invested assets include partnership investments and real estate joint ventures accounted for on the equity method of accounting. All changes in equity of these investments are recorded in net investment income. Also included in other invested assets are policy loans which are carried at the amount of the unpaid balances that are not in excess of the net cash surrender values of the related insurance policies. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

     Accrual of investment income, included in other assets, is suspended on fixed maturities or mortgage loans that are in default, or on which it is likely that future payments will not be made as scheduled. Interest income on investments in default is recognized only as payment is received.

     DERIVATIVE FINANCIAL INSTRUMENTS

     The Company uses derivative financial instruments, including financial futures, options, forward contracts and interest rate swaps, as a means of hedging exposure to foreign currency, equity price changes and/or interest rate risk on anticipated transactions or existing assets and liabilities. Hedge accounting is generally used to account for derivatives. To qualify for hedge accounting the changes in value of the derivative must be expected to substantially offset the changes in value of the hedged item. Hedges are monitored to ensure that there is a high correlation between the derivative instruments and the hedged investment. Derivatives that do not qualify for hedge accounting are marked to market with the changes in market value reflected in realized investment gains (losses).

     Gains and losses arising from financial futures contracts are used to adjust the basis of hedged investments and are recognized in net investment income over the life of the investment.

     Payments to be received or made under interest rate swaps are accrued and recognized in net investment income. Swaps hedging investments are carried at fair value with unrealized gains and losses, net of taxes, charged or credited directly to shareholder's equity.

     Gains and losses arising from equity index options are marked to market with changes in market value reflected in realized investment gains (losses).

     Forward contracts, equity swaps and interest rate options were not significant at December 31, 2000 and 1999. Information concerning derivative financial instruments is included in Note 8.

     INVESTMENT GAINS AND LOSSES

     Realized investment gains and losses are included as a component of pre-tax revenues based upon specific identification of the investments sold on the trade date. Also included are gains and losses arising from the remeasurement of the local currency value of foreign investments to U.S. dollars, the functional currency of the Company.

     SEPARATE ACCOUNTS

     The Company has separate account assets and liabilities representing funds for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholders. Each of these accounts have specific investment objectives. The assets and liabilities of these accounts are carried at fair value, and amounts assessed to the contractholders for management services are included in fee income. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     DEFERRED ACQUISITION COSTS

     Costs of acquiring individual life insurance and annuity business, principally commissions and certain expenses related to policy issuance, underwriting and marketing, all of which vary with and are primarily related to the production of new business, are deferred. Acquisition costs relating to traditional life insurance are amortized in relation to anticipated premiums; universal life in relation to estimated gross profits; and annuity contracts employing a level yield method. A 15 to 20-year amortization period is used for life insurance, and a seven to 20-year period is employed for annuities. Deferred acquisition costs are reviewed periodically for recoverability to determine if any adjustment is required. Adjustments, if any, are charged to income.

     VALUE OF INSURANCE IN FORCE

     The value of insurance in force is an asset recorded at the time of acquisition of an insurance company. It represents the actuarially determined present value of anticipated profits to be realized from annuity contracts at the date of acquisition using the same assumptions that were used for computing related liabilities, where appropriate. The value of insurance in force was the actuarially determined present value of the projected future profits discounted at an interest rate of 16% for the annuity business acquired. The annuity contracts are amortized employing a level yield method. The value of insurance in force, which is included in other assets, is reviewed periodically for recoverability to determine if any adjustment is required. Adjustments, if any, are charged to income.

     FUTURE POLICY BENEFITS

     Benefit reserves represent liabilities for future insurance policy benefits. Benefit reserves for life insurance and annuity policies have been computed based upon mortality, morbidity, persistency and interest assumptions applicable to these coverages, which range from 3.0% to 7.8%, including a provision for adverse deviation. These assumptions consider Company experience and industry standards. The assumptions vary by plan, age at issue, year of issue and duration.

     CONTRACTHOLDER FUNDS

     Contractholder funds represent receipts from the issuance of universal life, certain individual annuity contracts, and structured settlement contracts. Contractholder fund balances are increased by such receipts and credited interest and reduced by withdrawals, mortality charges and administrative expenses charged to the contractholders. Interest rates credited to contractholder funds range from 3.5% to 10.0%.

     OTHER LIABILITIES

     Included in Other Liabilities is the Company's estimate of its liability for guaranty fund and other insurance-related assessments. State guaranty fund assessments are based upon the Company's share of premium written or received in one or more years prior to an insolvency occurring in the industry. Once an insolvency has occurred, the Company recognizes a liability for such assessments if it is probable that an assessment will be imposed and the amount of the assessment can be reasonably estimated. At December 31, 2000 and 1999, the Company's liability for guaranty fund assessments was not significant.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     PERMITTED STATUTORY ACCOUNTING PRACTICES

     The Company, domiciled in the State of Connecticut, prepares statutory financial statements in accordance with the accounting practices prescribed or permitted by the State of Connecticut Insurance Department. Prescribed statutory accounting practices include certain publications of the National Association of Insurance Commissioners (NAIC) as well as state laws, regulations, and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The impact of presently permitted accounting practices on the statutory surplus of the Company is not material.

     The NAIC recently completed a process intended to codify statutory accounting practices for certain insurance enterprises. As a result of this process, the NAIC issued a revised statutory Accounting Practices and Procedures Manual - version effective January 1, 2001 (the revised Manual) that will be effective for years beginning January 1, 2001. The State of Connecticut will require that, effective January 1, 2001, insurance companies domiciled in Connecticut prepare their statutory basis financial statements in accordance with the revised Manual subject to any deviations prescribed or permitted by the Connecticut insurance commissioner. Other states have addressed compliance with the revised Manual in a similar manner. The Company has estimated that the impact of this change on its statutory capital and surplus will not be significant.

     PREMIUMS

     Premiums are recognized as revenues when due. Reserves are established for the portion of premiums that will be earned in future periods.

     FEE INCOME

     Fee income includes mortality, administrative and equity protection charges, and management fees earned on the Universal Life and Deferred Annuity separate account businesses.

     OTHER REVENUES

     Other revenues include surrender, penalties and other charges.

     FEDERAL INCOME TAXES

     The provision for federal income taxes comprises two components, current income taxes and deferred income taxes. Deferred federal income taxes arise from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     FUTURE APPLICATION OF ACCOUNTING STANDARDS

     In June 1998, the FASB issued Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" (FAS 133). In June 1999, the FASB issued Statement of Financial Standards No. 137, "Deferral of the Effective Date of FASB Statement No. 133" (FAS
     137), which allows entities that have not yet adopted FAS 133 to defer its effective date to all fiscal quarters of all fiscal years beginning after June 15, 2000. In June 2000, the FASB issued Statement of Financial Accounting Standards No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities, an amendment of FASB Statement No. 133," which amends the accounting and reporting standards of FAS 133. FAS 133 establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts (collectively referred to as derivatives), and for hedging activities. It requires that an entity recognize all derivatives as either assets or liabilities in the consolidated balance sheet and measure those instruments at fair value. If certain conditions are met, a derivative may be specifically designated as (a) a hedge of the exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment, (b) a hedge of the exposure to variable cash flows of a recognized asset or liability or of a forecasted transaction, or (c) a hedge of the foreign currency exposure of a net investment in a foreign operation, an unrecognized firm commitment, an available-for-sale security, or a foreign-currency-denominated forecasted transaction. The accounting for changes in the fair value of a derivative (that is, gains and losses) depends on the intended use of the derivative and the resulting designation. Upon initial application of FAS 133, hedging relationships must be designated anew and documented pursuant to the provisions of this statement. The Company adopted the deferral provisions of FAS 137, effective January 1, 2000. The Company will adopt FAS 133, as amended, as of January 1, 2001.

     The Company has determined that the cumulative effect of FAS 133, as amended, will not be significant. The Company does, however, anticipate a significant and continuing increase in the complexity of the accounting and the recordkeeping requirements for hedging activities and for insurance-related contracts and may make changes to its risk management strategies. The Company does not expect that FAS 133, as amended, will have a significant impact on its results of operations, financial condition or liquidity in future periods.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


2.   INVESTMENTS

     FIXED MATURITIES

     The amortized cost and fair values of investments in fixed maturities were as follows:

                                                                            GROSS          GROSS
       DECEMBER 31, 2000                                   AMORTIZED      UNREALIZED      UNREALIZED       FAIR
       ($ in thousands)                                       COST          GAINS          LOSSES         VALUE
       -----------------                                   ---------      ----------      ----------      -----

       AVAILABLE FOR SALE:
            Mortgage-backed securities - CMOs and
            pass-through securities                        $  219,851     $    7,369     $    1,767     $  225,453
            U.S. Treasury securities and obligations
            of U.S. Government and government agencies
            and authorities                                   112,021         12,200            286        123,935
            Obligations of states and political
            subdivisions                                       30,583          2,698            329         32,952
            Debt securities issued by foreign
            governments                                        50,624          1,149            939         50,834
            All other corporate bonds                       1,403,462         33,805         26,904      1,410,363
            All other debt securities                         442,390         10,734          7,837        445,287
            Redeemable preferred stock                          9,007            853          1,543          8,317
                                                           ----------     ----------     ----------     ----------
                Total Available For Sale                   $2,267,938     $   68,808     $   39,605     $2,297,141
                                                           ----------     ----------     ----------     ----------


                                                                            GROSS           GROSS
       DECEMBER 31, 1999                                   AMORTIZED      UNREALIZED      UNREALIZED       FAIR
       ($ in thousands)                                      COST           GAINS           LOSSES        VALUE
       -----------------                                   ---------      ----------      ----------      -----

       AVAILABLE FOR SALE:
            Mortgage-backed securities - CMOs and
            pass-through securities                        $  211,864     $    2,103     $    7,818     $  206,149
            U.S. Treasury securities and obligations
            of U.S. Government and government agencies
            and authorities                                   116,082          2,613          3,704        114,991
            Obligations of states and political
            subdivisions                                       29,801              7          3,312         26,496
            Debt securities issued by foreign
            governments                                        44,159          2,813            198         46,774
            All other corporate bonds                       1,059,552          6,592         42,458      1,023,686
            All other debt securities                         297,911          5,065         10,353        292,623
            Redeemable preferred stock                          3,654             41            466          3,229
                                                           ----------     ----------     ----------     ----------
                Total Available For Sale                   $1,763,023     $   19,234     $   68,309     $1,713,948
                                                           ----------     ----------     ----------     ----------


     Proceeds from sales of fixed maturities classified as available for sale were $844 million, $774 million and $1.1 billion in 2000, 1999 and 1998, respectively. Gross gains of $22.4 million, $24.6

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     million and $32.6 million and gross losses of $34.1 million, $22.0 million and $17.0 million in 2000, 1999 and 1998, respectively were realized on those sales.

     Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes or, if these are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment. The fair value of investments for which a quoted market price or dealer quote is not available amounted to $530.2 million and $486.2 million at December 31, 2000 and 1999, respectively.

     The amortized cost and fair value of fixed maturities available for sale at December 31, 2000, by contractual maturity, are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                 AMORTIZED         FAIR
       ($ in thousands)                             COST          VALUE
                                                 ----------     ----------

       MATURITY:
          Due in one year or less                $   51,478     $   51,005
          Due after 1 year through 5 years          638,112        646,327
          Due after 5 years through 10 years        675,953        679,957
          Due after 10 years                        682,544        694,399
                                                 ----------     ----------
                                                  2,048,087      2,071,688
                                                 ----------     ----------

          Mortgage-backed securities                219,851        225,453
                                                 ----------     ----------
              Total Maturity                     $2,267,938     $2,297,141
                                                 ----------     ----------

     The Company makes significant investments in collateralized mortgage obligations (CMOs). CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S. Treasury securities. The Company's investment strategy is to purchase CMO tranches, which are protected against prepayment risk, including planned amortization class (PAC) tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The Company does invest in other types of CMO tranches if an assessment indicates a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

     At December 31, 2000 and 1999, the Company held CMOs with a fair value of $189.4 million and $167.7 million, respectively. The Company's CMO holdings were 55.4% and 65.9% collateralized by GNMA, FNMA or FHLMC securities at December 31, 2000 and 1999, respectively.

     The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. The Company generally receives cash collateral from the borrower, equal to at least the market value of the loaned securities plus accrued interest, and

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

     reinvests in a short-term investment pool. See Note 10. The loaned securities remain a recorded asset of the Company, however, the Company records a liability for the amount of the collateral held, representing its obligation to return the collateral related to these loaned securities, and reports that liability as part of other liabilities in the consolidated balance sheet. At December 31, 2000 and 1999, the Company held collateral of $50.7 million and $38.2 million, respectively.

     EQUITY SECURITIES

     The cost and fair values of investments in equity securities were as follows:

                                                             GROSS       GROSS
        EQUITY SECURITIES:                                UNREALIZED   UNREALIZED      FAIR
        ($ in thousands)                        COST         GAINS       LOSSES        VALUE
                                               -------      -------      -------      -------

       DECEMBER 31, 2000
          Common stocks                        $ 2,861      $    29      $   845      $ 2,045
          Non-redeemable preferred stocks       21,150          480        1,124       20,506
                                               -------      -------      -------      -------
              Total Equity Securities          $24,011      $   509      $ 1,969      $22,551
                                               -------      -------      -------      -------

       DECEMBER 31, 1999
          Common stocks                        $ 4,966      $   730      $   256      $ 5,440
          Non-redeemable preferred stocks       29,407          533        2,211       27,729
                                               -------      -------      -------      -------
              Total Equity Securities          $34,373      $ 1,263      $ 2,467      $33,169
                                               -------      -------      -------      -------

     Proceeds from sales of equity securities were $30.8 million, $5.1 million and $6.0 million in 2000, 1999 and 1998, respectively. Gross gains of $3.3 million, $1.5 million and $2.6 million and gross losses of $.3 million, $.3 million and $.8 million were realized on those sales during 2000, 1999 and 1998, respectively.

     MORTGAGE LOANS

     Underperforming assets include delinquent mortgage loans over 90 days past due, loans in the process of foreclosure and loans modified at interest rates below market.

     At December 31, 2000 and 1999, the Company's mortgage loan portfolios consisted of the following:

            ($ in thousands)                        2000          1999
                                                --------      --------
            Current Mortgage Loans              $132,768      $151,814
            Underperforming Mortgage Loans          --           3,905
                                                --------      --------
                 Total                          $132,768      $155,719
                                                --------      --------

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     Aggregate annual maturities on mortgage loans at December 31, 2000 are as follows:

       ($ in thousands)

       2001                       $ 17,550
       2002                          8,990
       2003                          5,089
       2004                          8,475
       2005                          6,277
       Thereafter                   86,387
                                  --------
           Total                  $132,768
                                  ========


     CONCENTRATIONS

     Significant individual investment concentrations included $52.8 million and $63.2 million in the Tishman Speyer Joint Venture at December 31, 2000 and 1999, respectively.

     The Company participates in a short-term investment pool maintained by an affiliate. See Note 10.

     Included in fixed maturities are below investment grade assets totaling $143.8 million and $141.4 million at December 31, 2000 and 1999, respectively. The Company defines its below investment grade assets as those securities rated "Ba1" or below by external rating agencies, or the equivalent by internal analysts when a public rating does not exist. Such assets include publicly traded below investment grade bonds and certain other privately issued bonds and notes that are classified as below investment grade.

     The Company's industry concentrations of investments, primarily fixed maturities, at fair value were as follows:

       ($ in thousands)               2000              1999
                                    --------          --------
       Banking                      $222,984          $152,848
       Finance                       204,994           103,385
                                    --------          --------

     The Company held investments in foreign banks in the amount of $139 million and $125 million at December 31, 2000 and 1999, respectively, which are included in the table above.

     Below investment grade assets included in the preceding table were not significant.

     Mortgage loan investments are relatively evenly disbursed throughout the United States, with no significant holdings in any one state or property type.

     The Company monitors creditworthiness of counterparties to all financial instruments by using controls that include credit approvals, limits and other monitoring procedures. Collateral for fixed maturities often includes pledges of assets, including stock and other assets, guarantees and letters of credit. The Company's underwriting standards with respect to new mortgage loans generally require loan to value ratios of 75% or less at the time of mortgage origination.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     NON-INCOME PRODUCING INVESTMENTS

     Investments included in the December 31, 2000 and 1999 balance sheets that were non-income producing were insignificant.

     RESTRUCTURED INVESTMENTS

     Mortgage loan and debt securities which were restructured at below market terms at December 31, 2000 and 1999 were insignificant. The new terms of restructured investments typically defer a portion of contract interest payments to varying future periods. The accrual of interest is suspended on all restructured assets, and interest income is reported only as payment is received. Gross interest income on restructured assets that would have been recorded in accordance with the original terms of such assets was insignificant. Interest on these assets, included in net investment income, was insignificant.

     NET INVESTMENT INCOME

       FOR THE YEAR ENDED DECEMBER 31,
       ($ in thousands)                                2000          1999          1998
                                                     --------      --------      --------

       GROSS INVESTMENT INCOME
           Fixed maturities                          $163,091      $136,039      $130,825
           Joint ventures and partnerships             34,574        22,175        22,107
           Mortgage loans                              14,776        16,126        15,969
           Other                                        4,398         4,417         3,322
                                                     --------      --------      --------
              Total Gross Investment Income           216,839       178,757       172,223
                                                     --------      --------      --------
       Investment expenses                              2,665         1,578         1,220
                                                     --------      --------      --------
       Net investment income                         $214,174      $177,179      $171,003
                                                     --------      --------      --------

     REALIZED AND UNREALIZED INVESTMENT GAINS (LOSSES)

     Net realized investment gains (losses) for the periods were as follows:

       FOR THE YEAR ENDED DECEMBER 31,
       ($ in thousands)                                        2000           1999           1998
                                                             --------       --------       --------

       REALIZED
            Fixed maturities                                 $(11,742)      $  2,657       $ 15,620
            Joint ventures and partnerships                    (1,909)       (10,450)           529
            Mortgage Loans                                      3,825            602            623
            Other                                               2,430          2,218          1,721
                                                             --------       --------       --------
               Total Realized Investment Gains (Losses)      $ (7,396)      $ (4,973)      $ 18,493
                                                             --------       --------       --------

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     Changes in net unrealized investment gains (losses) that are included as accumulated other changes in equity from non-owner sources in shareholder's equity were as follows:

       FOR THE YEAR ENDED DECEMBER 31,
       ($ in thousands)                                         2000            1999            1998
                                                              ---------       ---------       ---------

       UNREALIZED
          Fixed maturities                                    $  78,278       $(180,409)      $  24,336
          Other                                                   3,159         (15,285)          2,760
                                                              ---------       ---------       ---------
              Total unrealized investment gains (losses)         81,437        (195,694)         27,096
          Related taxes                                          28,503         (68,493)          9,484
                                                              ---------       ---------       ---------
          Change in unrealized investment gains (losses)         52,934        (127,201)         17,612
          Balance beginning of year                             (39,312)         87,889          70,277
                                                              ---------       ---------       ---------
              Balance End of Year                             $  13,622       $ (39,312)      $  87,889
                                                              ---------       ---------       ---------


3.   REINSURANCE

     The Company participates in reinsurance in order to limit losses, minimize exposure to large risks, provide additional capacity for future growth and to effect business-sharing arrangements. Reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term coinsurance and modified coinsurance. The Company remains primarily liable as the direct insurer on all risks reinsured.

     Total in-force business ceded under reinsurance contracts is $17.4 billion and $12.8 billion at December 31, 2000 and 1999, including $28.9 million and $62.8 million, respectively to TIC. Total life insurance premiums ceded were $8.9 million, $6.5 million and $4.2 million in 2000, 1999 and 1998, respectively. Ceded premiums paid to TIC were immaterial for these same periods.

4.   DEPOSIT FUNDS AND RESERVES

     At December 31, 2000 and 1999, the Company had $2.6 billion and $2.1 billion of life and annuity deposit funds and reserves, respectively. Of that total, $1.4 billion and $1.4 billion, respectively, were not subject to discretionary withdrawal based on contract terms. The remaining amounts were life and annuity products that were subject to discretionary withdrawal by the contractholders. Included in the amount that is subject to discretionary withdrawal were $.9 billion and $.5 billion of liabilities that are surrenderable with market value adjustments. The remaining $.3 billion and $.2 billion of life insurance and individual annuity liabilities are subject to discretionary withdrawals with an average surrender charge of 5.4% and 4.9%, respectively. The life insurance risks would have to be underwritten again if transferred to another carrier, which is considered a significant deterrent for long-term policyholders. Insurance liabilities that are surrendered or withdrawn from the Company are reduced by outstanding policy loans and related accrued interest prior to payout.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

5.   FEDERAL INCOME TAXES

     The net deferred tax assets at December 31, 2000 and 1999 were comprised of the tax effects of temporary differences related to the following assets and liabilities:

       ($ in thousands)                                                      2000            1999
                                                                          ---------       ---------
       Deferred Tax Assets:
          Benefit, reinsurance and other reserves                         $ 192,772       $ 161,629
          Investments, net                                                        0          14,270
          Other                                                               2,510           2,394
                                                                          ---------       ---------
              Total                                                         195,282         178,293
                                                                          ---------       ---------

       Deferred Tax Liabilities:
          Investments, net                                                  (16,956)           --
          Deferred acquisition costs and value of insurance in force       (165,671)       (100,537)
          Other                                                              (1,359)         (1,208)
                                                                          ---------       ---------
              Total                                                        (183,986)       (101,745)
                                                                          ---------       ---------

       Net Deferred Tax Asset Before Valuation Allowance                     11,296          76,548
       Valuation Allowance for Deferred Tax Assets                                0          (2,070)
                                                                          ---------       ---------

       Net Deferred Tax Asset After Valuation Allowance                   $  11,296       $  74,478
                                                                          ---------       ---------


     TIC and its life insurance subsidiaries, including the Company, file a consolidated federal income tax return. Federal income taxes are allocated to each member on a separate return basis adjusted for credits and other amounts required by the consolidation process. Any resulting liability has been, and will be, paid currently to TIC. Any credits for losses have been, and will be, paid by TIC to the extent that such credits are for tax benefits that have been utilized in the consolidated federal income tax return.

     The elimination of the valuation allowance for deferred tax assets in 2000 resulted from an analysis of the availability of capital gains to offset capital losses. In management's opinion, there will be adequate capital gains to make realization of existing capital losses more likely than not. The reduction in the valuation allowance was recognized by reducing goodwill.

     In management's judgment, the $11.3 million net deferred tax asset as of December 31, 2000, is fully recoverable against expected future years' taxable ordinary income and capital gains. At December 31, 2000, the Company had no ordinary or capital loss carryforwards.

     The policyholders surplus account, which arose under prior tax law, is generally that portion of the gain from operations that has not been subjected to tax, plus certain deductions. The balance of this account is approximately $2.1 million. Income taxes are not provided for on this amount because under current U.S. tax rules such taxes will become payable only to the extent such amounts are distributed as a dividend or exceed limits prescribed by federal law. Distributions are not contemplated from this account. At current rates the maximum amount of such tax would be approximately $700 thousand.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

6.   SHAREHOLDER'S EQUITY

     SHAREHOLDER'S EQUITY AND DIVIDEND AVAILABILITY

     The Company's statutory net loss was $(66.2) million, $(23.4) million and $(3.2) million for the years ended December 31, 2000, 1999 and 1998, respectively.

     Statutory capital and surplus was $476 million and $294 million at December 31, 2000 and 1999, respectively.

     Effective January 1, 2001, the Company will prepare its statutory basis financial statements in accordance with the revised Manual subject to any deviations prescribed or permitted by its domicilary insurance commissioners (see Note 1, Summary of Significant Accounting Policies, Permitted Statutory Accounting Practices). The Company has estimated that the impact of this change on statutory capital and surplus will not be significant.

     The Company is currently subject to various regulatory restrictions that limit the maximum amount of dividends available to be paid to its parent without prior approval of insurance regulatory authorities. The Company does not have surplus available to pay dividends to TIC in 2001 without prior approval of the Connecticut Insurance Department.

     In 2000, TIC contributed $250 million as additional paid-in capital to the Company.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


ACCUMULATED OTHER CHANGES IN EQUITY FROM NON-OWNER SOURCES, NET OF TAX

Changes in each component of Accumulated Other Changes in Equity from Non-Owner Sources were as follows:


                                                      NET                             ACCUMULATED
                                                      UNREALIZED       FOREIGN        OTHER CHANGES
                                                      GAIN (LOSS) ON   CURRENCY       IN EQUITY FROM
                                                      INVESTMENT       TRANSLATION    NON-OWNER
($ in thousands)                                      SECURITIES       ADJUSTMENT     SOURCES
                                                      --------------   -----------    --------------

BALANCE, JANUARY 1, 1998                               $  70,277       $    --        $  70,277
Unrealized gains on investment securities,
   Net of tax of $15,957                                  29,632            --           29,632
Less: reclassification adjustment for gains
   Included in net income, net of tax of $(6,473)        (12,020)           --          (12,020)
                                                       ---------       ---------      ---------
CURRENT PERIOD CHANGE                                     17,612            --           17,612
                                                       ---------       ---------      ---------

BALANCE, DECEMBER 31, 1998                                87,889            --           87,889
Unrealized loss on investment securities,
   Net of tax of $(70,234)                              (130,433)           --         (130,433)
Less: reclassification adjustment for losses
  Included in net income, net of tax of $1,741             3,232            --            3,232
                                                       ---------       ---------      ---------
CURRENT PERIOD CHANGE                                   (127,201)           --         (127,201)
                                                       ---------       ---------      ---------

BALANCE, DECEMBER 31, 1999                               (39,312)           --          (39,312)
Unrealized gains on investment securities,
   Net of tax of $25,914                                  48,127            --           48,127
Less: reclassification adjustment for losses
   Included in net income, net of tax of $2,589            4,807            --            4,807
                                                       ---------       ---------      ---------
CURRENT PERIOD CHANGE                                     52,934            --           52,934
                                                       ---------       ---------      ---------
BALANCE, DECEMBER 31, 2000                             $  13,622       $    --        $  13,622
                                                       =========       =========      =========


7.   BENEFIT PLANS

     PENSION AND OTHER POSTRETIREMENT BENEFITS

     The Company participates in a qualified, noncontributory defined benefit pension plan sponsored by Citigroup. In addition, the Company provides certain other postretirement benefits to retired employees through a plan sponsored by The Travelers Insurance Group Inc. (TIGI), TIC's direct parent. The Company's share of net expense for the qualified pension and other postretirement benefit plans was not significant for 2000, 1999 and 1998.

     401(K) SAVINGS PLAN

     Substantially all of the Company's employees are eligible to participate in a 401(k) savings plan sponsored by Citigroup. The Company's expenses in connection with the 401(k) savings plan were not significant in 2000, 1999 and 1998.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


8.   DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

     DERIVATIVE FINANCIAL INSTRUMENTS

     The Company uses derivative financial instruments, including financial futures, interest rate swaps, equity swaps, options and forward contracts as a means of hedging exposure to interest rate, equity price, and foreign currency risk on anticipated transactions or existing assets and liabilities. The Company does not hold or issue derivative instruments for trading purposes. These derivative financial instruments have off-balance sheet risk. Financial instruments with off-balance sheet risk involve, to varying degrees, elements of credit and market risk in excess of the amount recognized in the balance sheet.

     The contract or notional amounts of these instruments reflect the extent of involvement the Company has in a particular class of financial instrument. However, the maximum loss of cash flow associated with these instruments can be less than these amounts. For interest rate swaps, options, and forward contracts, credit risk is limited to the amounts that it would cost the Company to replace the contracts. Financial futures contracts and purchased listed option contracts have very little credit risk since organized exchanges are the counterparties. The Company as a writer of option contracts has no credit risk since the counterparty has no performance obligation after it has paid a cash premium.

     The Company monitors creditworthiness of counterparties to these financial instruments by using criteria of acceptable risk that are consistent with on-balance sheet financial instruments. The controls include credit approvals, limits and other monitoring procedures.

     The Company uses exchange-traded financial futures contracts to manage its exposure to changes in interest rates that arise from the sale of certain insurance and investment products, or the need to reinvest proceeds from the sale or maturity of investments. To hedge against adverse changes in interest rates, the Company enters long or short positions in financial futures contracts which offset asset price changes resulting from changes in market interest rates until an investment is purchased or a product is sold.

     Margin payments are required to enter a futures contract and contract gains or losses are settled daily in cash. The contract amount of futures contracts represents the extent of the Company's involvement, but not future cash requirements, as open positions are typically closed out prior to the delivery date of the contract.

     At December 31, 2000 and 1999, the Company held financial futures contracts with notional amounts of $89.9 million and $48.7 million, respectively. The deferred gains and/or losses on these contracts were not significant at December 31, 2000 and 1999. At December 31, 2000 and 1999, the Company's futures contracts had no fair value because these contracts are marked to market and settled in cash daily.

     The Company enters into interest rate swaps in connection with other financial instruments to provide greater risk diversification and better match assets and liabilities. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed-

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     rate and floating-rate interest amounts calculated by reference to an agreed notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date. Swap agreements are not exchange-traded so they are subject to the risk of default by the counterparty.

     As of December 31, 2000 and 1999, the Company held interest rate swap contracts with notional amounts of $279.0 million and $231.1 million, respectively. The fair value of these financial instruments was $2.0 million (loss position) at December 31, 2000, and was $9.5 million (loss position) at December 31, 1999. The fair values were determined using the discounted cash flow method. At December 31, 2000 and 1999, the Company held swap contracts with affiliate counterparties, included above, with a notional amount of $37.0 million and $43.7 million and a fair value of $1.8 million (loss position) and $4.7 million (loss position), respectively.

     The Company uses equity option contracts to manage its exposure to changes in equity market prices that arise from the sale of certain insurance products. To hedge against adverse changes in the equity market prices, the Company enters long positions in equity option contracts with major financial institutions. These contracts allow the Company, for a fee, the right to receive a payment if the Standard and Poor's 500 Index falls below agreed upon strike prices.

     At December 31, 2000 and 1999, the Company held equity option contracts with notional amounts of $291.5 million and $275.4 million, respectively. The fair value of these financial instruments was $6.9 million (gain position) and $32.6 million (gain position) at December 31, 2000 and 1999, respectively. The fair value of these contracts represents the estimated replacement cost as quoted by independent third party brokers.

     The off-balance sheet risks of interest rate options, equity swaps and forward contracts were not significant at December 31, 2000 and 1999.

     FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

     In the normal course of business, the Company issues fixed and variable rate loan commitments and has unfunded commitments to partnerships and joint ventures. The off-balance sheet risk of these financial instruments was not significant at December 31, 2000 and 1999.

     FAIR VALUE OF CERTAIN FINANCIAL INSTRUMENTS

     The Company uses various financial instruments in the normal course of its business. Fair values of financial instruments that are considered insurance contracts are not required to be disclosed and are not included in the amounts discussed.

     At December 31, 2000, investments in fixed maturities had a carrying value and a fair value of $2.3 billion compared with a carrying value and a fair value of $1.8 billion and $1.7 billion, respectively, at December 31, 1999. See Notes 1 and 2.

     At December 31, 2000, mortgage loans had a carrying value of $132.7 million and a fair value of $134.1 million and in 1999 had a carrying value of $155.7 million and a fair value of $156.0 million.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     In estimating fair value, the Company used interest rates reflecting the current real estate financing market.

     The carrying values of short-term securities were $247.4 million and $81.1 million in 2000 and 1999, respectively, which approximated their fair values. Policy loans which are included in other invested assets had carrying values of $12.9 million and $10.2 million in 2000 and 1999, respectively, which also approximated their fair values.

     The carrying values of $101.4 million and $57.6 million of financial instruments classified as other assets approximated their fair values at December 31, 2000 and 1999, respectively. The carrying values of $173.5 million and $100.2 million of financial instruments classified as other liabilities also approximated their fair values at December 31, 2000 and 1999, respectively. Fair value is determined using various methods, including discounted cash flows, as appropriate for the various financial instruments.

     At December 31, 2000, contractholder funds with defined maturities had a carrying value of $1,204 million and a fair value of $1,170 million, compared with a carrying value of $879 million and a fair value of $781 million at December 31, 1999. The fair value of these contracts is determined by discounting expected cash flows at an interest rate commensurate with the Company's credit risk and the expected timing of cash flows. Contractholder funds without defined maturities had a carrying value of $583 million and a fair value of $477 million at December 31, 2000, compared with a carrying value of $482 million and a fair value of $409 million at December 31, 1999. These contracts generally are valued at surrender value.

9.   COMMITMENTS AND CONTINGENCIES

     FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

     See Note 8.

     LITIGATION

     In the ordinary course of business, the Company is a defendant or co-defendant in various litigation matters incidental to and typical of the businesses in which it is engaged. In the opinion of the Company's management, the ultimate resolution of these legal proceedings would not be likely to have a material adverse effect on its results of operations, financial condition or liquidity.

10.  RELATED PARTY TRANSACTIONS

     The principal banking functions, including payment of salaries and expenses, for certain subsidiaries and affiliates of TIGI, including the Company, are handled by two companies. TIC handles banking functions for the life and annuity operations of Travelers Life & Annuity and some of its non-insurance affiliates. The Travelers Indemnity Company handles banking functions for the property-casualty operations, including most of its property-casualty insurance and non-insurance affiliates. Settlements between companies are made at least monthly. TIC provides various employee benefit coverages to certain subsidiaries of TIGI. The premiums for these coverages were charged in accordance with cost allocation procedures based upon salaries or census. In addition, investment

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     advisory and management services, data processing services and claims processing services are provided by affiliated companies. Charges for these services are shared by the companies on cost allocation methods based generally on estimated usage by department.

     TIC maintains a short-term investment pool in which the Company participates. The position of each company participating in the pool is calculated and adjusted daily. At December 31, 2000 and 1999, the pool totaled approximately $4.4 billion and $2.6 billion, respectively. The Company's share of the pool amounted to $172.5 million and $31.4 million at December 31, 2000 and 1999, respectively, and is included in short-term securities in the balance sheet.

     In the normal course of business, management of both the Company and TIC conducts reviews of the investment portfolios of each company to properly match assets with liabilities. As a result of these reviews, the Company sold $100 million of investments to TIC at arm's length, with a related loss of $1.3 million.

     The Company's TTM Modified Guaranteed Annuity Contracts are subject to a limited guarantee agreement by TIC in a principal amount of up to $450 million. TIC's obligation is to pay in full to any owner or beneficiary of the TTM Modified Guaranteed Annuity Contracts principal and interest as and when due under the annuity contract to the extent that the Company fails to make such payment. In addition, TIC guarantees that the Company will maintain a minimum statutory capital and surplus level.

     The Company sold structured settlement annuities to the insurance affiliates of Travelers Property Casualty Corp. (TPC). During 1998 it was decided to use TIC as the primary issuer of structured settlement annuities and the Company as the assignment company. Policy reserves and contractholder fund liabilities associated with these structured settlements were $726 million and $766 million at December 31, 2000 and 1999, respectively.

     The Company began distributing variable annuity products through its affiliate, Salomon Smith Barney (SSB) in 1995. Premiums and deposits related to these products were $1.6 billion, $1.1 billion and $932.1 million in 2000, 1999 and 1998, respectively. In 1996, the Company began marketing various life products through SSB as well. Premiums related to such products were $59.3 million, $40.8 million and $44.5 million in 2000, 1999 and 1998, respectively.

     During 1998, the Company began distributing deferred annuity products through its affiliates Primerica Financial Services (Primerica), CitiStreet Retirement Services (formerly The Copeland Companies), a division of CitiStreet, a joint venture between Citigroup and State Street Bank, and Citibank, N.A. (Citibank). Deposits received from Primerica were $844 million, $763 million and $216 million in 2000, 1999 and 1998 respectively. Deposits from Citibank and CitiStreet Retirement Services were $131 million and $220 million, respectively for 2000, and were insignificant in 1999 and 1998.

     The Company participates in a stock option plan sponsored by Citigroup that provides for the granting of stock options in Citigroup common stock to officers and key employees. To further encourage employee stock ownership, Citigroup introduced the WealthBuilder stock option program during 1997. Under this program, all employees meeting certain requirements are granted Citigroup stock options.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     Most leasing functions for TIGI and its subsidiaries are handled by TPC. Rent expense related to these leases is shared by the companies on a cost allocation method based generally on estimated usage by department. The Company's rent expense was insignificant in 2000, 1999 and 1998.

     At December 31, 2000 and 1999, the Company had investments in Tribeca Investments LLC, an affiliate of the Company, in the amounts of $29.4 million and $22.3 million, respectively.

     The Company also had investments in an affiliated joint venture, Tishman Speyer, in the amount of $52.8 million and $63.2 million at December 31, 2000 and 1999, respectively.

     The Company has other affiliated investments. The individual investment with any one affiliate was insignificant at December 31, 2000 and 1999.

11.  RECONCILIATION OF NET INCOME TO NET CASH USED IN OPERATING ACTIVITIES

     The following table reconciles net income to net cash used in operating activities:

       FOR THE YEAR ENDED DECEMBER 31,                                  2000            1999            1998
       ($ in thousands)                                                 ----            ----            ----

       Net Income From Continuing Operations                         $  90,905       $  52,606       $  57,485
          Adjustments to reconcile net income to cash used in
          operating activities:
              Realized (gains) losses                                    7,396           4,973         (18,493)
              Deferred federal income taxes                             36,748           6,410          11,783
              Amortization of deferred policy acquisition costs         68,254          38,902          15,956
              Additions to deferred policy acquisition costs          (297,733)       (211,182)       (120,278)
              Investment income accrued                                (27,812)        (27,072)         (3,821)
              Premium balances                                            (332)           (466)         (6,786)
              Insurance reserves                                       (18,487)        (16,431)         (8,431)
              Other                                                       (343)        (36,058)         (2,806)
                                                                     ---------       ---------       ---------
              Net cash used in operations                            $(141,404)      $(188,318)      $ (75,391)
                                                                     ---------       ---------       ---------


12.  NON-CASH INVESTING AND FINANCING ACTIVITIES

     There were no significant non-cash investing and financing activities for 2000, 1999 and 1998.

                             Travelers Index Annuity



                       STATEMENT OF ADDITIONAL INFORMATION

                 THE TRAVELERS FUND BD IV FOR VARIABLE ANNUITIES












                      Individual Variable Annuity Contract
                                    issued by





                     The Travelers Life and Annuity Company
                                One Tower Square
                           Hartford, Connecticut 06183














L-12683S                                                                May 2001

                                     PART C

                                Other Information

Item 24. Financial Statements and Exhibits

(a) The financial statements of the Registrant and the Report of Independent Accountants thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:

          Statement of Assets and Liabilities as of December 31, 2000 Statement of Operations for the year ended December 31, 2000 Statement of Changes in Net Assets for the years ended December 31, 2000 and 1999
          Statement of Investments as of December 31, 2000
          Notes to Financial Statements

        The financial statements of The Travelers Life and Annuity Company and the report of Independent Auditors, are contained in the Statement of Additional Information. The financial statements of The Travelers Life and Annuity Company include:

          Statements of Income for the years ended December 31, 2000, 1999 and 1998
          Balance Sheets as of December 31, 2000 and 1999
          Statements of Changes in Retained Earnings and Accumulated Other Changes in Equity from Non-Owner Sources for the years ended December 31, 2000, 1999 and 1998
          Statements of Cash Flows for the years ended December 31, 2000, 1999 and 1998 Notes to Financial Statements


(b)    Exhibits

1. Resolution of The Travelers Life and Annuity Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to the Registration Statement on Form N-4, filed May 23, 1997.)

2.     Not Applicable.

3(a). Distribution and Principal Underwriting Agreement among the Registrant, The Travelers Life and Annuity Company and Travelers Distribution LLC (Incorporated herein by reference to Exhibit 3(a) to the Registration Statement on Form N-4, File No. 333-58809 filed February 26, 2001.)

3(b). Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 4 the Registration Statement on Form N-4, File No. 333-27689 filed April 6, 2001.)

4. Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4 to the Registration Statement on Form N-4, filed May 23, 1997.)

5. Application. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, filed August 12, 1997.)

6(a). Charter of The Travelers Life and Annuity Company, as amended on April 10, 1990. (Incorporated herein by reference to Exhibit 6(a) to Registration Statement on Form N-4, File No. 33-58131, filed via Edgar on March 17, 1995.)

6(b). By-Laws of The Travelers Life and Annuity Company, as amended on October 20, 1994. (Incorporated herein by reference to Exhibit 6(b) to the Registration Statement on Form N-4, File No. 33-58131, filed via Edgar on March 17, 1995.)

8. Participation Agreements. (Incorporated herein by reference to Exhibit 8 to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 333-96521 filed May 24, 2000.)

9. Opinion of Counsel as to the legality of securities being registered. (Incorporated herein by reference to Exhibit 9 to the Registration Statement on Form N-4 filed May 23, 1997.)

10.    Consent of KPMG LLP, Independent Certified Public Accountants.

13. Computation of Total Return Calculations - Standardized and Non-Standardized. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, filed August 12, 1997.)

15(a). Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for George C. Kokulis, Katherine M. Sullivan and Glenn D. Lammey. (Incorporated herein by reference to Exhibit 15(a) to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 filed April 12, 2000.)

15(b). Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for George C. Kokulis, Katherine M. Sullivan and Glenn D. Lammey. (Incorporated herein by reference to Exhibit 15 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-70659 filed February 26, 2001.)

15(c). Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for William R. Hogan filed herewith.


Item 25.  Directors and Officers of the Depositor

Name and Principal       Positions and Offices
Business Address         with Insurance Company

George C. Kokulis*       Director, President and Chief Executive Officer
Glenn D. Lammey*         Director, Executive Vice President, Chief Financial
                           Officer, Chief Accounting Officer and Controller
Mary Jean Thornton*      Executive Vice President and Chief Information Officer
Stuart Baritz***         Senior Vice President
William H. Heyman**      Senior Vice President
William R. Hogan*        Director, Senior Vice President
Marla Berman Lewitus*    Director, Senior Vice President and General Counsel
Brendan Lynch*           Senior Vice President
Warren H. May*           Senior Vice President
Kathleen Preston*        Senior Vice President
Robert J. Price**        Senior Vice President
David A. Tyson*          Senior Vice President
F. Denney Voss**         Senior Vice President
David A. Golino*         Vice President
Donald R. Munson, Jr.*   Vice President
Tim W. Still*            Vice President

Anthony Cocolla*         Second Vice President
Linn K. Richardson*      Second Vice President and Actuary
Paul Weissman*           Second Vice President and Actuary
Ernest J. Wright*        Vice President and Secretary
Kathleen A. McGah*       Assistant Secretary and
                           Deputy General Counsel


Principal Business Address:
*      The Travelers Life and Annuity Company      **    Citigroup Inc.
       One Tower Square                                  399 Park Avenue
       Hartford, CT  06183                               New York, N.Y. 10048

***    Travelers Portfolio Group
       1345 Avenue of the Americas
       New York, NY 10105



Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

       Incorporated herein by reference to Exhibit 16 to Post-Effective Amendment No.4 to the Registration Statement on Form N-4, File No. 333-27689, filed April 6, 2001.


Item 27.  Number of Contract Owners

As of February 28, 2001, 8,461 contract owners held qualified and non-qualified contracts offered by the Registrant.


Item 28.  Indemnification

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

Citigroup Inc. also provides liability insurance for its directors and officers and the directors and officers of its subsidiaries, including the Registrant. This insurance provides for coverage against loss from claims made against directors and officers in their capacity as such, including, subject to certain exceptions, liabilities under the federal securities laws.

Rule 484 Undertaking

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 29.  Principal Underwriter

(a)        Travelers Distribution LLC
           One Tower Square
           Hartford, CT 06183

Travelers Distribution LLC also serves as principal underwriter and distributor for the following funds:

The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The The Travelers Fund BD III for Variable Annuities, The Travelers Fund ABD for Variable Annuities, Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Separate Account Nine for Variable Annuities, The Travelers Separate Account Ten for Variable Annuities, The Travelers Fund UL for Variable Life Insurance, The Travelers Fund UL II for Variable Life Insurance, The Travelers Fund UL III for Variable Life Insurance, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities and The Travelers Timed Aggressive Stock Account for Variable Annuities.

(b) The information required by this Item 29 with respect to each director and officer of Travelers Distribution LLC is incorporated by reference to Schedule A of Form BD filed by Travelers Distribution LLC pursuant to the Securities and Exchange Act of 1934 (File No. 8-50244).

(c)    Not Applicable

Item 30.  Location of Accounts and Records

(1)        The Travelers Life and Annuity Company
           One Tower Square
           Hartford, Connecticut  06183

Item 31.  Management Services

Not Applicable.

Item 32.  Undertakings

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents:

(a). That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment to this registration statement and has duly caused this post-effective amendment to this registration statement to be signed on its behalf in the City of Hartford, State of Connecticut, on the 6th day of April 2001.

                            THE TRAVELERS FUND BD IV FOR VARIABLE ANNUITIES
                                          (Registrant)

                            THE TRAVELERS LIFE AND ANNUITY COMPANY
                                          (Depositor)



                            By:    *GLENN D. LAMMEY
                               ------------------------------------
                                   Glenn D. Lammey, Chief Financial Officer,
                                   Chief Accounting Officer and Controller


As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 6th day of April 2001.



*GEORGE C. KOKULIS              Director, President and Chief Executive Officer
  (George C. Kokulis)           (Principal Executive Officer)


*GLENN D. LAMMEY                Director, Chief Financial Officer,
  (Glenn D. Lammey)             Chief Accounting Officer and Controller
                                (Principal Financial Officer)


*MARLA BERMAN LEWITUS           Director
  (Marla Berman Lewitus)


*WILLIAM R. HOGAN               Director
  (William R. Hogan)



*By:    /s/Ernest J. Wright, Attorney-in-Fact

                                  EXHIBIT INDEX

Exhibit
No.                                 Description                Method of Filling


10.      Consent of KPMG LLP, Independent
         Certified Public Accountants                          Electronically

15       Power of Attorney authorizing Ernest J.
         Wright or Kathleen A. Mcgah                           Electronically
         as signatory for William R. Hogan.